Redacted ID	LOANID	LOANID2	SLOANID	Final Current Event Level	Current Exceptions	Servicing Comments	Status Date	Last Action Date per Servicer
284516022	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX On XX/XX/XXXX Borrower called in stated unable to access online account. Stated no longer has access to phone number which is listed on mortgage. Advised reset XXX once reset will be able to put in updated phone number. Borrower made payment in the amount of $X.XX towards XX/XX bill, using checking amount. Confirmation provided. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, the property is located in a disaster area designated by XXX. XXX (XXX) declared on XX/XX/XXXX. No damages were reported.
							07/31/2024	08/30/2024
284515465	XXXX	677855504	303763920	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX,  the co- borrower called in about account balance transferred to bankruptcy. On XX/XX/XXXX, borrower called in and suggested how to make payment. On XX/XX/XXXX, borrower wanted to know about XX/XX/XXXX payment. On XX/XX/XXXX, borrower called in and bankruptcy is not discharged yet. On XX/XX/XXXX, borrower called in and wanted to know the escrow balance. On XX/XX/XXXX, the borrower called in and borrower paid XX/XX. On XX/XX/XXXX, the borrower called in regarding the status of the loan. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/08/2024
284514822	XXXX	677850455	303764458	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no contact prior to XX/XX/XXXX. on XX/XX/XXXX borrower called to verify balance, so servicer advised that the escrow analysis for taxes increased and borrower made a payment of $X.XX. As per comment dated XX/XX/XXXX borrower called regarding removal of escrow. Servicer informed that will need to send in written request through online or fax or mail and so a mailing address was provided. As per comment dated XX/XX/XXXX borrower called about the escrow and informed that needs to pay own insurance of $X.XX. Borrower inquired about the tax and reason for payment going up. Servicer informed that due to taxes it went up. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/15/2024
284515034	XXXX	677850059	303764500	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX borrower called in regarding borrower received letter and wants to know more about resolution. Agent explains the annual escrow statement about the shortage amount $X.XX to reduced payment. On XX/XX/XXXX borrower called in to confirm if there was an insurance payment made. Agent advised paid XX/XX in amount of $X.XX. Borrower inquired about payment address with mortgagee clause. On XX/XX/XXXX borrower called to get 1098 monthly statement.  On XX/XX/XXXX borrower calling in to make escrow payment and payment processed $ X.XX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the property is in a XXX disaster area (XXX) due to XXX declared on XX/XX/XXXX. No property damages reported.
Comments on XX/XX/XXXX indicated the property is in a XXX disaster area (XXX) due to XXX declared on XX/XX/XXXX. No property damages reported.
							07/31/2024	08/05/2024
284515582	XXXX	677838435	303765726	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: XXX disaster number (XXX) declared on XX/XX/XXXX for XXX identified as per comment dated XX/XX/XXXX.
There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during
							07/31/2024	08/27/2024
284515373	XXXX	677847329	303764792	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, indicated the property is in XXX disaster area due to XXX ( XXX)  with disaster declared on XX/XX/XXXX. No Damages were reported.
							07/31/2024	08/16/2024
284515117	XXXX	677849069	303764606	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: XXX disaster number XXX declared on XX/XX/XXXX for XXX identified as per comment dated XX/XX/XXXX.
XXX disaster number XXX declared on XX/XX/XXXX for XXX identified as per comment dated XX/XX/XXXX.
							07/31/2024	08/14/2024
284516075	XXXX	677842510	303765296	3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							07/31/2024	08/21/2024
284516024	XXXX	677848731	303764640	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The loan is performing and there were minimal attempts to contact the borrower. The borrower makes their payments online. Comment dated XX/XX/XXXX, indicated the property is in XXX disaster area due to XXX (XXX) with disaster declared on XX/XX/XXXX. No Damages were reported. Comment dated XX/XX/XXXX, indicated the property is in XXX disaster area due to XXX (XXX) with disaster declared on XX/XX/XXXX. No Damages were reported.
							07/31/2024	08/26/2024
284515122	XXXX	677840837	303765472	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX Spoke with Borrower state that Borrower made a payment in XXX the account should not be due for XX months reviewed payment history advised the payment returned No future question on XX/XX/XXXX Borrower states that has had a death in the family which caused him to be off of work for a while borrower state states that needs help catching up. Borrower is able to make his regular monthly payments but not able to catch up. Reviewed loan through Claim advised of next steps attempted to evaluate the loan in system is down advised spec will follow up in 5-7 days updated phone consent Group achieved offered half. On XX/XX/XXXX Spoke with Borrower and advised of tad the calm tool was used on XX/XX however I did not see income and expense. I asked for income and expenses again, but he informed borrower getting ready for work. Borrower asked for spec to follow up however in addition Borrower informed Borrower wants to I Advised of late fees and foreclosure. On XX/XX/XXXX Spoke to borrower advised that then loan was open for loss mitigation review, but I saw a comment stating that borrower is planning on bringing the loan current at the end of the month. Asked if he needed loss mitigation assistance at this time. borrower stated does not want assistance at this time but to leave request open in case is unable to bring loan current on borrower own. On XX/XX/XXXX Spoke with borrower regarding called for first payment of $X.XX XX/XX rushing me off the phone did have much time, and I advised of next payment XXX.    On XX/XX/XXXX Borrower called to make payment. On XX/XX/XXXX outbound call borrower stated borrower is employment hours has slowed down, but borrower will a payment for the total amt due $X.XX on XX/XX/XXXX over the phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/31/2024
284515870	XXXX	677860819	303763352	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX agent called borrower regarding account information, borrower promise to pay. On XX/XX/XXXX borrower called and requested payment arrangement loan modification due to death in family member. On XX/XX/XXXX borrower called in about the account information. On XX/XX/XXXX borrower called in about the payment due $X.XX. On XX/XX/XXXX borrower called in about the account information. On XX/XX/XXXX borrower called and stated need assistance due to spouse being deceased. On XX/XX/XXXX borrower stated spouse passed away. On XX/XX/XXXX borrower called in about the account status. On XX/XX/XXXX borrower called in about the account status and hardship due to spouse death. On XX/XX/XXXX borrower called in about the account status. On XX/XX/XXXX borrower called to scheduled XX payment for XX/XX. On XX/XX/XXXX agent called borrower regarding the loss mitigation. On XX/XX/XXXX borrower called in regarding the XXX payment. On XX/XX/XXXX borrower called to make a payment. On XX/XX/XXXX agent called borrower regarding the making payment in the amount of $X.XX. On XX/XX/XXXX agent called borrower regarding account information and borrower promise to pay $X.XX. On XX/XX/XXXX borrower called regarding 1098 form. There was no additional contact, and the loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/23/2024
284516087	XXXX	709789051	303903793	3
[3] Evidence of environment issues surrounding property.

[3] Occupancy - Vacant

[3] There is evidence of property damage.

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in said cannot pay the property is unlivable XXX is leaking and has XXX and borrower is unemployed due to surgery. On XX/XX/XXXX borrower called to make a payment and had a surgery will not go to work until XX/XX/XXXX. On XX/XX/XXXX called to request a payoff advise will take 4-5 business days to get the pay off online. On XX/XX/XXXX called had surgery and hasn't been able to work advise escrow falls, call back with options. On XX/XX/XXXX calling for promissory note system was not able to submit. On XX/XX/XXXX borrower called in about loan assumption and 1st step would need to take place is reinstatement then ordered payoff, borrower was interested in home wants to payoff  the account and real estate agent need to go for short sale. On XX/XX/XXXX borrower call for reinstatement amount advise $X.XX borrower is not working since XXX and there is no workout in place and trying to get help and asked for reinstatement. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per comment dated XX/XX/XXXX damage identified unlivable XXX is XXX and has XXX. There is no evidence of 100% inspection complete and damage being repaired.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	09/04/2024
284516015	XXXX	709792428	303904122	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called in advised about TAD. Called in to check payment was received. Advised payment was received. On XX/XX/XXXX Borrower called in regarding endorse claim check and estimate unable to tag call. On XX/XX/XXXX Borrower called in stated received a check by XXX and wanted to know process. Advised time frame. Also advised about loan transfer by XX/XX. Would be enough time for the check to sent out. On XX/XX/XXXX Authorized third party called in confirm payment in system. On XX/XX/XXXX Authorized third party called in stated received a status letter. Advised XXX is closed. It was mailed out before XXX was closed. It is a system generated letter. On XX/XX/XXXX Borrower called in provided authorization to a family member for life of loan. Authorized third party wanted to know when escrow for insurance was paid. Advised on XX/XX/XXXX. Wanted to make sure that payment will be received. Advised payment was sent on XX/XX/XXXX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284515057	XXXX	709785331	303904193	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called  for TAD and stated that was gathering funds to bring the loan current and took financials from RPP, however as the borrower had a defiXXX was asked to go for modification, and a new packet was sent. On XX/XX/XXXX the borrower called and stated that wanted to save the home, was looking for        assistance option, servicer opened workout and sent application. On XX/XX/XXXX the borrower called and was advised that the modification was denied and was provided with the XXX contact. Borrower called on XX/XX/XXXX and requested an update on the modification, was advised that additional information was still needed, said will be reaching out to the bank for information on the account for the agency that send the $X.XX escrow analysis monthly in attempt to contact for verifying the document regarding the monthly deposit and sending over what has for the daughter who provides the monthly rental information but the information was declined. The borrower called on to discuss if could still send hardship affidavit as did not initially send, advised will print the following  and return,  advised will attempt to have the following  returned tomorrow unless still enduring power outage, RFD was discussed, daughter lost employment during the pandemic, has constant issues with septic tank every few months in which she has to pay $X.XX, advised increase in utilities to about $X.XX monthly as daughter   family moved into the home. On XX/XX/XXXX the borrower called and was advised of the missing documents for modification. On XX/XX/XXXX the borrower called and was advised of the requirement of the lease agreement, borrower stated didn't have one with daughter, was advised to create a lease agreement and send it in and the file is in foreclosure but no sale date was set. The borrower was called on XX/XX/XXXX was advised that the rental receipts were received and needed updated lease agreement, borrower hung up. On XX/XX/XXXX borrower called added daughter as an authorized third party, asked about bringing account current, was given wiring instructions for the funds. Borrower called on XX/XX/XXXX said would like to cancel the MOD review on loan. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284515931	XXXX	709791461	303904051	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called in due for XX/XXXX. fees $X.XX. Borrower can't repayment plan will print modification form web, wants to think about repayment plan but doesn't have funds to support it. did not request figures, offered XXX but borrower advised already used their services. On XX/XX/XXXX outbound call to borrower advised of missing document needed for loss mitigation. Borrower has to return to work. On XX/XX/XXXX Borrower called to advised will emailed missing document, provided emailed. Borrower stated the application with prior servicer. Borrower is completing the application with us financial difficulties, hardship has been resolved. Borrower needs assistance with the delinquency. On XX/XX/XXXX Borrower called following up on modification and advised of the missing document and provided. Borrower sent it last week and will resent verified. On XX/XX/XXXX Borrower called in and said send in missing document on XX/XX/XXXX borrower said send entire application over will follow up on XX/XX/XXXX. On XX/XX/XXXX Borrower called and discussed modification status went of missing modification document agreed to send document. On XX/XX/XXXX Borrower calling about submitting modification document. stated email rejected. confirmed email address. stated just sent advised will be reviewed within 5 days. Advised of website to uploaded document and view status of modification. On XX/XX/XXXX Borrower called from over missing document send while on call advised document received and confirmed advised if anything else is needed, we will advise missing document provided. On XX/XX/XXXX Borrower called to check document missing. On XX/XX/XXXX Borrower called who said we keep rejecting borrower and borrower was calling to find out. advised borrower that I can see that borrower attempting to send in the package but since it is rejecting borrower was encouraged to resend them of us. On XX/XX/XXXX Borrower called and said has sale date. advised missing document to send not able to confirm if loan will be review as sale date has been set. Borrower can upload document and follow up. Borrower total income is $X.XX. also income is $X.XX. also requested quote. On XX/XX/XXXX Borrower was told reinstalment quote would be emailed borrower don't do that there all Verbal. On XX/XX/XXXX I spoke with borrower. Borrower is new I did all the new stuff we got the loan XX/XX/XXXX rumored. Borrower did upload and 30 days paystubs on sat. I let borrower know and did call back. Borrower did order reinstatement XX/XX/XXXX. foreclosure attorney we only do things here verily we don't email anything borrower was told borrower would get a email did. Borrower didn't need payment options has them. and borrower sale date XX/XX/XXXX. Borrower is trying to save the home. On XX/XX/XXXX Borrower called advised missing items did fund paystubs they are completed opened. Paystubs are in and borrower is upset. it wasn't saying why the document are being rejected. Borrower will send over items today. Borrower will follow up on web. On XX/XX/XXXX Borrower called for reinstalment update advised within XX days Fo closure sale on XX/XX, unable to review for modification. Borrower called for reinstatement update advised got foreclosure today explain reinstatement quote $X.XX. On XX/XX/XXXX Borrower called in to get the reinstatement figures provided $X.XX. looks like property only through end of XXX. Advised due date XX usual 15 days grace but can't see grace. Borrower advised will wire tonight to tomorrow. advised if going you wire as there maybe there maybe changes. once in will cancel. On XX/XX/XXXX Spoke with borrower to confirm wiring Information. advised the outstanding fee send costs is not included in the minimum amount due. advised borrower needs to wait for the reinstatement completed. advised we have to the full amount to bring the loan current due to the foreclosure on XX/XX/XXXX. On XX/XX/XXXX Borrower called in reference to the reinstatement quote to see if we have received the reinstatement quote back from the attorney advised borrower not yet. that do see I reinstatement that done XX/XX/XXXX. On XX/XX/XXXX Borrower called for reinstalment $X.XX good through XX/XX borrower said longer want to be reviewed for modification but would like to reinstalment. On XX/XX/XXXX Borrower called in to get wire instruction was at bank. wanted me to discuss with back was trying to upload authorized third party informed but was not able to did provided 1 time verbal for bank. On XX/XX/XXXX Borrower called processed payment for $X.XX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been denied for modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284515332	XXXX	709790158	303904096	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower was called borrower set up payment in the amount of $X.XX. There was no additional contact and currently file is Performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comment dated on XX/XX/XXXX shows that there is damage on the property. Claim was filed. On XX/XX/XXXX shows that Claim was classified as monitored. There is no any indication of repair has been done on the property. There is no further information available about the damage.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284514461	XXXX	709784953	303904059	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The loan is performing and there were minimal attempts to contact the borrower. The borrower makes their payments online.
							07/31/2024	08/29/2024
284515929	XXXX	709786743	303903601	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called in wanted to make a payment. Advised borrower about lowering escrow. On XX/XX/XXXX Borrower called in advised last payment received was short by $X.XX and requested to scheduled a payment on XX/XX to cover XXX. On XX/XX/XXXX Borrower called in regarding payment activity. Last payment was received on XX/XX/XXXX in the amount of $X.XX for the month of XXX. Account is reflecting XX/XX/XXXX. On XX/XX/XXXX Borrower was called out for payment. Borrower like to make payment explain the drafting date. On XX/XX/XXXX Borrower called in to make a payment. Working on bring account current. On XX/XX/XXXX Borrower called in regarding $X.XX amount showing in due. Advised that was a late fees. On XX/XX/XXXX Borrower called in and made a payment. On XX/XX/XXXX Borrower stated wanted to dispute regarding late fees. Borrower will send dispute. Provided fax information. On XX/XX/XXXX Borrower was called out regarding disputes the late fee. As per borrower took the payment for and it is short $X.XX so late payment should not be charged. Informed borrower request to waive the late fee. On XX/XX/XXXX Borrower was called out regarding payment stated will pay within the week. On XX/XX/XXXX Borrower called in because received notices for XXX payment. Advised payment made on XX/XX/XXXX. Borrower said that payment made by family member. On XX/XX/XXXX Borrower called in wanted to fulfill the missing payment. Explained pending payment is $X.XX because the payment amount is $X.XX was reversed due to invalid account. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284515447	XXXX	709785976	303904292	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX customer called in to inform that borrower's family member got deceased and was unable to make payment. On XX/XX/XXXX customer called in regarding to inquire about reinstate the loan. On XX/XX/XXXX customer called in and wanted to confirm the payment was done agent advised it is posted on XX/XX. On XX/XX/XXXX customer called in regarding that property got damage and want to claim on it. On XX/XX/XXXX servicer contacted borrower regarding to schedule payment and it is scheduled on XX/XX/XXXX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comment dated XX/XX/XXXX indicates that subject property had XXX damage on XXX, XXX or XXX. Comment dated XX/XX/XXXX indicates that borrower filed for insurance claim and the claim was classified as non-monitored. Comment dated XX/XX/XXXX indicates that the claim check was endorsed and released to the party. However as per latest comment there was no evidence that the damage is completed.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	09/03/2024
284514916	XXXX	709788822	303902832	2	[2] Bankruptcy - BK Filed - No evidence POC filed [2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							07/31/2024	09/01/2024
284514524	XXXX	709783062	303902969	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in to inquire about the loan transfer and servicer helped the borrower to setup the account online. On XX/XX/XXXX borrower called in to get workout option as borrower will have $X.XX to $X.XX if borrower is opting out for repayment plan. Service review all the option and advised for repayment plan. Borrower has a fixed income but their son who has been the contributor and helping with paying all the bills and lost his job in XXX of this year and borrower informed their son acquired a new job in XXX of this year. Borrower is interested on repayment plan and transfer the call to authorized department for workout options. Borrower called in regarding payment arrangement issue online unable to finish the process and would like to set up payment arrangement. borrower would like to split the payment for the past due payment for XX months if possible and borrower just got a new job. Borrower called in to discuss account status and stated reason for delinquency as lost job but got a new job and back to work will be able to get loan current most likely by XXX. Agent discussed short term repayment plan however borrower wanted to call in XXX to discuss arrangements and terms. On XX/XX/XXXX Agent called borrower to review loan status and confirmed monthly payment set for XX/XX/XXXX and discussed potential repayment plan and borrower informed hardship was resolved working on getting loan current as soon as possible. Agent informed to borrower another payment is scheduled on XX/XX/XXXX. Borrower is not requesting to be reviewed for modification or formal repayment plan at this time. On XX/XX/XXXX Borrower discussed the scheduled payment for $X.XX to be drafted on XX/XX/XXXX and mentioned reason for delinquency as situation with son's work. On XX/XX/XXXX Agent called the borrower and informed that the payment is setup for XX/XX/XXXX. On XX/XX/XXXX Borrower called to know about the endorsement process for the hazard claim check received from XXX and agent advised the check needs to be endorsed. On XX/XX/XXXX Agent called the borrower to follow up on the payments and borrower said that they will pay before XX. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per comment dated XX/XX/XXXX Claim was classified as non-monitored claim. There was a property damage due to XXX. On XX/XX/XXXX Borrower received check from insurance company and need endorsement for claim provided. On XX/XX/XXXX Auto claim was closed and there is no evidence of 100% inspection or repair completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284514770	XXXX	709785612	303903815	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in advised of total amount due and promised to make payment on XX/XX/XXXX in the amount of $X.XX. On XX/XX/XXXX there was a servicer transfer in the file and letter will be sent to borrower. On XX/XX/XXXX borrower called in and can make payment today in the amount of $X.XX. Borrower will make another payment on XX/XX and will be able to get the account current by the end of the month. On XX/XX/XXXX borrower requested to schedule XX payment to bring the account current and servicer set up the repayment plan. Borrower made payment for $X.XX and will bring the account current by the XXX. On XX/XX/XXXX borrower called in regarding the payment and servicer scheduled the payment for XX/XX. Took the payment in the amount of $X.XX with updated bank account. Borrower will call back next week for remaining dues. On XX/XX/XXXX borrower called in to make partial payment on the account. Borrower will make payment of $X.XX. On XX/XX/XXXX borrower called in to make payment. On XX/XX/XXXX borrower stated to make bi weekly payment should have $X.XX in unapplied. Servicer advised last payment received covered the XXX. Servicer stated to make payment of $X.XX on XX/XX and borrower will pay late fee later.  Servicer processed the payment for XX/XX for $X.XX. On XX/XX/XXXX borrower called in to request partial payment in the amount of $X.XX. Scheduled the remaining due in the amount of $X.XX on XX/XX/XXXX. Borrower also wanted to get information on insurance payment. Servicer advised insurance expired on XX/XX and asked to contact insurance to update them with mortgage clause. Borrower also asked to cancel the payment scheduled on XX/XX for $X.XX and payment was cancelled and wanted to schedule partial payment for $X.XX for today and remaining in XXX. On XX/XX/XXXX and XX/XX/XXXX borrower called in to make a payment and payment processed. On XX/XX/XXXX servicer called in and informed about the account is in good standings. On XX/XX/XXXX borrower want to make XXX payment early. On XX/XX/XXXX servicer called in and reviewed the due amount. Also scheduled the payment and provided email confirmation to the borrower. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	09/04/2024
284514889	XXXX	709783286	303902859	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower verified name, last 4 ssn and property zip, borrower confirming the XXX statement that received and advise borrower disregard XXX due as it was already paid and letter was generated and asked borrower to when can make a payment for XXX and borrower advise before end of the month. On XX/XX/XXXX borrower to set up a payment discussed  and borrower will make the next payment by XXX.  On XX/XX/XXXX borrower stating until when can pay the escrow shortage advise can do payment before and after effective processed payment for $X.XX. On XX/XX/XXXX borrower called in to make a payment. On XX/XX/XXXX servicer called out reminded about balance due and processed payment. On XX/XX/XXXX servicer called out requested to process a payment including late fees, processed payment $X.XX. On XX/XX/XXXX servicer called out verified mailing address, email and phone number. On XX/XX/XXXX borrower called in process XXX guideline. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per comment dated XX/XX/XXXX damage is identified in XXX by XXX. There is no evidence of damage being repaired or 100% inspection completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284516096	XXXX	709781348	303902813	3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the successor in interest called in and have questions about the year end statement. On XX/XX/XXXX, the successor in interest called in and have question about 1098 form. On XX/XX/XXXX, SII wanted to know the status of document. On XX/XX/XXXX, wanted to know the status of SII. On XX/XX/XXXX, borrower called in and asked for copy of 1098 form-XXXX. There was no additional contact, and the loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  On XX/XX/XXXX, prior servicer completed modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284514974	XXXX	709793871	303902902	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Authorized third party called in stated checking account ws hacked. Thought made a payment to XXX went thru stated would not have enough funds by XX/XX/XXXX. Date of breach LTR informed. Submitted for modification. Explained how modification works. Also informed about pre approved repayment plan. Authorized third party  can sent fraud document to show why payment was late. On XX/XX/XXXX Borrower called in stated due to bank fraud check was bounce. Issue with bank is resolved now. Borrower requested for another repayment. Modification declined. Advised to update financial, has surplus of $X.XX and had $X.XX for down payment. Structured XX months plan and submitted to investor approval. On XX/XX/XXXX Authorized third party called in advised repayment plan approved. Details provided. On XX/XX/XXXX Authorized third party called in to confirm loan number. Asked about payment can be made today? Call disconnected. On XX/XX/XXXX Authorized third party for a loan modification to prior servicer. Advised on boarding status, unable to review application. Authorized third party stated will call back. On XX/XX/XXXX Authorized third party called in checked for options. Previously had a repayment plan started in XXX. Representative can go all the options again. Authorized third party stated hardship is resolved can make payment now. On XX/XX/XXXX Authorized third party called in wanted to discuss repayment plan. Advised not an option of repayment plan as loan is in foreclosure. Authorized third party can send modification application today. Provided fax information. On XX/XX/XXXX Authorized third party called in stated modification sent yesterday. Advised about time frame. On XX/XX/XXXX Authorized third party follow call made. Advised in process of completing correct items needed for modification review. On XX/XX/XXXX Authorized third party called in stated will fax modification items. Intentions to reinstate the loan by the XX of XXX. Wire instruction provided. On XX/XX/XXXX Authorized third party called in to discuss the account. Advised ordered fees and cost to get full reinstatement amount. Also asked about modification advised not received application, Provided fax to resend. On XX/XX/XXXX Authorized third party to confirm wire instruction stated will wire reinstate amount today. Hardship is resolved can make payments. On XX/XX/XXXX Authorized third party called in stated not able to wire the funds until XX/XX. Advised about update reinstatement amount. On XX/XX/XXXX Authorized third party called in planing to wire the funds this XXX. Advised the reinstate quote is only good thru till XX/XX/XXXX. Authorized third party stated will call back. On XX/XX/XXXX Authorized third party called in just made wire payment in the amount of $X.XX. Wanted to make sure funds received. Advised reinstatement funds will take 24-48 hours. On XX/XX/XXXX Authorized third party called in stated foreclosure not been terminated. Emailed foreclosure to escalated. Also stated funds applied to principle were supposed to be the XXX payment. On XX/XX/XXXX Authorized third party called in regarding payment issue. Ticket created. On XX/XX/XXXX Authorized third party called in stated will be make payment after grace period. Advised about late fee but within 30 days. Advised about lender paid expenses. On XX/XX/XXXX Authorized third party called in to confirmed that there is pending payment on account completed. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	09/04/2024
284514968	XXXX	709794549	303903009	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no contact prior to XX/XX/XXXX. As per comment dated XX/XX/XXXX borrower called verified information and went over missing modification items dated XX/XX/XXXX. As per comment dated XX/XX/XXXX borrower informed of missing items has till XX/XX/XXXX to complete the package. Borrower will email over the weekend.  As per comment dated XX/XX/XXXX borrower called for missing documents. Servicer called that foreclosure was on hold as it was under review . Borrower is working with agency for assistance to process homeowner assistance funds. As per comment dated XX/XX/XXXX borrower called to follow up on the modification. Servicer advised to check the website for updated and as borrower went over the missing documents so emailed a non borrower form. Borrower informed that had submitted for homeowner assistance funds and opened tax. As per comment dated XX/XX/XXXX borrower called to ask about what is needed from principal and interest. Also itemized deduction such as supplies, tools to which borrower understood. Borrower also requested update on homeowner assistance funds. As per comment dated XX/XX/XXXX borrower verified status of homeowner assistance funds and the representative informed that on XX/XX/XXXX that are awaiting response from agent to validate information and inquiry that was sent. As per comment dated XX/XX/XXXX borrower called in the borrower that was advising that had sent modification documents and also dealing with homeowner assistance funds program for XXX. As per comment dated XX/XX/XXXX borrower called to inquire about missing modification document and relayed need to send profit and loss including November month. As per comment dated XX/XX/XXXX borrower verified information and also went over missing modification items. As per comment dated XX/XX/XXXX borrower verified name, last 4 digits of social security number and zip code. Informed that funds was sent on XX/XX/XXXX of $X.XX. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284515363	XXXX	709794143	303902827	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. Comment dated XX/XX/XXXX, borrower called to make a payment in the amount of $X.XX. On dated XX/XX/XXXX, borrower called and informed bank was hacked. Servicer advised to notify bank of the transaction been it is fraud. On dated XX/XX/XXXX, borrower called to make a payment cleared. On dated XX/XX/XXXX, borrower set up a payment in the amount of $X.XX. On dated XX/XX/XXXX, borrower called regarding the repayment plan made on XX/XX/XXXX in the amount of $X.XX.  Servicer talked to borrower and advised monthly payment amount also advised escrow shortage divided into XX months advised option to spread over XX months. On dated XX/XX/XXXX, servicer talked with 3rd party regarding insurance services. On dated XX/XX/XXXX, servicer called to borrower. Borrower is frustated and advised no need to do courtesy call as borrower make the payment before XX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284514470	XXXX	709795769	303903954	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in and stated will make the payment once the insurance check get clear. On XX/XX/XXXX borrower called in to check status of the check and servicer advised need to on board the loan to make request to have funds moved for disbursement. On XX/XX/XXXX servicer called in and stated check fund were sent to the previous servicer. Borrower paid the repairs by own and will make the payment once get refund from insurance company. On XX/XX/XXXX borrower called in and informed about the XXX damage on dated XX/XX/XXXX and want to release funds for repairs. On XX/XX/XXXX servicer advised the borrower about the account being in the process of update and once update done then can draw the insurance check. On XX/XX/XXXX borrower called to waive the late fee as borrower was waiting for insurance claim check. Also informed will make monthly payments once check get clears. On XX/XX/XXXX borrower stated funds has been spent for damage and due to which borrower account is past due. Insurance company need to send check of $X.XX to the borrower. On XX/XX/XXXX, borrower called in to make outstanding payment in the amount of $X.XX and requesting late fee should be waive as late payment was due to delay from servicer end related to insurance claim check. On XX/XX/XXXX servicer spoke with borrower and provided the disclosure. Borrower disconnected the call due being busy. On XX/XX/XXXX borrower informed there is damage to the property and no job impact. Borrower can make the monthly payment. Borrower not filed the claim as borrower do not have the insurance provided information. Servicer advised to call insurance department to check the details and scheduled the payment in the amount of $X.XX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX, indicate claim filed for XXX damage on dated XX/XX/XXXX and loss amount $X.XX. On XX/XX/XXXX final check was drawn to the borrower in the amount of $X.XX. On XX/XX/XXXX, loss draft find disbursement request was approved. On XX/XX/XXXX, indicate there was a claim check for $X.XX for XXX damage on dated XX/XX/XXXX. On XX/XX/XXXX, approval was given to classified the claim. On XX/XX/XXXX, claim was classified as non monitored. On XX/XX/XXXX, final cover letter was ordered. On XX/XX/XXXX, auto claim was closed. On XX/XX/XXXX, indicate there is damage as XXX and XXX was damaged. There is no evidence of repairs completed or 100% inspection done.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284515975	XXXX	709797708	303896510	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no contact prior to XX/XX/XXXX. Borrower called verified full name, social security number, address, phone number, date of loss. Homeowner was unable to continue on the website and how the disbursement are issued and options on how to submit the check. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  As per comment dated XX/XX/XXXX it indicates the date of loss is noted as XX/XX/XXXX. A non monitored claim ordered with endorsed and release letter was sent. No other comments that states inspection is 100% completed or repair has been completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284514985	XXXX	717541932	303898216	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							07/31/2024	08/29/2024
284514796	XXXX	7000328037	303980597	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no contact prior to XX/XX/XXXX. As per comment dated XX/XX/XXXX borrower called for escrow inquiry, shortage and surplus. As borrower requested for escrow analysis, servicer informed that borrower was already ran for the year in XXX and needs to pay shortage for XX months. Borrower was unable to request new escrow analysis due to no changes since last escrow analysis. Next escrow analysis need to be ran in XXX for state of XXX. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the property is in a XXX disaster area due to XXX. No damages reported.
							07/31/2024	08/07/2024
284514672	XXXX	7000329681	303979983	2	[2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in regarding to make payment. On XX/XX/XXXX borrower called in regarding payment inquiry. On XX/XX/XXXX borrower called in regarding to make payment and discuss about credit dispute on the loan. On XX/XX/XXXX borrower called in regarding to inform about the reason for delinquency as curtailment of income. On XX/XX/XXXX borrower called in regarding payment due and reason for delinquency as curtailment of income. On XX/XX/XXXX borrower called in regarding to payment inquiry. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284515477	XXXX	7000327908	303980687	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was not contact prior to XX/XX/XXXX. On comments Borrower called in regarding Escrow. Advised that homeowner association dues and fees are not an escrow item and advised need to contact HOA to inquire about fees and payments. On XX/XX/XXXX Borrower called in regarding assistance. Borrower stated that they may be not able to make XXX payment or might be pay on XX/XX/XXXX due to excessive obligation with the medical bills. On XX/XX/XXXX Borrower called in to make payment. Borrower requested to have loss mitigation closed out and wanted to make payment for XX/XX and ask regarding waiving of the late fees. On XX/XX/XXXX Borrower called to informed they are due for the month of XX/XX/XXXX payment. On XX/XX/XXXX Borrower called back. Advised to the borrower incomplete mortgage assistance. Borrower stated that they never requested to be in review and wants to cancel. Borrower will make payment before end of the month. On XX/XX/XXXX. Borrower called in to make payment and stated will be pay before the end of the month. On XX/XX/XXXX Called to borrower regarding payment processed. On XX/XX/XXXX Called to borrower regarding payment processed. Borrower promised to pay via application in the amount of $X.XX for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/31/2024
284515193	XXXX	7000327683	303980761	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in about the account information and stated facing hardship due to illness of family member. On XX/XX/XXXX borrower called in about the loan administration support and requested dispute regarding the credit dispute. On XX/XX/XXXX borrower called to check dispute status and agent advise borrower for the same. On XX/XX/XXXX borrower called and inquire about the fees and payment. On XX/XX/XXXX borrower called in about the loan account status and credit dispute. On XX/XX/XXXX borrower called in about the account status and credit dispute. On XX/XX/XXXX borrower called in about the status of credit dispute. On XX/XX/XXXX borrower called in about the payment and balance inquiry. On XX/XX/XXXX borrower called in about the credit card due. On XX/XX/XXXX agent called borrower regarding the credit dispute status. On XX/XX/XXXX agent called borrower regarding the general status of the account. On XX/XX/XXXX  agent called borrower regarding the general status of the account. On XX/XX/XXXX borrower called in about the balance inquiry and general status of the account. There was no additional contact
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/21/2024
284515186	XXXX	7000329387	303980168	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the servicer called in regarding the property area being deemed a disaster area. Servicer provided the questions related to disaster script and borrower answered as no. On XX/XX/XXXX borrower called in to make payment towards escrow shortage in the amount of $X.XX and servicer also explained about the principal payments with borrower. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, indicated the property is in XXX disaster area due to XXX with disaster declared on XX/XX/XXXX. No Damages were reported.
							07/31/2024	08/15/2024
284515550	XXXX	7000328211	303980410	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in regarding payment and fee inquiry. On XX/XX/XXXX borrower called in to inquire the next payment is due advised on XX/XX/XXXX. On XX/XX/XXXX borrower called in to verify the insurance company advise borrower about the policy. On XX/XX/XXXX borrower called in stated wants to verify if policy information is updated on account said yes it is. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	09/02/2024
284514399	XXXX	7000329548	303980083	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in regarding an escrow information and went over to discuss making payment for escrow switched insurance.  On XX/XX/XXXX Agent called borrower but borrower stated out of the country and was in the middle of the night will call next week.  On XX/XX/XXXX Borrower called about change in home owners insurance information. Borrower made payment and provided confirmation. On XX/XX/XXXX Borrower called in to written request to cancel an escrow account. Agent provided mailing address with fax number.  On XX/XX/XXXX Borrower called in regarding escrow information. Agent provided negative escrow balance. Borrower wanted to cancel escrow account. Borrower tried with escrow department borrower was upset and wanted to escalate issue with escalation team. Borrower raised verbal complaint to escalation team. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the property is in a XXX disaster area due to XXX declared on XX/XX/XXXX. No property damages reported.
							07/31/2024	08/07/2024
284514674	XXXX	7000329131	303980328	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower was called and said that not impacted by disaster, borrower wants to keep the property. There was no additional contact and currently file is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the property is in a XXX disaster area due to XXX declared on XX/XX/XXXX. No damages reported.
							07/31/2024	08/31/2024
284515517	XXXX	7000328056	303980630	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX on XX/XX/XXXX borrower called in and wanted to do verbal authorization to confirm payment information. Agent informed last payment made on XX/XX/XXXX and next payment due on XX/XX/XXXX.  On XX/XX/XXXX borrower called in to check effective date of insurance policy. XX/XX/XXXX  borrower called in and wanted to do verbal authorization to confirm payment information. Agent informed last payment made on XX/XX/XXXX and next payment due on XX/XX/XXXX.  On XX/XX/XXXX Agent called borrower regarding to know if borrower impacted by disaster. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the property is in a XXX disaster area XXX declared on XX/XX/XXXX. No property damages reported.
							07/31/2024	08/27/2024
284515811	XXXX	7000328088	303980658	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the property is in a XXX disaster area due to XXX declared on XX/XX/XXXX and end on XX/XX/XXXX. No damages reported.
Comments on XX/XX/XXXX indicated the property is in a XXX disaster area due to XXX declared on XX/XX/XXXX. No damages reported.
							07/31/2024	08/05/2024
284515767	XXXX	7000329581	303980113	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called in to make a payment, loss mitigation options were discussed, borrower informed that was going to get money from 401k to cash up with the payment. On XX/XX/XXXX borrower called and the account details were discussed and was advised that the account is due for XXX, borrower stated that wont be able to make payment until XXX due to hardship, was advised of the negative credit report, loss mitigation options were discussed. On XX/XX/XXXX the borrower called with regards to the payment plan, was advised that in past borrower had pending payments and if the payment returns again then a red flag will be added again and cant be removed, call was transferred to the collection department for possible assistance options. On XX/XX/XXXX the borrower called and stated if the payment could be changed, was advised that the payment has been processed. The borrower called on XX/XX/XXXX to setup an online payment and advised that was not affected by disaster. On XX/XX/XXXX the borrower called with regards to the payment and was advised that there was a pending payment for XX/XX/XXXX. On XX/XX/XXXX the borrower was called, borrower stated that already had a payment setup for XX/XX/XXXX and was trying to catch up on the payments. The borrower called on XX/XX/XXXX to inquire about the payment methods. On XX/XX/XXXX the borrower was called and the borrower was requesting to adjust the credit report as a courtesy, made payment for the late fee and was advised that the credit cannot be adjusted to show one late and have to report accurately since each payment after the initial missed payment was late. The borrower was called on XX/XX/XXXX and a payment was authorized by the borrower, was advised of the payment being due for XXX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: XXX disaster declared on XX/XX/XXXX for XXX identified as per comment dated XX/XX/XXXX. No damages were observed.
							07/31/2024	08/23/2024
284514799	XXXX	7000329257	303980227	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in regarding payment information. Agent advised XXX payment post XX/XX/XXXX and account is due for XX/XX/XXXX. On XX/XX/XXXX Agent called in regarding payment. Borrower made payment and provided confirmation. Borrower got loss draft on the line to see about getting XXX payment will be on time. Again borrower called in on same day regarding to property damaged due to XXX. borrower filed claim. claim classified as non monitored. Agent informed borrower to next step would be pending claim check. On XX/XX/XXXX borrower called in regards to getting a discount on insurance. A There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comment dated on XX/XX/XXXX property damaged on XX/XX/XXXX due to XXX. borrower filed claim. claim classified as non-monitored. Agent informed borrower to next step would be pending claim check for $X.XX. Claim was under $X.XX. There is no indication of claim closed or repairs has been completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	09/02/2024
284515501	XXXX	7000329206	303980250	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in regarding to discuss about to change payment amount to correct amount sent to manager to udpate. On XX/XX/XXXX customer called in regarding to inform about that the XXX disaster flag removal. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, the property is located in a disaster area designated by XXX. XXX declared on XX/XX/XXXX.
							07/31/2024	08/10/2024
284515175	XXXX	7000329125	303980324	3	[3] There is evidence of property damage. [3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no contact prior to XX/XX/XXXX. On XX/XX/XXXX servicer called out to advise need check returned endorsed, borrower's affidavit and insurance estimate. Insurance advise will send claim documentation over. On XX/XX/XXXX called in insurance sent check for $X.XX contractor has an invoice for payment advise in order to request the next payment. On XX/XX/XXXX called in stated that the contractor had completed the repairs up to XX% or XX% was told that the inspection would be needed to review disbursement with amount $X.XX was submitted to the client. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per comment dated XX/XX/XXXX damage been reported and repair is in progress. On XX/XX/XXXX servicer called out to advise need check returned endorsed, borrower's affidavit and insurance estimate. Insurance advise will send claim documentation over. On XX/XX/XXXX XXX claim number and check received On XX/XX/XXXX XX% repairs are completed remaining repairs XXX, XXX, XXX, XXX, XXX and XXX. There are no evidence of 100% inspection completed and damage being repaired.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/27/2024
284515824	XXXX	7000327646	303980806	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On dated XX/XX/XXXX the borrower called loss draft and customer want to keep the property. On XX/XX/XXXX the borrower called regarding insurance and tax payment not being received call transfer to tax department.  There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/12/2024
284514477	XXXX	7000327643	303980804	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no contact prior to XX/XX/XXXX. As per comment dated XX/XX/XXXX borrower called, verified payment, fee inquiry and collection. Borrower also gave 30 day verbal authorization, so servicer advised on to how to add permanently and to contact bank to see if they are able to stop one of the payments. Servicer also advised the process they are not able to. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/27/2024
284514438	XXXX	7000328138	303980386	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in reference of check in the amount of $X.XX, borrower stated they did not sent check. On XX/XX/XXXX agent called borrower and stated check received email to borrower, borrower stated check received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  As per the comment dated XX/XX/XXXX claim check endorse and release. there no speciation available regarding damage and 100% repair completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/30/2024
284514734	XXXX	7000328351	303980523	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called regarding status of loan. Borrower confirmed property is owner occupied. Property is not being impacted by disaster.  Borrower There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the property is in a XXX disaster area due to located major disaster are (XXX) declared on XX/XX/XXXX. No property damages reported.
							07/31/2024	08/22/2024
284514450	XXXX	7000327998	303980699	3
[3] Property Damage - Other Natural Causes - No evidence of resolution

[2] Property is located in a XXX disaster area.

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in about the customer service inquiry. Property was owner occupied. Comment dated on XX/XX/XXXX shows that there is damage on the property. Claim was filed. Property damaged by disaster due to XXX. There was no additional contact and currently file is Performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comment dated on XX/XX/XXXX shows that there is damage on the property. Claim was filed by the borrower. Property damaged by disaster due to XXX. There is no any indication of repair has been done on the property. There is no further information available about the damage.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the property is in a XXX disaster area due to XXX declared on XX/XX/XXXX. No damages reported.
							07/31/2024	08/27/2024
284515885	XXXX	7000329169	303980315	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in about fees and payment inquiry also borrower wants to keep the property. On XX/XX/XXXX borrower was called and said that borrower wants to keep the property. There was no additional contact and currently file is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the property is in a XXX disaster area due to XXX declared on XX/XX/XXXX. No damages reported.
							07/31/2024	08/07/2024
284515468	XXXX	7000329549	303980084	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called in and servicer advised of new escrow analysis and new payment of $X.XX effective XX/XX/XXXX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  As per the comment dated XX/XX/XXXX bankruptcy is discharged.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, indicated the property is in XXX disaster area due to XXX with disaster declared on XX/XX/XXXX. No Damages were reported.
							07/31/2024	08/27/2024
284515803	XXXX	7000329309	303980210	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in to make payment in the amount of $X.XX. Servicer also assisted the borrower for setting up the payment. On XX/XX/XXXX, borrower called in to report new loss and servicer provided the loss draft information to the borrower. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX borrower reported new claim for XXX damage. Borrower awaiting unendorsed claim check. Also indicate final inspection not required and if additional insurance funds receive the repairs guidelines may change. On XX/XX/XXXX, claim check in the amount of $X.XX was endorsed and released. Also indicate repairs not started. There is no evidence of repairs completed or 100% inspection done.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/19/2024
284514452	XXXX	7000328324	303980500	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in borrower intends to keep the property. Borrower requested escrow shortage to be spread over XX months. Advised request has been submitted. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, indicated the property is in XXX disaster area due to XXX with disaster declared on XX/XX/XXXX. No damages were reported.
							07/31/2024	08/29/2024
284515884	XXXX	7000328283	303980557	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called regarding the payment, the payment was sent to wrong amount and was sent back to customer. Customer also request late fees waived took a payment for $X.XX.  On XX/XX/XXXX the borrower called regarding the payment dispute, Advised customer to contact bank to put a stop payment to and could pay over phone. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/10/2024
284514332	XXXX	7000328442	303980352	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower informed that property is not impacted by XXX. On XX/XX/XXXX borrower called in to escrow inquiry, insurance tax inquiry and verify what company was showing and insurance advise due in XXX and calling to verify XXX payment advise borrower there is no payment schedule gave last payment made and borrower made payment online for XXX said schedule another payment. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: XXX disaster declared on XX/XX/XXXX for XXX identified as per comment dated XX/XX/XXXX.
							07/31/2024	09/02/2024
284515177	XXXX	7000328206	303980415	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called regarding the credit reporting and verbal customer complaint received, advised customer can get letter from bank showing that their error can submit the credit team and try to credit suppressed that months and gave email address to sent documents of the letter from bank once documents will be escalated. On XX/XX/XXXX the borrower called about issue bank funds were available causing bad credit report, advised to have bank do a dispute for their mistake. On XX/XX/XXXX the borrower called and speak about previous escalation on credit reporting but no longer has their contact information. On XX/XX/XXXX the borrower called regarding the fax has been sent for, advised as per notes on XX/XX di get the letter from bank and it is the process of escalation and will noted the account once get the update. On XX/XX/XXXX the borrower called and wanted status of credit dispute, said try to buy house, advised fax has received and no more update. On XX/XX/XXXX the borrower called to make a payment on time and XXX payment paid due to fraudulent alert received and sent bank letter.  On XX/XX/XXXX The borrower was called and advised need to provide bank letter, Customer stated sent it to previous senior representative reach out and got letter.  On dated XX/XX/XXXX the borrower called and waiting on someone to call regarding the credit issues. Advised customer to call back. On XX/XX/XXXX the borrower called in requesting to speak with escalation in order to check the status of an investigation for XXX payment, property inspection is on hold placed. The borrower called about denied of credit suppression the servicer read the notes and advised customer what is required to approve the credit suppression. The borrower informed of the noted on file and states can not provide that information the bank refused to provide that information. On XX/XX/XXXX the borrower was called regarding the property inspection is placed on hold.  There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/30/2024
284514486	XXXX	7000329414	303980149	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was not contact prior to XX/XX/XXXX Borrower returned called in to confirmed not impacted by the disaster and removed XXX red flag and all disaster coding. There was no additional contact, and the loan has been current throughout the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the property is in a XXX disaster area due to XXX declared on XX/XX/XXXX. No damages reported.
							07/31/2024	08/26/2024
284514736	XXXX	7000329817	303979897	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							07/31/2024	08/23/2024
284515509	XXXX	7000329836	303979908	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was not contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called in regarding mortgage assistance however loan is showing performing. On XX/XX/XXXX Borrower called in regarding mortgage assistance and stated about their hardship due to curtailment of income. Explain the procedure for the same. On XX/XX/XXXX Called to borrower, Borrower stated that they had query regarding escrow. Advised its due to change in escrow account. Borrower stated that they will send correct payment to moving forward. On XX/XX/XXXX Called to borrower for payment reminder. Borrower stated that they will make payment before XX/XX/XXXX. On XX/XX/XXXX Borrower called in requesting remove private mortgage insurance. Provide information to send request. Reviewed total amount due for XX/XX. Borrower has bill pay set up through bank, stated   payment will be within the grace period. On XX/XX/XXXX Borrower called in regarding mortgage assistance. adv of payment due date and grace period. Borrower wanted options for a deferral, advised of mortgage assistance options and how to send in docs and turnaround time. On XX/XX/XXXX Called to borrower regarding courtesy call regarding late fees. Borrower stated about their hardship due to change in escrow. Borrower stated that they are not aware about new escrow change so request for copy of escrow. On XX/XX/XXXX Borrower called in escrow changed. Borrower called regarding escrow analysis. Borrower had request insurance to be cancelled, advise per notes that investor we could not cancel. On XX/XX/XXXX Borrower called in regarding to get mortgage payment lower. Borrower requested to cancel escrow and wanted to run new escrow. Advise can’t do that. On XX/XX/XXXX Borrower called in regarding the escrow account, went over the escrow account.  advised of the shortage and the new payment amount. Borrower requested for the call back.   On XX/XX/XXXX   Talked to borrower, Borrower requested to stop the calls, and they already set up auto pay for bill pay. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/19/2024
284515174	XXXX	7000329808	303979923	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX . The borrower called on XX/XX/XXXX and a XXX state disclosure was given along with HUD information was provided, borrower intends to keep the property, informed that was not impacted by the XXX disaster. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: XXX disaster declared on XX/XX/XXXX for XXX identified as per comment dated XX/XX/XXXX. No damage identified.
							07/31/2024	08/07/2024
284514693	XXXX	7000329885	303979931	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called in stated previous servicer taking payment out but not applying to the mortgage payments. Advised will call bank to verify payment that have been withdrawn and will call back to make TAD. Advised about follow up calls, late charges and credit reporting. Same day borrower called again and authorized a payment in the amount of $X.XX. Confirmation provided. Borrower thought payment was auto with prior servicer. XXX sent auto payment form. On XX/XX/XXXX Borrower called in stated there are problems with IVR while making a payment. Made a payment via Speed pay in the amount of $X.XX. Confirmation provided. On XX/XX/XXXX Borrower called in updated contact information. Borrower dose not have email address. Advised about payment change in XX/XXXX. Borrower thought had bill pay setup from bank but apparently it did no go through. Payment made with the help of Speed pay in the amount of $X.XX for XX/XX/XXXX. Advised CMS has auto pay. On XX/XX/XXXX Borrower called in provided permission to speak with bank agent. Was trying to give routing number and verify account number. On XX/XX/XXXX Borrower was called out for payment, borrower stated had a bill pay and bank should have sent payment. Advised payment not received. Also advised to pay before XX/XX/XXXX for avoiding credit impact. Same day borrower call in mailed ACH from to have auto draft. Advised about website. Payment received and confirmation provided. On XX/XX/XXXX Payment made in the amount of $X.XX. Confirmation provided. On XX/XX/XXXX payment made in the amount of $X.XX confirmation provided. On XX/XX/XXXX Borrower was called out regarding disaster impact. Borrower stated not impacted by disaster and no financial or property damage. On XX/XX/XXXX Borrower called in made a payment in the amount of $X.XX. Confirmation provided. On XX/XX/XXXX Borrower called in state was out of town. Reason for default mentioned as Death of family member. Made a payment in the amount of $X.XX. Confirmation provided. On XX/XX/XXXX Borrower called to make a payment in the amount of $X.XX. Confirmation provided. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	09/02/2024
284515134	XXXX	7000329926	303980047	3
[3] Property Damage - Other Natural Causes - No evidence of resolution

[2] Property is located in a XXX disaster area.

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, Customer called in and approved the required taxes. On XX/XX/XXXX, borrower called in to check the status of the property taxes. On XX/XX/XXXX, borrower called about fees inquiry along with payment collection. On XX/XX/XXXX, borrower called in to make a payment. Comment dated XX/XX/XXXX shows that there is damage on the property. Insurance claim was filed. Borrower wants to repair the property. There was no additional contact and currently file is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comment dated XX/XX/XXXX shows that there is damage on the property. Insurance claim was filed. Borrower wants to repair the property. There is no any indication of repair has been done on the property. There is no further information available about the damage.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the property is in a XXX disaster area due to XXX declared on XX/XX/XXXX.
							07/31/2024	08/23/2024
284515479	XXXX	7000329771	303979998	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the servicer called to borrower that if borrower was affected by disaster and borrower informed not affected. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, the property is located in a disaster area designated by XXX. XXX declared on XX/XX/XXXX.
							07/31/2024	08/14/2024
284515977	XXXX	708663190	303978796	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no contact prior to XX/XX/XXXX. As per comment dated XX/XX/XXXX servicer called to inform of total amount due and borrower will call back on XX/XX/XXXX to pay both months. As per comment dated XX/XX/XXXX borrower informed that reason for delinquency is noted as due to medical bills and set up payment of XX/XX/XXXX. As per comment dated XX/XX/XXXX borrower called to inquire that status of claim. As per comment dated XX/XX/XXXX scheduled payment of $X.XX on XX/XX/XXXX. As per comment dated XX/XX/XXXX scheduled a payment on XX of $X.XX and provided payment options. As per comment dated XX/XX/XXXX borrower called in to cancel payment that will be drafted and scheduled payment to be drafted on XX/XX/XXXX. As per comment dated XX/XX/XXXX borrower made payment for XX/XX/XXXX and reason for delinquency is noted as due to medical issues. As per comment dated XX/XX/XXXX borrower called to set up repayment plan because payment is going to be returned and to call back when payment is reversed to set up repayment plan. As per comment dated XX/XX/XXXX borrower called to inform that payment was returned and wants to review repayment plan. Also updated income and expenses to calculate a XX month repayment plan of $X.XX. As per comment dated XX/XX/XXXX borrower requested to speak to loss mitigation. Servicer advised that repayment plan is still in review and should answer soon. As per comment dated XX/XX/XXXX borrower inquired for XXX payment that scheduled. Discussed repayment plan and agent stated that it is not approved yet. Borrower wanted to make payment for XXX of $X.XX and did not want to go over the work out of options. Payment scheduled for XXX payment on XX/XX/XXXX for $X.XX and XXX payment XX/XX/XXXX for $X.XX. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  As per comment dated XX/XX/XXXX loan is paid in full and work items are pending.  There are no other indication if inspection is 100% complete or repairs had been completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284514877	XXXX	578436677	303979175	3
[3] Deceased Borrower(s) -  No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no contact prior to XX/XX/XXXX. As per comment dated XX/XX/XXXX authorized third party called to know why there is a jump in pay as there was a insurance previously was $X.XX to $X.XX. There was no additional contact and the loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/07/2024
284515364	XXXX	686151184	303341816	3	[3] Property Damage - UTD - No evidence of resolution [3] There is evidence of property damage. [2] Current Status - Bankruptcy [2] Property is located in a XXX disaster area.
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. Comment dated XX/XX/XXXX, borrower called about increased payment and ACH. Call transfer to bankruptcy for loan details. Borrower has ach set-up and would like to cancel. On dated XX/XX/XXXX, borrower called to obtain insurance address. On dated XX/XX/XXXX, borrower called about the insurance payment not being made. On dated XX/XX/XXXX, borrower wanted to call agent. Servicer confirmed there is a 90 days grace period. On dated XX/XX/XXXX, borrower called regarding insurance payment to new carrier. On dated XX/XX/XXXX, borrower called in and advised of new claim due to XXX damage. Borrower confirmed that repairs will be completed on the property. On dated XX/XX/XXXX, borrower called in for XXX damage to home was through citizens. On dated XX/XX/XXXX, borrower called regarding a check that was sent to new to be endorsed for a claim.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  Currently the loan is in active bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comment dated XX/XX/XXXX, there was a XXX damage this had occurred on XX/XX/XXXX. Claim was filed. However, 100% repairs are not completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, the property was located in XXX disaster declared on XX/XX/XXXX (XXX)
							07/31/2024	08/16/2024
284516074	XXXX	686150228	303838828	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was not contact prior to XX/XX/XXXX, On comment dated XX/XX/XXXX Borrower called in regarding online account login assistance. Borrower stated that not able to access the website, assisted borrower with website issue and now borrower has access online. There was no additional contact, and the loan has been current throughout the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the property is in a XXX disaster area (XXX) due to XXX declared on XX/XX/XXXX. No damages reported.
							07/31/2024	08/09/2024
284515275	XXXX	686150392	303838824	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in regarding to discuss about loan status. On XX/XX/XXXX customer called in regarding to website assistance to make payment online. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, the property is located in a disaster area designated by XXX. XXX Disaster Number: XXX Declared on: XX/XX/XXXX XXX on XX/XX/XXXX.
							07/31/2024	09/02/2024
284516053	XXXX	686150764	303838805	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: XXX disaster number XXX declared on XX/XX/XXXX for XXX identified as per comment dated XX/XX/XXXX.
							07/31/2024	08/23/2024
284515087	XXXX	686150996	303215652	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX, On XX/XX/XXXX the borrower called and completed welcome call. On XX/XX/XXXX The borrower called and provided the loan number for online registration. On XX/XX/XXXX The borrower called in to transfer to purchase team.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: XXX disaster number XXX declared on XX/XX/XXXX for XXX identified as per comment dated XX/XX/XXXX.
							07/31/2024	08/20/2024
284516098	XXXX	686151085	303838788	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, the property is located in a disaster area designated by XXX. XXX Disaster Number: XXX Declared on: XX/XX/XXXX XXX on XX/XX/XXXX.
							07/31/2024	08/09/2024
284514984	XXXX	686151127	303838787	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called in regarding cannot access to online account with the loan number provided. Agent advised enter zero infront of the loan number. On XX/XX/XXXX Borrower called in regarding lender paid letter agent advised have insufficiency. Borrower stated they already updated the coverage as per checking borrower have received the endorsement documents on XXX with amount required information updated and agent advised that they will receive cancellation letter. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: XXX disaster number XXX declared on XX/XX/XXXX for XXX as per comment dated XX/XX/XXXX. No property damage reported.
							07/31/2024	08/30/2024
284514789	XXXX	686151192	302546030	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							07/31/2024	08/15/2024
284515106	XXXX	686151218	303838785	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in inquired why payment increase 2 times advise borrower 2 escrow analysis was ran due to one was recent transfer and 2 one to be schedule advise looking over the statement because home insurance and taxes increase and send over both escrow analysis statements. On XX/XX/XXXX borrower called in advise insurance agent has sent over new business borrower advise no documents received and provided email and insured what had on hand.  There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: XXX disaster number XXX declared on XX/XX/XXXX for XXX identified as per comment dated XX/XX/XXXX.
							07/31/2024	08/22/2024
284515095	XXXX	686151416	303838778	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, borrower called in about accessing website to make payments online. On XX/XX/XXXX, the borrower called in to confirm when tax payment need to be made. Borrower stated that received a letter stating homeowner’s association (HOA) hazard insurance expired and servicer do not have evidence that borrower's homeowner’s association has obtained new coverage. Servicer confirmed with borrower that the county tax bill was paid on XX/XX/XXXX in the amount of $X.XX. On XX/XX/XXXX, borrower called in about insurance documents. On XX/XX/XXXX, borrower called in about renewing HOA. On XX/XX/XXXX, On XX/XX/XXXX, borrower will make payment via website. On XX/XX/XXXX, borrower called in to go over the increased payment amount and there was lender placed insurance added to the account. Borrower made $X.XX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, indicated the property is in XXX disaster area due to XXX with disaster declared on XX/XX/XXXX. No damages were reported.
							07/31/2024	08/20/2024
284515585	XXXX	686151473	303838772	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called to confirmed payment status I informed no payment was received. document have been received on the account. I confirmed however didn't have docs offered to obtain document. Confirmed incorrect provided XXX servicing. advised agent has docs I advised to sent document to rush I confirmed received document.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: As per comment dated on XX/XX/XXXX. This property is located in a disaster area designated by XXX. XXX (XXX) XXX declared on XX/XX/XXXX
							07/31/2024	08/09/2024
284515593	XXXX	686151689	303838762	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the property is in a XXX disaster area due to XXX. No damages reported.
							07/31/2024	07/24/2024
284515504	XXXX	7000029162	NULL	3	[3] Property Damage - XXX - No evidence of resolution [2] Current Status - Bankruptcy [2] Property is located in a XXX disaster area.
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. Comment dated XX/XX/XXXX, borrower called for bankruptcy inquiry. Call was transferred to bankruptcy department. On dated XX/XX/XXXX, borrower called for loss mitigation and bankruptcy inquiry. Call was transferred to bankruptcy department. On dated XX/XX/XXXX, borrower called for payment/ fee inquiry/ collection. On dated XX/XX/XXXX, borrower called for bankruptcy inquiry. Call was transferred to bankruptcy department. On dated XX/XX/XXXX, borrower called for payment/ fee inquiry/ collection. On dated XX/XX/XXXX, borrower called for payment/ fee inquiry/ collection. On dated XX/XX/XXXX, borrower called for bankruptcy inquiry. Call was transferred to bankruptcy department. On dated XX/XX/XXXX, borrower called for document request. On dated XX/XX/XXXX, borrower called regarding bankruptcy. On dated XX/XX/XXXX, borrower called for payment/ fee inquiry/ collection. On dated XX/XX/XXXX, borrower called for payment/ fee inquiry/ collection. On dated XX/XX/XXXX, borrower called for payment/ fee inquiry/ collection. On dated XX/XX/XXXX, borrower called for payment/ fee inquiry/ collection. On dated XX/XX/XXXX, borrower called for payment/ fee inquiry/ collection. On dated XX/XX/XXXX, borrower called for payment/ fee inquiry/ collection. On dated XX/XX/XXXX, borrower called for payment/ fee inquiry/ collection. Borrower wants to know the status of loan. Servicer stated loan is current. On dated XX/XX/XXXX, borrower called for website inquiry. On dated XX/XX/XXXX, borrower called for payment/ fee inquiry/ collection. On dated XX/XX/XXXX, borrower called for payment/ fee inquiry/ collection. On dated XX/XX/XXXX, borrower called for bankruptcy inquiry. Call was transferred to bankruptcy department. On dated XX/XX/XXXX, borrower called for document inquiry. On dated XX/XX/XXXX, borrower called for payment/ fee inquiry/ collection. On dated XX/XX/XXXX, borrower called for payment/ fee inquiry/ collection. Borrower also called for bankruptcy inquiry. Call was transferred to bankruptcy department. On dated XX/XX/XXXX, borrower called for payment/ fee inquiry/ collection. On dated XX/XX/XXXX, borrower called for payment/ fee inquiry/ collection. On dated XX/XX/XXXX, borrower called for escrow inquiry. On dated XX/XX/XXXX, borrower called to informed fax request to re-issue check in one name only. On dated XX/XX/XXXX, borrower called for escrow inquiry. On dated XX/XX/XXXX, borrower called for escrow inquiry. On dated XX/XX/XXXX, borrower called for bankruptcy inquiry. Call was transferred to bankruptcy department. On dated XX/XX/XXXX, borrower called for escrow inquiry. On dated XX/XX/XXXX, borrower intend to keep the property.  On dated XX/XX/XXXX, borrower called for payment/ fee inquiry/ collection.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.  Currently the loan is in active bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comment dated XX/XX/XXXX, there was a damage to the property due to disaster. No comment has been found repairs are 100% complete.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, the property is located in major disaster area declared for XXX.
							07/31/2024	08/28/2024
284515436	XXXX	708127543	NULL	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower was called out for payment. Borrower stated will make payment next weekend. On XX/XX/XXXX Borrower was called out for payment. Borrower stated reason for default is illness. Did not know account was two month behind. Advise account is due for XX/XX/XXXX. Prior to transfer there was no payment in XXX. Borrower verbally authorized to family member. Advised about repayment plan. Authorized third party wanted to make a partial payment for XXX. Pay $X.XX now and rest later. Call placed on hold and disconnected. On XX/XX/XXXX Borrower called in provided authorization to family member. Advised not aware that behind on payment. Stated about income source. Borrower did not understand the bankruptcy terminology (discharged). On XX/XX/XXXX Borrower was called out for payment. Borrower stated loan should be current. Advised taxes were paid on XX/XX. Borrower requested for one year payment history. Request opened. On XX/XX/XXXX Borrower called in provided authorization to family member. Advised repayment plan and modification is not option as investor dose not allow. Advised about modification would be best to remove the DSI. Advised to sent out modification application and contributor form. Also advised to continue make payments. On XX/XX/XXXX Borrower called in provided authorization to family member. Advised loan is due for XXX and XXX. Payment scheduled for XX/XX/XXXX. Same day made a payment. Confirmation provided. On XX/XX/XXXX Authorized third party called asked for principal payment to be moved to late fees. Made payment for XXX. On XX/XX/XXXX Authorized third party called in for hazard insurance information. Advised policy renewal on XX/XX/XXXX. On XX/XX/XXXX Borrower called in stated transaction for XX/XX was rejected due to invalid account number. Submitted new payment in the amount of $X.XX. On XX/XX/XXXX Authorized third party called stated payment will return due to invalid account number. Stated will take care for XXX, XXX and XXX payment with late charges. On XX/XX/XXXX Authorized third party called advised loan current until XX/XX/XXXX. Replaced the checks. Requested for payment history. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comment dated XX/XX/XXXX indicates the Chapter XX Bankruptcy was discharged. No further details available on Bankruptcy discharged date, case number.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284514597	XXXX	686151747	303838760	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no contact prior to XX/XX/XXXX. As per comment dated XX/XX/XXXX authorized third party called as new account was transferred needed new loan number. As per comment dated XX/XX/XXXX authorized third party called as advised on the total amount due as well trying to pay online once they reset cell number. Borrower informed that will pay $X.XX through online. Authorized third party informed that due to spouse phone had an issue. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: XXX disaster number XXX declared on XX/XX/XXXX for XXX identified as per comment dated XX/XX/XXXX.
							07/31/2024	08/30/2024
284515270	XXXX	686151804	303838759	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The loan is performing and there were minimal attempts to contact the borrower. The borrower makes their payments online. XXX disaster number XXX declared on XX/XX/XXXX for XXX identified as per comment dated XX/XX/XXXX.
							07/31/2024	08/27/2024
284515645	XXXX	686149568	303838756	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called and stated that had people around taking pictures who said that the account was about to be transferred and were with XXX, was informed that the servicer don't have notes to have the account transferred to which the borrower said will file a complaint for. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated property is in a XXX disaster area due to XXX (XXX) declared on XX/XX/XXXX and Comments on XX/XX/XXXX indicated property is in a XXX disaster area due to XXX (XXX) declared on XX/XX/XXXX. No damages were noted.
							07/31/2024	08/28/2024
284514424	XXXX	708417589	NULL	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX customer called in regarding to sent the payment to the prior servicer and it was cashed on XX/XX/XXXX and agent advised that any payments made to the prior servicer. On XX/XX/XXXX servicer contacted borrower regarding welcome call on mortgagee clause needs to be updated with Allstate. On XX/XX/XXXX servicer contacted borrower regarding to make payment and borrower stated that will not make payment at this time but will make next time. On XX/XX/XXXX servicer contacted borrower to discuss about short hardship. On XX/XX/XXXX customer called in regarding to schedule payment.  There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Comment dated XX/XX/XXXX indicates that prior servicer modification was completed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/30/2024
284515333	XXXX	708400148	NULL	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in to make a payment on XX/XX/XXXX along with welcome call was completed. On XX/XX/XXXX borrower called in to make a payment in next couple of days. On XX/XX/XXXX borrower called in and schedule the payment for XX/XX/XXXX. On XX/XX/XXXX borrower stated that XX payments were drafted from the bank and XX payments were made on XX/XX/XXXX. On XX/XX/XXXX borrower called in to make a payment. On XX/XX/XXXX borrower called in and request about the corporate advance fees. On XX/XX/XXXX borrower called in discussed about the payments.  There was no additional contact and currently file is Performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284514598	XXXX	708332663	NULL	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no contact prior to XX/XX/XXXX. On XX/XX/XXXX  called in to make a payment and said payment XX/XX/XXXX for XXX payment advise not received. On XX/XX/XXXX called about the money order was sent XX/XX/XXXX said it hasn't been cashed yet had to wait till XX/XX/XXXX to get funds back. On XX/XX/XXXX stated will continue making voluntary payments on the loan. On XX/XX/XXXX called in to inquire about documents sent of exemption from taxes advise borrower no information at this time borrower made payments $X.XX. On XX/XX/XXXX called in sent over information for taxes and advise borrower had shortage and insurance went up went over escrow analysis. On XX/XX/XXXX borrower called in wants to pay insurance borrower did not like payment increasing. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284515247	XXXX	708332317	NULL	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was not contact prior to XX/XX/XXXX.  On XX/XX/XXXX Borrower called in to make payment. Borrower promised to pay for XX/XX/XXXX in the amount of $X.XX and provide confirmation number for the same. On XX/XX/XXXX Borrower Called in to make a payment. Borrower promised to pay XX payments in the amount $X.XX for XX/XX/XXXX and provide and for XX/XX/XXXX in the amount of $X.XX and provide confirmation number for the same.             advised that the payment will change in the next 60 day. On XX/XX/XXXX Borrower called in to make payment and stated about their hardship reason due to Excessive obligation, Borrower informed not interested in workout option. On XX/XX/XXXX Borrower called to process the payment. Borrower promised to pay and schedule payment for XX/XX/XXXX in the amount of $X.XX. On XX/XX/XXXX Borrower promised to pay and schedule payment for XX/XX/XXXX in the amount of $X.XX and provide confirmation number for the same. OnXX/XX/XXXX Borrower called in to know the status of the check status of the payment for unknown damage. On XX/XX/XXXX Borrower promised to pay and schedule payment for XX/XX/XXXX in the amount of $X.XX and provide confirmation number for the same. There was no additional contact, and the loan is status currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  As per comment dated XX/XX/XXXX Borrower called to know the status of the check. Advised to see website and transferred to loss draft they provided insurance information. No evidence of repair or inspection completed 100%.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/30/2024
284515435	XXXX	708158308	NULL	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX customer called in regarding to discuss about modification payment. On XX/XX/XXXX customer called in regarding to service and goodbye letter. On XX/XX/XXXX customer called in regarding to discuss about modification application status. XX/XX/XXXX customer called in regarding to inform that repayment plan in the amount of $X.XX paid on XX/XX with prior servicer has been transferred. On XX/XX/XXXX customer called in regarding to set up a payment over the phone per trial payment in the amount of $X.XX. On XX/XX/XXXX customer called in regarding that borrower has been approved for homeowners assistance fund on XX/XX/XXXX. On XX/XX/XXXX customer called in regarding borrower is working for to bring the loan current on modification trial required. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: The loan has been denied for modification.  Comment dated XX/XX/XXXX indicates that modification was rejected.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284514410	XXXX	707906343	NULL	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. Comment dated XX/XX/XXXX, servicer called to borrower but the borrower hang-up the call. On dated XX/XX/XXXX, borrower called to check what's the estimate payoff amount. Servicer provided the estimated amount. Borrower interested to see the real figures. On dated XX/XX/XXXX, servicer called to borrower for payment. Borrower has a pending payment and requesting for cease and desist, while accessing the form. Borrower hang-up the call.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.  Bankruptcy was dismissed on XX/XX/XXXX. Motion for relief was filed on XX/XX/XXXX. Motion for approval on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Latest comment dated XX/XX/XXXX, there was a claim classified as non-monitored. Authorized for payment request for $X.XX to be used for needed repairs. No comments have been found regarding damage type. No comments have been found repairs are 100% completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	09/04/2024
284515245	XXXX	708573324	NULL	2	[2] Occupancy - Tenant Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in regarding separated land and waiting for appraisal. Borrower bring the account current. borrower submit documents for the sale of the land. borrower aid renters did not rent for months is the reason for delinquency. loan set up for reinstatement. On XX/XX/XXXX borrower called regarding payment option. Borrower wanted to get subdivided land and intent to sell off some of the property but keep home. borrower requesting partial release account.  On XX/XX/XXXX Borrower is requests to have authorized before the title reported. Borrower once sell the part of land borrower will bring the loan current. On XX/XX/XXXX borrower called and stated that already started a partial release process with prior lender and already sent documents. Appraisal was completed at $X.XX borrower stated already sent documents with 5 acres of land. On XX/XX/XXXX borrower stated will be able to reinstate the account. Borrower was working on land decided to be paying on time. borrower will make payment in two weeks. loan set up reinstalment. On XX/XX/XXXX borrower following up on partial release request. Agent informed borrower to call back with having funds on hand. On XX/XX/XXXX borrower follow up on partial release. borrower need to send fee to be review. borrower will overnight fee. Payment scheduled for XX/XX/XXXX. Borrower needs documents for partial release. borrower agree to make payment for XX/XX/XXXX.  On XX/XX/XXXX Borrower already schedule to being loan current. Agent advised that we did receive request for partial release. Borrower advised just scheduled the payment and will bring the account current soon.  On XX/XX/XXXX Borrower called in regarding financial hardship and work-out process also request to assist for partial lien release issue. Advised we received your request for partial release which is put in request will call back to provide an update. Borrower advised that they just schedule the payment and will bring the account current soon.   On XX/XX/XXXX Borrower called in regarding funds received suspense notice. Advised customer we have not applied the funds for XX/XXXX due to since we are missing such funds to satisfy the payment. Borrower stated that they will make payment today. On XX/XX/XXXX. Borrower called in stated that they want to sale the property so due to partial lien issue they may not lose the sale. They have informed several times for the issue. On XX/XX/XXXX Borrower called to follow up on the partial lien issue request. advised of additional documents requested and advised sent it. Borrower also informed they didn't offer payment selections. On XX/XX/XXXX borrower follow up on the partial lien release document. Advised no document received since XX/XX, still need the missing document. Also informed to the borrower there was change of payment for XXX due to taxes and ins increased. On XX/XX/XXXX borrower called in to make payment. Borrower promised to pay and schedule payment for XX/XX/XXXX in the amount of $X.XX and provide confirmation number for the same. Borrower also asked about the partial lien issue document that was sent. On XX/XX/XXXX Borrower called in regarding approval for partial release. Advise no information in the system and provide email and phone number for more detail. On XX/XX/XXXX Borrower called in regarding the partial       release request. Borrower advised that they sent in all requested docs in XXX and already paid the fee but there's no update on their case. Advised we received the document and case still open for the document reviewing. On XX/XX/XXXX borrower follow up on the partial release request. advised pending per notes XX/XX/XXXX. Borrower called to get information regarding lender consent form. Advised to borrower that we do not draft those forms and that They would have to go through attorney. On XX/XX/XXXX Borrower follows up for the document needed- lender consent form and approval. On XX/XX/XXXX Called to borrower regarding document requested. Provide the document to the borrower through the email address provided by the borrower. instrument number and recording date; sent mortgage recording documents etc. Borrower called in to know if their husband is also on the account. advised them the only one on the account and signed the note.  send the note on their mailing address on file. On XX/XX/XXXX Borrower called in regarding Authorization request. Advised which is resolved and authorized the individual as per requested. Borrower called in regarding partial release request. On XX/XX/XXXX Borrower called in regarding insurance payments. On XX/XX/XXXX Borrower called regarding partial lien release they wanted to release by the XX/XX. Advised total amount due is $X.XX Borrower stated will make payment. On XX/XX/XXXX Called to borrower to confirm fee was paid or partial lien release also to advise account needs to be current to complete task.   On XX/XX/XXXX Borrower called in regarding payment schedule. Borrower wanted to pay today. Advised that there’s no OTD schedule on the XX. On XX/XX/XXXX Borrower follow up on the partial release documents. On XX/XX/XXXX Borrower follow up on Release of Lien Request issue.  Advise it will send to research team and taking follow up with them.  On XX/XX/XXXX Borrower follow up on Release of Lien Request issue. Advised per notes got to looking at the documents to draft the partial release there are some assignments missing that need to be drafted and recorded. Until those are complete there will be a slight delay in executing the partial release. On XX/XX/XXXX Borrower called to make payment. Talked to customer advised per notes from today it will be sent out partial release verified correct mailing address on file, and they need to made payment for tomorrow for the month of XXX. Payment scheduled for XX/XX/XXXX in the amount of $X.XX.  There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the property is in a XXX disaster area due to XXX declared on XX/XX/XXXX. No property damages reported.
							07/31/2024	08/29/2024
284514418	XXXX	7000087670	NULL	3	[3] Property Damage - XXX - No evidence of resolution [2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower was called and discussed about escrow changes. On XX/XX/XXXX the borrower called regarding the forbearance plan, borrower declined the disaster forbearance plan. Comment dated on XX/XX/XXXX indicated that there is damage on the property due to XXX. On XX/XX/XXXX the borrower was called regarding the disaster area and customer stated they have been in talk with servicer about property, indicated that XXX are damaged, borrower advised they would handle the XXX repairs on their own.  The borrower did not file an insurance claim. On XX/XX/XXXX borrower called in to make a payment. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX indicated that XXX are damaged. Also comment dated on XX/XX/XXXX indicated that there is damage on the property due to XXX. The borrower did not file an insurance claim, and borrower would take care of repairs. There was no evidence the XXX were repaired.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the property is in a XXX disaster area due to XXX declared on XX/XX/XXXX.
Comments on XX/XX/XXXX indicated the property is in a XXX disaster area due to XXX declared on XX/XX/XXXX and was ended on XX/XX/XXXX. There were damaged to the property.
							07/31/2024	08/31/2024
284515549	XXXX	708874086	NULL	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  As per the comments dated XX/XX/XXXX a prior servicer modification was completed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							07/31/2024	08/29/2024
284516055	XXXX	686152232	303838744	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX called in regrading switching the insurance and updating account. There was no additional contact and currently file is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the property is in a XXX disaster area (XXX) due to XXX declared on XX/XX/XXXX. No damages reported.
							07/31/2024	09/01/2024
284515706	XXXX	686152281	303838742	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called to make a one time payment. On XX/XX/XXXX borrower called in about account status and private mortgage insurance. On XX/XX/XXXX borrower called in regards to the case number XXX and wanted to request a recast as they paid $X.XX. On XX/XX/XXXX borrower called in about the account status. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: XXX disaster number (XXX) declared on XX/XX/XXXX for XXX identified as per comment dated XX/XX/XXXX.
							07/31/2024	08/27/2024
284515269	XXXX	686152471	303323723	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no contact prior to XX/XX/XXXX. As per comment dated XX/XX/XXXX borrower called as unable to pull up the loan on the website and so servicer created an IT ticket. As per comment dated XX/XX/XXXX borrower called as was not able to login for the website so went over the online portal to access inquiry. As per comment dated XX/XX/XXXX borrower called due to missed call. Servicer informed of unable to determine why and asked if had any questions regarding loan or is submitted any request. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the property is in a XXX disaster area due to XXX. No damages reported.
							07/31/2024	08/23/2024
284514568	XXXX	686152596	303838733	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX On XX/XX/XXXX Borrower called in regarding new transfer from servbank and said they are trying to access the loan. Borrower said will not load the provided loan number also went over tax exemption and also they sent the copy of loan history went over amortization with borrower. Agent helped to navigate how to add to principle payment as extra payment to his online account. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: XXX disaster number XXX declared on XX/XX/XXXX for XXX as per comment dated XX/XX/XXXX. No property damage reported.
							07/31/2024	08/09/2024
284514931	XXXX	686152703	303838732	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called and stated wanted to be delinked on the portal. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: XXX disaster number (XXX) declared on XX/XX/XXXX for XXX identified as per comment dated XX/XX/XXXX.
							07/31/2024	08/09/2024
284515044	XXXX	686152802	303838728	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX On XX/XX/XXXX Borrower called in about the transfer. Welcome call completed. On XX/XX/XXXX Borrower called in wanted to know when escrow analysis will be done. Advised it will be on XXX. On XX/XX/XXXX Borrower called in to file a new claim due to XXX. Stated repairs will be made. Date of loss is XX/XX/XXXX. Cause of damage is XXX. Advised about document which is need to start a review process. Advised about time frame and prepaid label to assist with mailing. On XX/XX/XXXX Borrower called out regarding missing document. Advised borrower to sent checks and SR and signed CP via mail in 2 days. On XX/XX/XXXX Borrower stated received a total of $X.XX. Need the CP signed and inspection is needed. Borrower received over $X.XX. Borrower requested for an inspection. On XX/XX/XXXX Borrower called to follow up on inspection and was told someone will reach out within 3 business days. On XX/XX/XXXX Borrower called in stated inspector never showed up or receiving a call. On XX/XX/XXXX Borrower called in ask why additional document is needed. Advised inspection resulted in XX% and it is not sufficient to release additional funds. Advised there are missing picture, need to know how much was repair completed. On XX/XX/XXXX Borrower called in stated calculation of inspection is incorrect. Advised need to work order latter, Borrower stated work has been done XX years now. Can not get WOL. Advised will submit research for review with management. Inspection completed as XX%. On XX/XX/XXXX Borrower called in to get new escrow analysis. Advised 7 business days for escrow analysis complete. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX Borrower called in to file a new claim due to XXX. Stated repairs will be made. Date of loss is XX/XX/XXXX. Cause of damage is XXX. Advised about document which is need to start a review process. Advised about time frame and prepaid label to assist with mailing. On XX/XX/XXXX Borrower called out regarding missing document. Advised borrower to sent checks and SR and signed CP via mail in 2 days. On XX/XX/XXXX Borrower stated received a total of $X.XX. Need the CP signed and inspection is needed. Borrower received over $X.XX. Borrower requested for an inspection. On XX/XX/XXXX Borrower called to follow up on inspection and was told someone will reach out within 3 business days. On XX/XX/XXXX Borrower called in stated inspector never showed up or receiving a call. On XX/XX/XXXX Borrower called in ask why additional document is needed. Advised inspection resulted in XX% and it is not sufficient to release additional funds. Advised there are missing picture, need to know how much was repair completed. On XX/XX/XXXX Borrower called in stated calculation of inspection is incorrect. Advised need to work order latter, Borrower stated work has been done XX years now. Can not get WOL. Advised will submit research for review with management. Inspection completed as XX%.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/09/2024
284514651	XXXX	686153024	303838721	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, borrower called in pertaining to middle name, stated that XX is missing. Email was sent to update name on account. On XX/XX/XXXX, borrower called in about a notice received for insurance. On XX/XX/XXXX, borrower called in to make shortage payment in the amount of $X.XX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, indicated the property is in XXX disaster area due to XXX (XXX) with disaster declared on XX/XX/XXXX. No Damages were reported.
							07/31/2024	08/09/2024
284514946	XXXX	686153040	303838720	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called regarding why borrower not set up recurring. Borrower needed to refresh page because borrower just made a payment. Borrower There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the property is in a XXX disaster area (XXX) due to XXX declared on XX/XX/XXXX. No property damages reported.
							07/31/2024	08/30/2024
284515000	XXXX	686153255	303838708	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There is no evidence has been found regarding skip trace activity. The loan is current and performing and there has not been any contact during the review period.
							07/31/2024	08/09/2024
284514565	XXXX	686278235	303898159	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in regarding to discuss about payment in the amount of $X.XX on XX/XX/XXXX. On XX/XX/XXXX customer called in regarding to discuss about negative escrow amount. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/20/2024
284514671	XXXX	686278177	303898145	3	[3] There is evidence of property damage. [2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX . The borrower called on XX/XX/XXXX to verify if was with the servicer, was advised yes and stated will make a payment next week. On XX/XX/XXXX borrower called and stated that already setup payment. Stated that had insurance claim due to XXX damage and needs letter of transfer and welcome letter sent via email at: XXX, stated that has claim check that needs to send in for endorsement, servicer advised of mailing address to send in check and insurance adjusters report. Advised of time frame to receive refund. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per the comments dated XX/XX/XXXX the borrower stated that had an insurance claim due to XXX damage and needs it to be sent in for endorsement, as of the status date we do not have any status of the repair being conducted or damages being resolved.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: XXX disaster number (XXX) declared on XX/XX/XXXX for XXX identified as per comment dated XX/XX/XXXX.
							07/31/2024	08/20/2024
284515365	XXXX	708967633	NULL	3
[3] Deceased Borrower(s) -  No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							07/31/2024	08/30/2024
284516005	XXXX	708958525	NULL	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called and advised for approved the program and going through the details. On XX/XX/XXXX the borrower called and discussed for forbearance plan which is not eligible and available for loan modification option and application process. On XX/XX/XXXX the borrower called and confirmed for deferment process and next payment due date, Advised customer to reach out to new servicer listed on goodbye letter. On XX/XX/XXXX the borrower called regarding the claim status and next step for property damaged for cause of loss is XXX and XXX on XX/XX/XXXX. On XX/XX/XXXX the borrower was called regarding the property damaged no update yet dye to receiving 45 days' notice. Advised customer has not begun repairs as has receiving funding. On XX/XX/XXXX the borrower called and follow up on claim. On XX/XX/XXXX the borrower called and follow up on claim and regarding the wireless customer is not available.  There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comment on XX/XX/XXXX identified is XXX and XXX damaged on XX/XX/XXXX. Borrower has filed for claim and check has been received. Customer is waiting for final draw for complete for pending work.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	09/04/2024
284514951	XXXX	708957071	NULL	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On  XX/XX/XXXX borrower called in to confirm about the new service transferred company and servicer assisted the borrower. On XX/XX/XXXX borrower called in stated the letter received about the missing check and insurance estimate however insurance company confirmed not sent anything yet. Servicer advised loan is in process of transferred to new company and when insurance will be ready will reissue in the new name. On XX/XX/XXXX authorized third party called in to get loan number and also confirmed the payment scheduled. On XX/XX/XXXX authorized third party called in regarding the due amount and late fees. Servicer advised on fees associated with the loan and protected by Respa guidelines for 60 days from the acquisition. Auto payment set up in the amount of $X.XX on XX/XX/XXXX. Authorized third party called inquired about the mortgagee clause and servicer assisted the borrower. On XX/XX/XXXX authorized party called in to get 1098 sent through email and servicer assisted the borrower. On XX/XX/XXXX borrower called in to cancel the auto payment as borrower got injured at work and wants to get funds together. On XX/XX/XXXX authorized party called in and informed borrower had a car accident. On XX/XX/XXXX authorized party called in to make payment in the amount of $X.XX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX indicate XXX damage to the property and claim was filed. On XX/XX/XXXX claim was classified as non monitored. On XX/XX/XXXX, indicate auto claim was closed. On XX/XX/XXXX insurance company sent check in the amount of $X.XX payable to borrower. There is no evidence of repairs completed or 100% inspection was done.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/31/2024
284515564	XXXX	708983184	NULL	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. Comment dated XX/XX/XXXX, borrower wants to know what the principal balance would be in XXX month. Servicer provided only loan status. On dated XX/XX/XXXX, borrower called to refused to go over interview. Borrower is sick and can't talk. On dated XX/XX/XXXX, borrower called to schedule a payment for XX/XX/XXXX in the amount of $X.XX. On dated XX/XX/XXXX, borrower called about payment insurance funds in the amount of $X.XX. On dated XX/XX/XXXX, borrower is upset saying isn't in bankruptcy and requesting to be remove from other side. Borrower schedules a payment for XX/XX/XXXX. On dated XX/XX/XXXX, borrower calling about a letter dated on XX/XX/XXXX. Advised that didn't have the loan at that time. On dated XX/XX/XXXX, borrower called for document request inquiry. Borrower called in due to wanting to know about the bankruptcy. Advised it was discharged.  On dated XX/XX/XXXX, borrower called to make a payment. On dated XX/XX/XXXX, borrower called to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Bankruptcy was discharged.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284514706	XXXX	709026983	NULL	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Loss draft department called in to follow up regarding interim draw rejected. Advised that paid for the allotted amount for XXX work and pending contractor document for the remaining repairs. Borrower waiting on additional funds. On XX/XX/XXXX Successor in interest called in to make payment with credit card. Advised only option with routing number and account number. Also mentioned that some repairs are already done. On XX/XX/XXXX Authorized third party called in reference to exception request for XXX date of loss XX/XX/XXXX. Wanted to acquire funds. Requested for all funds release. Advised to send invoice from fence repair as additional in exception. Advised to send ATR signed out and submitted. On XX/XX/XXXX Successor in interest called in about late fee. Stated already paid the late fee. Requested money to move paid fee of $X.XX and applied to suspense. On XX/XX/XXXX Authorized third party called in advised XX% inspection and would need to submit exception to have funds release review. Provided time frame. On XX/XX/XXXX Received call from successor in interest wanted to know the being held. Advised monitored claim process. Advised amount in escrow. Stated that there is funds missing in the amount of $X.XX. Submitted research request to locate funds. On XX/XX/XXXX Authorized third party called in reference to claim check. On XX/XX/XXXX Authorized third party called in response to outbound contact. Advised that in order to release funds would need updated inspection. Authorized third party advised no work has been completed. On XX/XX/XXXX Authorized third party called in for fund released. Advised need inspection to release a fund. On XX/XX/XXXX Authorized third party advised that more XX% work need to completed. Scheduled an inspection. On XX/XX/XXXX Authorized third party called in stated reported new claim check in the amount of $X.XX from legal settlement. Advised to send settlement agreement. On XX/XX/XXXX Received call from borrower settlement documents and updated AWS to cover new TCA of $X.XX. Borrower stated uploaded documents for exception request for additional funds. On XX/XX/XXXX Advised that inspection completed in XX% needed XX% to release new funds. On XX/XX/XXXX  Authorized third party called in regarding exception. Advised to submit contractors bid. On XX/XX/XXXX  Authorized third party check need check to be reissued. On XX/XX/XXXX  Authorized third party called in to reissued check. Since outside of the cashing period. On XX/XX/XXXX Borrower called in regarding loss draft check $X.XX. On XX/XX/XXXX  Authorized third party called in reference to status of check. Advised need appraisal letter resent as its not eligible and submitted request to combine the AWS. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On XX/XX/XXXX Loss draft department called in to follow up regarding interim draw rejected. Advised that paid for the allotted amount for XXX and pending contractor document for the remaining repairs. Borrower waiting on additional funds. Date of loss XX/XX/XXXX. Claim classified as monitored. On XX/XX/XXXX Successor in interest called in to make payment with credit card. Advised only option with routing number and account number. Also mentioned that some repairs are already done. On XX/XX/XXXX Authorized third party called in reference to exception request for XXX date of loss XX/XX/XXXX. Wanted to acquire funds. Requested for all funds release. Advised to send invoice from XXX as additional in exception. Advised to send ATR signed out and submitted. On XX/XX/XXXX Successor in interest called in about late fee. Stated already paid the late fee. Requested money to move paid fee of $X.XX and applied to suspense. On XX/XX/XXXX Authorized third party called in advised XX% inspection and would need to submit exception to have funds release review. Provided time frame. On XX/XX/XXXX Received call from successor in interest wanted to know the being held. Advised monitored claim process. Advised amount in escrow. Stated that there is funds missing in the amount of $X.XX. Submitted research request to locate funds. On XX/XX/XXXX Authorized third party called in reference to claim check. On XX/XX/XXXX Authorized third party called in response to outbound contact. Advised that in order to release funds would need updated inspection. Authorized third party advised no work has been completed. On XX/XX/XXXX Authorized third party called in for fund released. Advised need inspection to release a fund. On XX/XX/XXXX Authorized third party advised that more XX% work need to completed. Scheduled an inspection. On XX/XX/XXXX Authorized third party called in stated reported new claim check in the amount of $X.XX from legal settlement. Advised to send settlement agreement. On XX/XX/XXXX Received call from borrower settlement documents and updated AWS to cover new TCA of $X.XX. Borrower stated uploaded documents for exception request for additional funds. On XX/XX/XXXX Advised that inspection completed in XX% needed XX% to release new funds. On XX/XX/XXXX  Authorized third party called in regarding exception. Advised to submit contractors bid. On XX/XX/XXXX  Authorized third party check need check to be reissued. On XX/XX/XXXX  Authorized third party called in to reissued check. Since outside of the cashing period. On XX/XX/XXXX Borrower called in regarding loss draft check $X.XX. On XX/XX/XXXX  Authorized third party called in reference to status of check. Advised need appraisal letter resent as its not eligible and submitted request to combine the AWS. There was no additional contact, and the loan is performing.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	09/04/2024
284514740	XXXX	709063895	NULL	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called about escrow and wanted to know the check back escrow and confirmed escrow balance $X.XX, customer was advised how to catch escrow shortage. On dated XX/XX/XXXX The borrower discusses escrow shortage, advised shortage $X.XX have divided it over XX-month payment will be X.XX /inquired reason for shortage advised home insurance is $X.XX paid XX/XX . change from $X.XX. Also due to switching from XXX to auto club should have received partial refund stated other escrow statement dated XX/XX from us reflect no shortage and different payment amount supposed to current one dated XX/XX advised customer statement dated XX/XX does not factor in home insurance paid out on XX/XX reason it reflect different payment  amount and also base on that analysis a coverage check was  issued if received recommend depositing funds back into escrow  to help cover shortage, Customer stated have received and advised analysis done XX/XX reflect current insurance and disbursement paid on  XX/XX which cause shortage. Customer still disagree and wanted to know amount in escrow as of XXX, advised will have pay from mail to address on file within the next 7 business days, On XX/XX/XXXX the borrower called and stated that want forms of letter and stating that was supposed to be on the loan. Advised customer to need to consult with title company and mortgage borrower stated out of business. On XX/XX/XXXX the borrower called reference to message received and wanting information on title deed to speak county. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284514435	XXXX	709061956	NULL	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per comments dated XX/XX/XXXX evidence of loss draft check in the amount of $X.XX classified under non-monitored sent as per comment dated XX/XX/XXXX and comment dated XX/XX/XXXX states the claim was closed. As per comment dated XX/XX/XXXX and XX/XX/XXXX indicates evidence of loss draft check in the amount of $X.XX classified under non-monitored for XXX dated XX/XX/XXXX with no evidence of damage being resolved or completed via 100% inspection.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The loan is performing and there were minimal attempts to contact the borrower. The borrower makes their payments online.
							07/31/2024	08/29/2024
284515224	XXXX	579442322	NULL	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called and stated that received insurance claim check and requesting for endorsement. The customer will make a payment on XX/XX/XXXX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comment on XX/XX/XXXX identify the XXX damaged on XX/XX/XXXX, customer filed for claim and all the check claim has been received and customer is requesting for endorsement.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/30/2024
284514629	XXXX	579441787	NULL	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have been many skip trace efforts to attempt to obtain a successful contact number for the borrower. The loan has been current throughout the review period, but the payments are made on time.
							07/31/2024	08/16/2024
284515072	XXXX	579423072	NULL	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called in regarding to report a claim for XXX damage and received claim check in the amount of $X.XX. Borrower confirmed that repair will be completed on the property. Agent advised need fully endorsed check and adjuster's report. On XX/XX/XXXX Borrower called in to ask why late charge was increased agent advised late charge for XXX and property fee. On XX/XX/XXXX Borrower called in wanted to get the transferred call to loss draft department and check the status of the account.  Agent advised to send in depreciation check for endorsement. On XX/XX/XXXX Borrower called in wanted to transfer the call to loss draft. XX/XX/XXXX Agent called borrower to advise on total amount due as well as advise on grace period till XX . Borrower asked that they can change their due and borrower have to pay at the end of the month  agent advise to write to concern department for that request. agent advised they cannot change her due date and processed payment of $X.XX. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comment dated XX/XX/XXXX borrower called in to report a claim for XXX damage and received claim check of $X.XX. There is no evidence of 100% inspection or repair completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/30/2024
284514669	XXXX	579255652	NULL	3	[3] Property Damage - XXX - No evidence of repair [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX call transferred to agent, advised home was in XXX and is waiting for insurance check in meantime borrower is requesting a forbearance until fund are available. On XX/XX/XXXX borrower called in about the insurance claim package. There was no additional contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per the comment dated XX/XX/XXXX property was damage due to XXX and claim amount received in the amount of $X.XX. there is no any evidence found regarding the repair completed.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/27/2024
284515677	XXXX	579160429	NULL	2	[2] Occupancy - Tenant Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. Comment dated XX/XX/XXXX, borrower intends to reinstate loan by XX/XX/XXXX. On dated XX/XX/XXXX, again the borrower intends to reinstate the loan this month. On dated XX/XX/XXXX, servicer called and informed loan is delinquent for XX months in the amount of $X.XX without including all fees. Borrower able to reinstate the account and will be sending $X.XX to make it even and cover all fees. On dated XX/XX/XXXX, servicer called due to past payments. Borrower confirmed arrangements to make reinstatement on XX/XX/XXXX. On dated XX/XX/XXXX, borrower called and confirmed that payment is not due until XXX month.  On dated XX/XX/XXXX, borrower called to make a one-time payment in the amount of $X.XX.  On dated XX/XX/XXXX, borrower wanted to make a payment. On dated XX/XX/XXXX, borrower calling to make a payment in the amount of $X.XX. On dated XX/XX/XXXX, borrower schedule a payment for XX/XX/XXXX in the amount of $X.XX. On dated XX/XX/XXXX, borrower called to make a XXX month payment in the amount of $X.XX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/31/2024
284516026	XXXX	579163970	NULL	3	[3] Loan has evidence of title issue(s). [2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior toXX/XX/XXXX. On XX/XX/XXXX the borrower called  to discuss the status of the loan, was informed that the loan is XX payments past due. The loan is currently in active foreclosure. The borrower's intentions are to sell another property to brand this long current or to possibly Pay the property off in full,  ordered a reinstatement amount for the borrower as well as a payoff for the borrower. Explained to the borrower that I would follow up with him on XXX at XX central Standard Time to follow up in regards to the information discussed on the call. On XX/XX/XXXX the borrower called in to discuss the status of the loan, discuss alternative options to bring the loan current. The borrower stated that is currently selling another home and using funds from that sale to bring the loan completely current , spoke with another agent earlier today and may be interested in moving forward with a loan modification,  explained to the borrower that documents are being mailed out and would need  to review sign and return them. On XX/XX/XXXX the borrower was called  to confirm the reinstatement amount to bring his loan current. The borrower is attempting to bring the loan current via wire transaction which was provided on a e-mail. On XX/XX/XXXX the borrower called in to explain that has made the remaining portion of the payment that is due to bring loan out of foreclosure. The borrower forwarded both receipts totaling $X.XX. On XX/XX/XXXX The borrower called in to follow up on the recent payment to bring the loan out of foreclosure and bring the loan current period was explained to the borrower that the loan is now current  and it shows that the loan is now due for XX/XX, explained to the borrower that the amount that he paid should have brought him current until XX/XX.  the amount that he paid went towards the mortgage payments and not toward the foreclosure cost and fees if this is the case the loan will be updated to pay off the foreclosure cost and fees and bring the loan current until XXX. The borrower also had questions regarding a full payoff of the property, explained to the borrower that at information was mailed out to on XX/XX and provided with the payoff amount that is good until XX/XX/XXXX. The borrower called on XX/XX/XXXX to discuss the status of the loan,  The borrower explained that have reached out to the foreclosure attorney and explained that needs to follow up with XXX to get information to the foreclosure attorney, explained to the borrower that the loan just came out of foreclosure on the XX/XX to allow some time for the process to continue, borrower was assured that the home would not be foreclosed on as the loan is now current. On XX/XX/XXXX borrower called to say that the property was sold to other party and the closing was done, advised payoff funds have not been received yet, Cancelled trial mod as home has sold. On XX/XX/XXXX the borrower stated that was getting calls about the house being foreclosed. On XX/XX/XXXX the borrower called with regards to the transfer of the loan to daughter, was advised of the assumptions process and gave the email for the same. On  XX/XX/XXXX borrower called to check on the assumption process status. On XX/XX/XXXX the borrower called to inquire about a quit claim deed,  wants to be sure that daughter can control the property upon death. Borrower called on XX/XX/XXXX to advise that was still receiving text message that the house is listed under pre-foreclosure. The borrower called on XX/XX/XXXX to get information about the lender. On XX/XX/XXXX the borrower called and wanted to know why was the called with regards to the home being in foreclosure, was advised that no foreclosure is noted on the account. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  As per the comments dated XX/XX/XXXX it states that there are Junior Liens found in the report, however per the status date there are no evidence the judgment lien being resolved. Hence the title remains unresolved and active
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/09/2024
284515510	XXXX	579251646	NULL	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, Customer called in to get help with the website and now borrower is able to access the account. There was no additional contact and currently file is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the property is in a XXX disaster area (XXX) due to XXX declared on XX/XX/XXXX. No damages reported.
Comments on XX/XX/XXXX indicated the property is in a XXX disaster area (XXX) due to XXX declared on XX/XX/XXXX. No damages reported.
							07/31/2024	08/26/2024
284515354	XXXX	579308242	NULL	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in regarding that borrower having issues with updating the bank information on the website and agent advised how to change. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, the property is located in a disaster area designated by XXX. XXX Disaster Number: XXX Declared on: XX/XX/XXXX XXX.
							07/31/2024	08/29/2024
284516030	XXXX	579360735	NULL	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, indicated the property is in XXX disaster area due to XXX with disaster declared on XX/XX/XXXX (XXX). No Damages were reported. There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							07/31/2024	08/30/2024
284515591	XXXX	579355645	NULL	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in to make a payment and setting up one time payment. On XX/XX/XXXX borrower called in and schedule the payment in the amount of $X.XX. On XX/XX/XXXX and XX/XX/XXXX borrower called in to make a payment. On XX/XX/XXXX to make a payment in the amount of $X.XX and payment was processed on XX/XX/XXXX. Borrower was called on XX/XX/XXXX and verified the mailing address and setup payment.  On XX/XX/XXXX to make a payment in the amount of $X.XX. On XX/XX/XXXX borrower called in and took payment today. On XX/XX/XXXX borrower called in to make a payment. There was no additional contact and currently file is Performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/26/2024
284516091	XXXX	579189703	NULL	3	[3] Property Damage - XXX - No evidence of repair [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called in to verify the status of the claim and servicer advised check in the amount of $X.XX was requested for draw on XX/XX/XXXX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX, indicate there was a damage to the property due to XXX on dated XX/XX/XXXX. Claim was filed and classified as monitored. On XX/XX/XXXX, indicate inspection was completed and it indicate XX% repairs inspection was completed. On XX/XX/XXXX, servicer informed the borrower about the claim check requested for draw in the amount of $X.XX. On XX/XX/XXXX, indicate closing the claim. There is no evidence of 100% inspection done or repairs completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/26/2024
284515045	XXXX	579356454	NULL	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called in wanted to see if they are showing the details of insurance confirmed insurance company and policy number. Agent advise on how to send the written documents. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: XXX disaster number XXX declared on XX/XX/XXXX for XXX identified as per comment dated XX/XX/XXXX.
							07/31/2024	08/20/2024
284515859	XXXX	579575874	NULL	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the property is in a XXX disaster area (XXX) due to XXX declared on XX/XX/XXXX. No damages reported.
							07/31/2024	08/23/2024
284515721	XXXX	579241901	NULL	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called in regarding status of modification. Advised modification is denied due to fail HDTI. Provided two options to borrower one is liquidation or another one is full reinstatement. Borrower dose not want both of the options. Borrower stated declined an option of a $X.XX for XX months repayment plan. Now thinks can afford it. Representative advised need to fill out document again and no promise turned it down. On XX/XX/XXXX Borrower called in income explained. Submitted for application for loss mitigation. Will now begin the process of evaluating loan all eligible options. Borrower has $X.XX down payment available. Which is at least half of TAD and showing to have income. On XX/XX/XXXX Borrower was called out to update foreclosure status. Informed about repayment plan requested to calculate fees. On XX/XX/XXXX Borrower was called out advised that repayment options was denied, due to repayment can have for XX month only. Borrower is upset stated modification and repayment both plan denied. No changes in circumstance. Informed options are reinstate or liquidate. Borrower requested to talk with supervisor. Call transferred. Supervisor advised to apply for XXX. Advised if no approval then would be back at square one with trying to get an affordable repayment plan. On XX/XX/XXXX Borrower called in with HUD representative. Advised loss mitigation application is open. Repayment escalation could not afford the repayment plan. Advised still waiting investor approval. If can extend the repayment plan it might make payment more affordable. Advised SPOC will reach out when get an update. On XX/XX/XXXX Borrower called in stated morning had a call from servicer but unable to take. Advised call was for intentions towards the property. Borrower wanted to pay loan. Advised partial payment would not take. Advised about reinstatement. Loan was denied for workout option. Borrower declined for disposition option. On XX/XX/XXXX Borrower called in stated not able to wire the funds due to full name of bank. Not fitting on bank screen and was not sure how to proceed. Advised to put XXX and sent the wire. Borrower stated will do on XX/XX/XXXX. On XX/XX/XXXX Borrower was called out advised loan is current. Confirmation of wire receipt provided. On XX/XX/XXXX Borrower was called out regarding payment reminder. Borrower was upset with constant payment reminder. Borrower stated XXX payment will made to XX/XX. On XX/XX/XXXX Borrower called in stated statement shows different amount, IVR stated regular payment amount. Borrower did not get any assistance paid the pass due amount but wanted to know what is still due since paid for all of it in XXX. Explained back on the statement and explained the reason why there is an insurance and Bpo fee. Borrower stated had some hardship. Will try to make a payment towards end of the grace period. Dose not want to reminded of it. Declined the phone consent. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/20/2024
284514589	XXXX	579423781	NULL	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							07/31/2024	08/16/2024
284514526	XXXX	579375879	NULL	3	[3] Loan has evidence of title issue(s). [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no contact prior to XX/XX/XXXX. On XX/XX/XXXX stated borrower was awarded the property per the divorce since XXXX and that has remarried advise to be removed borrower 1 would have to refinance. On XX/XX/XXXX gave documents needed, went over options for reinstatement and modifications. On XX/XX/XXXX  regarding handling servicing and billing for the loan permission. On XX/XX/XXXX stated declined in for reinstatement amount and sent previous reinstatement letter for information and wiring instructions. On XX/XX/XXXX advise to give payment 24 to 48 hours to update on account. On XX/XX/XXXX called regarding handling servicing and billing for the loan permission and borrower to schedule late fees. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  As per comment dated XX/XX/XXXX title issue identified for vesting. On XX/XX/XXXX file a title claim and request necessary hourly fees to notify the insurer of the outstanding interest and if an indemnification letter received and accepted by client to resolve issue. On XX/XX/XXXX divorce decree not received. There is no comment stating title issue resolved.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/16/2024
284515114	XXXX	579604538	NULL	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX On XX/XX/XXXX Borrower called in to make a payment. Advised total amount due $X.XX. Payment made to reinstatement. Advised when payment post will bring account current and XX/XX/XXXX will be next payment due date. On XX/XX/XXXX Borrower called in and authorized a payment in the amount of $X.XX for XX/XX/XXXX payment. Confirmation provided. Borrower provided consent to contact within next 7 days. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, the property is located in a disaster area designated by XXX XXX (XXX) declared on XX/XX/XXXX. No damages were reported.
							07/31/2024	08/30/2024
284515074	XXXX	579440535	NULL	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. Borrower called in to see if servicer received a payment. Representative completed the verification process. Advised that received a payment for XXX and XXX XX/XX/XXXX. Next payment due for XX/XX/XXXX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, indicated the property is in XXX disaster area due to XXX with disaster declared on XX/XX/XXXX.No Damages were reported. Comment dated XX/XX/XXXX, indicated the property is in XXX disaster area due to XXX with disaster declared on XX/XX/XXXX.No Damages were reported.
							07/31/2024	08/26/2024
284514872	XXXX	579413879	NULL	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no contact prior to XX/XX/XXXX. As per comment dated XX/XX/XXXX co-borrower called to request payment history if when all late fee were placed on account. Servicer advised that to do an written request and denied. Also requested last property inspection to get emailed. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/30/2024
284515982	XXXX	579371634	NULL	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX . The borrower called on XX/XX/XXXX obtained consent to email text or call within 7 days, stated has another property that will afford to pay a substantial amount of the loan once it closes, borrower elected to pay  XX of  XX payments. On XX/XX/XXXX the borrower was called and verified account confirmed working on coming  current this month is selling property and will payoff  loan. On XX/XX/XXXX the borrower called and requested to pay $X.XX effective XX/XX/XXXX, stated that is planning on selling property  but closing date is XX/XX/XXXX, will try to reinstate by XX/XXXX. On XX/XX/XXXX borrower called in regarding to provide authorization to a contractor that will be assisting with the process. The borrower called on XX/XX/XXXX and servicer took XX payments. On  XX/XX/XXXX the borrower called for the loss draft number. On XX/XX/XXXX the borrower called to scheduled payment for $X.XX XX/XX, borrower wanted to know when did the insurance payment started, advised back in XXXX, was advised of how to request insurance to be included in escrow. On XX/XX/XXXX the borrower called to make payment in the amount of $X.XX from checking account from XXX. Borrower called on XX/XX/XXXX and stated that received calls from someone from XXX stating could bring interests rate down as well as monthly payments, no notations were seen with regards to that inquiry per the servicer. On XX/XX/XXXX the borrower called said that had called someone 3 weeks ago advising they could offer her a X.XX% interest rate,  stated the call was from XXX and someone called again today and is upset for being transferred 4 times a day,  stated has been on the phone an hour and a half and opened complaint  called consultation line  was advised it was a fraud and advised servicer do not have an office in XXX, was later realized it was a legitimate call, was advised of not seeing any notes from anyone stating of anyone notating of such an offer, wanted to speak to a supervisor in that department. On XX/XX/XXXX the borrower called and was  interested in getting the insurance escrowed. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  There was a XXX damage on the file which was identified per the comments dated XX/XX/XXXX. As of the comments dated XX/XX/XXXX customer called regarding what needs to be done to continue with claim. Till date we do not have the complete claim being released and the damage still remains unresolved.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/12/2024
284516037	XXXX	579323851	NULL	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. Comment dated XX/XX/XXXX, borrower called and need assistance with accessing loan online. Servicer assisted borrower to access 1098.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/30/2024
284514907	XXXX	579218105	NULL	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no contact prior to XX/XX/XXXX. As per comment dated XX/XX/XXXX borrower called to inform of being upset that someone had called twice and it just XX of the month so declined to be contacted within the next 7 days. As per comment dated XX/XX/XXXX borrower called for letter of payment is late but is not late. Servicer advised letter sent on XX/XX before XXX payment but was made. As per comment dated XX/XX/XXXX servicer advised payment for courtesy call and borrower stated will make payment on XXX for $X.XX. As per comment dated XX/XX/XXXX borrower opened borrower for refund of $X.XX. As per comment dated XX/XX/XXXX borrower called to follow up on refund and it was sent on XX/XX/XXXX. Borrower called in to discuss the payment history. Servicer verified homeowner and re non bankruptcy. Servicer advised had outstanding late charges of $X.XX. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the property is in a XXX disaster area due to XXX. No damages reported.
Comments on XX/XX/XXXX indicated the property is in a XXX disaster area due to XXX. No damages reported.
							07/31/2024	08/16/2024
284515488	XXXX	579559532	NULL	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: XXX disaster number XXX declared on XX/XX/XXXX for XXX identified as per comment dated XX/XX/XXXX.
There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							07/31/2024	08/30/2024
284515882	XXXX	7000227493	NULL	3	[3] Loan has evidence of title issue(s). [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in about the fees and payment inquiry. On XX/XX/XXXX borrower called in about the reinstatement statement. On XX/XX/XXXX borrower called in about the general status of the account and mortgage assistance. On XX/XX/XXXX agent called in about the general status of the account. On XX/XX/XXXX agent called about the account status. On XX/XX/XXXX borrower called in about the account status. On XX/XX/XXXX borrower called to confirmed the correct amount to pay today, agent advised per teller note the $X.XX was approved. On XX/XX/XXXX borrower called in about the account status. On XX/XX/XXXX borrower called in about the reinstatement amount. On XX/XX/XXXX agent called about the account information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  As per the comment city code violation lien identified and there is no any evidence found regarding issue resolved.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/24/2024
284514937	XXXX	683283592	303946685	3	[3] There is evidence of property damage. [2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in to get the loan number and borrower will make payment online. On XX/XX/XXXX servicer called in and stated payment was made last week. On XX/XX/XXXX borrower called insurance already reported damage and needed assistance for this month as borrower had extra expenses. On XX/XX/XXXX borrower called in stated had extra expenses due to XXX can make payments but not able to make XXX payments. Servicer offered deferment and requested document. On XX/XX/XXXX borrower called in stated has filed the claim and received the check and wishes to have check endorsed. Servicer transferred call to loss draft department. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX, borrower reported about the XXX damage and asked for assistance. On XX/XX/XXXX, borrower stated filed a claim for damage and has received the check and wishes to have check endorsed. There is no evidence of repairs completed or 100% inspection completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, indicated the property is in XXX disaster area due to XXX (XXX) with disaster declared on XX/XX/XXXX. Damages were reported.
							07/31/2024	08/24/2024
284516081	XXXX	683283469	303946598	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Authorized 3rd party called in they received a letter that stated XXX was now the owner of the mortgage and Confirmed that letter was stating a new banks owns the loan. There loan is transfer from XXX to XXX offered. On XX/XX/XXXX borrower called in about home owner association warn. Agent informed borrower that they need home owner association. On XX/XX/XXXX Borrower called in regarding lender paid bind agent advised that they need home owner association on file and borrower sent the rush documents. Agent uploaded to site updated the account and agent advised of the lenders paid cancel letter borrower will received. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: XXX disaster number XXX declared on XX/XX/XXXX for XXX identified as per comment dated XX/XX/XXXX. No property damage reported.
							07/31/2024	08/16/2024
284515665	XXXX	683283220	303946622	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The loan is performing and there were minimal attempts to contact the borrower. The borrower makes their payments online.
XXX disaster number XXX declared on XX/XX/XXXX for XXX identified as per comment dated XX/XX/XXXX.
							07/31/2024	08/23/2024
284514949	XXXX	683283204	303946681	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX . The borrower called on XX/XX/XXXX to verify if payment will be reprocessed, was advised that it will not and enter in promise to pay for XX/XX/XXXX for $X.XX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: XXX disaster number (XXX) declared on XX/XX/XXXX for XXX identified as per comment dated XX/XX/XXXX. No damages were reported.
							07/31/2024	09/01/2024
284515629	XXXX	683283121	303946713	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX regarding referred loan. advised new case with online registration non bankruptcy.  On XX/XX/XXXX borrower called regarding master flood policy. On XX/XX/XXXX Borrower calling to confimred if we have the pol document borrower sent. Advised we have not got them yet. Send me pol document to the rush document email and update the information and updated the document on file. On XX/XX/XXXX Borrower called and stated that borrower as for the master hazard policy and flood policy. I stated both those policy are expired I am waiting to contact the HOA for borrower but borrower stated that is not necessary. Borrower will email both copy. which stated will take 24-48 hours to post the hazard policy. so the borrower stated has called after few times. On XX/XX/XXXX Borrower called in regarding HOA warm second advised that was sent we received borrower HOA policy. I advised we did received the document and borrower's account is up to date advised the keep letter that received.  On XX/XX/XXXX Borrower called regarding letter advised updated and submitted a confirmed from advised home owner 1-2 days and letter will be sent by mail. On XX/XX/XXXX Borrower called about condo renewal letter. advised we roll the dates forwarded so can disregard letter.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/20/2024
284515950	XXXX	683283063	303946655	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower called to confirm their account was transferred. On XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX the borrower called to make principal only payments. On XX/XX/XXXX, the borrower called because they received a notification from their insurance company. The servicer confirmed a payment to the insurance company in the amount of $X.XX was being processed. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the property was located in a XXX disaster area (XXX) which was declared on XX/XX/XXXX due to XXX. There was no evidence of damages to the property.
							07/31/2024	08/09/2024
284515041	XXXX	683283014	303946631	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX the borrower called regarding the payment increase. Information was provided to the borrower that there is flood insurance escrowed on the account and that is the reason account is being escrowed and the payment has increased. The borrower has provided the evidence of the flood insurance to get the escrow removed. On XX/XX/XXXX The borrower called in regarding the escrow was being charged every month. Borrower stated it should not be escrowed flood insurance and advised a signed request is required in order to review a loan for escrow removal and advised to upload a signed request with the submission. In case if a signed request is not received the loan will not be reviewed for escrow removal. If you are experiencing difficulty submitting the signed request via our web portal, please submit the request by fax to XXX-XXXX or by mail to XXX. On XX/XX/XXXX The borrower called in to get the flood insurance removed and informed flood is required on the loan as per provided documents hence the documents are sent back to the borrower and advised to contact loan servicing for further details
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: XXX disaster number XXX declared on XX/XX/XXXX for XXX identified as per comment dated XX/XX/XXXX.
							07/31/2024	08/09/2024
284514933	XXXX	683282982	303946669	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in to check what happen with the last payments advise was rejected from the bank hence inquiry to make a payment for $X.XX. On XX/XX/XXXX called in inquiring about balance and what is due advise X.XX borrower inquiring will it go up in 3 days advise in 3 days the payment will still be same. On XX/XX/XXXX called in to change mailing address from the property. On XX/XX/XXXX borrower called in to go over payment history. On XX/XX/XXXX called in to get web assistance and went over payments and mailed out automated clearing house form. On XX/XX/XXXX called out advise loan status offered to make payment inquiring about late fees and was charged for fees scheduled payment for XX/XX/XXXX. On XX/XX/XXXX borrower called in verified mini miranda schedule payment for XX/XX/XXXX wants to know how to do biweekly or semi monthly payment. On XX/XX/XXXX borrower called in to make a payment. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/15/2024
284515349	XXXX	683282735	303946693	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in regarding to discuss about to make payment. On XX/XX/XXXX customer called in regarding to schedule payment for XXX. On XX/XX/XXXX customer called in regarding tenant paying late payment. On XX/XX/XXXX customer called in regarding to request for waive off the fees.  There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/20/2024
284514857	XXXX	683282610	303946632	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On  XX/XX/XXXX servicer spoke with borrower and borrower stated paid taxes for about $X.XX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/20/2024
284516114	XXXX	683282461	303946675	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the property is in a XXX disaster area (XXX) due to XXX declared on XX/XX/XXXX. No damages reported.
							07/31/2024	09/01/2024
284514962	XXXX	683282438	303946597	2	[2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in to verify why received non sufficient fund notice stated was due to payment on XX/XX/XXXX. On XX/XX/XXXX borrower called in verified mailing address completed mortgage payment and set up replacement payment. On XX/XX/XXXX calling to complaint about cancellation of automated clearing house and offer to resend borrower refuse explained non sufficient fund a new automated clearing house form set up account.  On XX/XX/XXXX called in borrower was upset that automated clearing house was stop advise have to be 6 month clean to start back up with auto pay and was advise on time that it take for automated clearing house to bank account borrower was given the website. On XX/XX/XXXX borrower was upset requesting automated clearing house form to be sent has not received advise borrower send via email, borrower confirmed received set and automated clearing house to start XX/XX/XXXX. On XX/XX/XXXX borrower called in advise to request copy of welcome letter to be sent via email. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: XXX disaster number XXX declared on XX/XX/XXXX for XXX identified as per comment dated XX/XX/XXXX.
							07/31/2024	08/28/2024
284516064	XXXX	683282370	303946596	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX On XX/XX/XXXX Borrower called in to follow up on account. Borrower provided account number to set up online account. Borrower called in the middle of requesting a lot split with previous servicer. Agent completed welcome call.  On XX/XX/XXXX Borrower called in inquiring the successfully updated bank account on the web protale. Agent advised home owners insurance of the bank account on file. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the property is in a XXX disaster area (XXX) due to XXX declared on XX/XX/XXXX. No property damages reported.
							07/31/2024	08/09/2024
284515113	XXXX	686150525	303968097	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							07/31/2024	08/16/2024
284514577	XXXX	686151366	303968060	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was not contact prior to XX/XX/XXXX. On comment dated XX/XX/XXXX Called to borrower regarding payment processed. Borrowers reply on the mail stated that they authorized payment today in the amount of $X.XX from the checking account. There was no additional contact, and the loan has been current throughout the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the property is in a XXX disaster area (XXX) due to XXX declared on XX/XX/XXXX. No damages reported.
							07/31/2024	08/09/2024
284514659	XXXX	686151424	303968058	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: XXX disaster number XXX declared on XX/XX/XXXX for XXX identified as per comment dated XX/XX/XXXX.
XXX disaster number XXX declared on XX/XX/XXXX for XXX identified as per comment dated XX/XX/XXXX.
							07/31/2024	08/09/2024
284515638	XXXX	686151812	303968048	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called in regarding other property information. Call transferred to commercial department.  On XX/XX/XXXX Borrower called in for some generical information of insurance. Borrower called in for to change insurance provider borrower needs the insurance clause. Agent informed borrower to contact insurance department.  Borrower There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	09/01/2024
284514316	XXXX	686152497	303968020	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The loan is performing and there were minimal attempts to contact the borrower. The borrower makes their payments online.
							07/31/2024	08/20/2024
284514476	XXXX	709117113	NULL	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no contact prior to XX/XX/XXXX. As per comment dated XX/XX/XXXX servicer called read new customer welcome tab and mortgage clause update. Borrower wanted to make a payment but did not have routing number not account number. As per comment dated XX/XX/XXXX borrower called to make a payment for XXX and will call in middle of the month by paying extra month. As per comment dated XX/XX/XXXX borrower called and made payment and reason for delinquency was due to unemployment for XX months due to illness. Borrower confirmed that will bring the account current by end of the month. As per comment dated XX/XX/XXXX borrower called to set up a payment. As the system was not providing speed pay options, servicer advised to close the session and reopen in order to make payment. As per comment dated XX/XX/XXXX borrower set up payment of $X.XX. As per comment dated XX/XX/XXXX borrower made $X.XX using account XXX on XX/XX/XXXX. As per comment dated XX/XX/XXXX servicer called to verify the reason for delinquency. So, borrower informed that work is slow due to weather and took one-time draft dated XX/XX for $X.XX. As per comment dated XX/XX/XXXX servicer called as wanted to program payment for XXX on XX/XX/XXXX of $X.XX. Also mentioned the late fee for XXX can't be paid yet since it hasn't been added $X.XX. As per comment dated XX/XX/XXXX borrower made one time draft for $X.XX as this cover late fee and mortgage payment. Borrower inquired when payment will go down for expiration. Servicer advised that when to run the escrow analysis if not paid out will refund the extra in escrow. As per comment dated XX/XX/XXXX Borrower scheduled payment and requested to add spouse as a third party. As per comment dated XX/XX/XXXX borrower called to verified name, last 4 digits of social security number and zip code. Borrower also informed that does not know how to make payment. As per comment dated XX/XX/XXXX borrower made payment of $X.XX. Reason for delinquency he indicated as damages due to XXX and wanted to know insurance phone number to file claim. As per comment dated XX/XX/XXXX borrower called to verified name, last 4 digits of social security number and zip code. Borrower declined to make payment through IVR and set up payment of $X.XX for XX/XX/XXXX. Servicer advised to contact loss draft to get instructions on getting insurance check endorsed. As per comment dated XX/XX/XXXX borrower called in regards to check endorsement process for check of $X.XX. As per comment dated XX/XX/XXXX borrower called regarding check endorsement process as can't operate site. Reported claim, non-monitored process, regular mailing address and time frames. Servicer advised that if additional funds are received to give a call as claim process may change. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  As per comment dated XX/XX/XXXX there is a damage to XXX and XXX. Borrower was out of work due to power went down at place of work.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	09/04/2024
284515070	XXXX	709112486	NULL	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower will make the payment next week XX/XX in the amount of $X.XX. On XX/XX/XXXX, borrower called in and wanted to make payment. On XX/XX/XXXX, borrower will make payment end of the month to bring account current. On XX/XX/XXXX, borrower will call later to make payment. On XX/XX/XXXX, borrower will make payment in the middle of the month for both XXX and XXX. On XX/XX/XXXX, borrower called in and before end of the month payment will be made. On XX/XX/XXXX, borrower will use IVR for payment. On XX/XX/XXXX, the payment was processed and confirmation was emailed. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  On XX/XX/XXXX, prior servicer completed modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284514375	XXXX	709168835	NULL	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. Comment dated XX/XX/XXXX, borrower advised impacted with XXX. borrower wanted XX-month repayment plan. Comment dated XX/XX/XXXX, borrower called to report damage to home due to XXX and XXX. On dated XX/XX/XXXX, borrower wants to bring loan current. On dated XX/XX/XXXX, borrower calling in regard to plan was on. Servicer informed forbearance ended and advised options. Borrower will call back. On dated XX/XX/XXXX, borrower called to make a payment in the amount of $X.XX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comment dated XX/XX/XXXX, borrower called to report damage to home due to XXX and XXX. Claim was filed. No comments have been found repairs were started or not.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	09/01/2024
284515863	XXXX	709163299	NULL	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower would like to pay XXX and XXX showing partial $X.XX too payment provided confirmation email received. On XX/XX/XXXX Borrower want to make payment, stated borrower was in the hospital for about 3 weeks and trying to catch up, wanted to know amount due for XX months provided $X.XX new payment effective XX/XX. Borrower will pay $X.XX today itself. and different of $X.XX by XX/XX payment made. Offered to secure for direct dined. borrower wanted to make sure funds available will be calling back. inquiry about payment increased. advised due to taxes. On XX/XX/XXXX Borrower to make payment partial for XX/XX has $X.XX in suspense account pending for XXX, will try to bring current by XX/XX. On XX/XX/XXXX Borrower called in due to wanting to make a payment on the loan for XX/XX/XXXX. On XX/XX/XXXX Borrower send 1098 via email at requested $X.XX via special request and reminded if insurance recently paid coverage, will send copy via email. On XX/XX/XXXX Borrower called to make payment. On XX/XX/XXXX Borrower called about account advised note late fee added in XXX payment $X.XX. Borrower was confused though we added $X.XX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284514763	XXXX	709164867	NULL	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. As per the comment dated XX/XX/XXXX the borrower called regarding making the payment for $ X.XX. Agent educated the borrower regarding ACH and E Bill payment methods and also provided the total amount due and other educated about self-help options.  Comment dated XX/XX/XXXX is about borrower unable to make payment online, so borrower called and agent requested to relog in and agent provided the information and scheduled the payment for XX/XX/XXXX. Comment dated XX/XX/XXXX is about borrower called and mentioned there was death in the family due to which payment was delayed, agent requested to send documents supporting the information provided on the call. On XX/XX/XXXX servicer called borrower and provided general account information. On XX/XX/XXXX borrower called for confirming account status and for making the payment, agent provided the information and scheduled the payment for XX/XX/XXXX. On XX/XX/XXXX servicer called regarding the payment due and borrower confirmed they will make payment on this weekend.  On XX/XX/XXXX borrower called and informed they will make the payment on XX/XX/XXXX for $ X.XX to cover the XXX payment and another payment will be done at the end of the month to cover XXX. On XX/XX/XXXX borrower called to know the amount due, last payment date and if there were XX days late payment fees charged. Agent provided the information needed by borrower. On XX/XX/XXXX borrower called to follow up on subordination request, agent advised that TMH is not authorized.  On XX/XX/XXXX authorized third party called regarding update on subordination. Agent advised the request was opened on XX/XX/XXXX. On XX/XX/XXXX authorized third party called regarding the update on subordination and before agent can provide information call got disconnected. On XX/XX/XXXX authorized third party called regarding the charge considered. Agent changed the appraisal fees to evaluation fees. On XX/XX/XXXX authorized third party called regarding the subordinations and agent transferred the call to loss mitigation department. On XX/XX/XXXX borrower called regarding the subordination status and mentioned it's been a month now and they have not received any update regarding the same. Agent mentioned it will take 30 days and requested to wait, however agent send an email escalating the issue. On XX/XX/XXXX Borrower called again regarding the subordination status. Agent responded it is under review. On XX/XX/XXXX borrower called and informed they were trying to make payment online however it is not working, agent requested to make the payment over the phone. On XX/XX/XXXX borrower called and set up the payment for XX/XX/XXXX over the phone. Servicer called on XX/XX/XXXX regarding the payment due and borrower informed they will make the payment online on the XX of the month. On XX/XX/XXXX borrower called and mentioned they keep receiving calls regarding payment due every month and need to stop. Borrower informed they will make the payment online as soon as they get the social security, which they usually get on XX every month. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284514493	XXXX	709165393	NULL	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in and borrower already made payment. On XX/XX/XXXX, borrower called in and account is due for XXX. The payment was sent on XX/XX and it cleared the same day. On XX/XX/XXXX, borrower called in and already made payment online yesterday. On XX/XX/XXXX, borrower called in and confirmed late fee from last month payment posted. On XX/XX/XXXX, borrower called in and borrower has been impacted by disaster. XXX was damaged due to XXX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX, XXX was damaged due to XXX. No information pertaining to completion of repair and receipt of an insurance claim have been found.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284514899	XXXX	709169031	NULL	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have been many attempts to contact the borrower during the review period, but contact has not been established. There is evidence of deceased borrower in file and successor in interest was confirmed. The loan is current and performing.
							07/31/2024	08/29/2024
284515005	XXXX	709165336	NULL	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower calling in inquiring why the account is coded. Borrower wanted over the bankruptcy procedure. On XX/XX/XXXX Borrower stated has to make income tax payment and caused borrower to get behind. Borrower will bring account current in 2 weeks for XXX. Borrower requested to make payment. Advised the borrower of their right to request a follow up meeting with 14 days. Provided the borrower with the toll-free number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284514342	XXXX	709167050	NULL	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in advised total amount due and RFD reduction in income. On XX/XX/XXXX, the borrower called in to make payment for XX/XX. On XX/XX/XXXX, borrower will make payment by XX/XX. On XX/XX/XXXX, borrower called in and will continue to make payment until the account is updated. On XX/XX/XXXX, borrower called in to make payment for $X.XX. On XX/XX/XXXX, the borrower called in received claim check. On XX/XX/XXXX, borrower called in and discussing insurance claim mention. On XX/XX/XXXX, borrower called in to make payment. The borrower will make payment in the amount of $X.XX to bring loan current. On XX/XX/XXXX and XX/XX/XXXX, borrower called in to check the status of COL XXX damage on XX/XX/XXXX. On XX/XX/XXXX, borrower called in and borrower has not received the check back. On XX/XX/XXXX, borrower called in and payment was set up. On XX/XX/XXXX, borrower called in to confirm documents needed. On XX/XX/XXXX, borrower called in to set up payment for XXX. On XX/XX/XXXX, borrower called in and wanted to know why payment went up. On XX/XX/XXXX, borrower called in and will make payment for XX/XX/XXXX in the amount of $X.XX. On XX/XX/XXXX, the borrower called in and stated that check did not get deposit. On XX/XX/XXXX, borrower called in and borrower's work was in protest. On XX/XX/XXXX, borrower called in and payment was scheduled for XX/XX. On XX/XX/XXXX, borrower called in and will make payment. On XX/XX/XXXX, borrower called in to make payment in the amount of $X.XX. On XX/XX/XXXX, borrower called in to advise a claim check was received and needs to be endorsed. On XX/XX/XXXX, borrower called in to get information on loan. On XX/XX/XXXX, the borrower called in to make p2p on XX/XXXX for $X.XX. On XX/XX/XXXX, borrower called in requesting a payoff quote sent to email address. The request was completed. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  On XX/XX/XXXX, prior servicer completed modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On XX/XX/XXXX, XXX was damaged on XX/XX/XXXX. On XX/XX/XXXX, claim amount $X.XX can be submitted at any time. No further details found.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284514703	XXXX	709167282	NULL	2	[2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower reported that they received a letter saying that the account delinquent, Information that the account is only due for this month. Borrower said that the account should be current, discussed transaction history. discussed service transfer details. On XX/XX/XXXX Borrower discussed escrow analysis and advised of the escrow shortage. discussed options to lower the (Spead out the shortage longer than XX mons or payoff the shortage amount). Borrower said waiting for lawsuit to settle and then figure out the new payment. Borrower's wife will sent the payment tonight by check.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284515312	XXXX	709166920	NULL	3	[3] Property Damage - UTD - No evidence of resolution [2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called in and stated that they had autopay agent advised of non sufficient fund payment. Borrower stated that was not aware and they have the funds in their account and set up reinstatement for XX to give enough time to go to the bank and see why the non sufficient fund happened took scheduled payment for XXX. Agent emailed borrower rapid registration, good bye letter and non sufficient fund letter. Borrower wanted to know the unpaid principle balance of $X.XX with interest rate of X.XX% and maturity date is XX/XX/XXXX. Agent setup a reinstatement. On XX/XX/XXXX Agent called borrower stated that they will retain property, processed a payment, updated the mailing address, sent autopay link and transfer the call to loss draft department regarding the claim check. On XX/XX/XXXX Borrower called in to report a new claim agent advised and promoted E-pass, next steps and processed. On XX/XX/XXXX Borrower called in to ask regarding extra amount on their monthly payment. Agent advised about late fee, submitted fee waiver as courtesy. Borrower made a payment and emailed confirmation number by agent. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comment dated XX/XX/XXXX call transfer to loss draft department about the claim check . Comment dated XX/XX/XXXX borrower called in to report new claim Comment dated XX/XX/XXXX Request to obtain the loan status as of the date is unable to be approved/denied at first level review. Comment dated XX/XX/XXXX claim has been classified as non monitor claim. There is no evidence of 100% inspection or repair completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284514867	XXXX	709168975	NULL	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called in and made the payment. On XX/XX/XXXX the borrower called in and informed the last representative spoke with borrower was rude and will call back on XX when they received funds. On XX/XX/XXXX the borrower called in to make a payment. On XX/XX/XXXX the borrower called in regarding the letter they received and informed the secondary borrower was deceased. On XX/XX/XXXX the borrower called in regarding the letter they received indicated their was due for $X.XX because they alr3eady make all payment dues. Advised the borrower that now the account was current and the next payment due on XX/XX/XXXX.On XX/XX/XXXX the borrower called in to make a payment. On XX/XX/XXXX the borrower called in to check do they provide the phone number to the insurance company. On XX/XX/XXXX the borrower called in to get some information on account. On XX/XX/XXXX the borrower called in and informed they disregard the text message  about the payment they already made. On XX/XX/XXXX borrower called in and raised the verbal complain because they got irritating because of delay in connecting with live person,. On XX/XX/XXXX called borrower regarding payment and borrower scheduled the payment for XX/XX/XXXX.On XX/XX/XXXX the borrower called in and informed they received the pay check on XXX and scheduled the payment for XXX XX/XX/XXXX.On XX/XX/XXXX the borrower called in and informed the spouse was deceased and reported the credit bureaus to remove their name. Also informed they getting bill with the spouse name and wanted to removed that too. On XX/XX/XXXX the servicer called borrower regarding payment. Borrower informed they getting bills in with their spouse name who was deceased and submitted the request to remove their spouse and do not want to add their children as authorized person. On XX/XX/XXXX the borrower called in and informed they wanted to remove their spouse name from account. On XX/XX/XXXX the borrower called in and conveyed they got upset due to receiving a letter with the name of their deceased spouse and wants to remove the name of spouse from account. Advised the borrower the only way to remove the spouse's name is the refinance but borrower wants to remove the name without doing refinance. On XX/XX/XXXX the borrower called in regarding the payment and servicer advised the payment options to the borrower. On XX/XX/XXXX the borrower called in to make the payment. On XX/XX/XXXX the borrower called in to clarify the reason for minimum payment made on XXX month. On XX/XX/XXXX the servicer called borrower regarding monthly payment, Borrower informed they will make payment once they got paycheck. There was no additional contact, and the loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284515259	XXXX	709168025	NULL	2	[2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to make a payment and was informed about active bankruptcy status. On XX/XX/XXXX, borrower wanted to make payment online was informed due to bankruptcy chapter XX status system may not allow hence was assisted to make payment over the phone. On XX/XX/XXXX, borrower informed intend to live in the property and made a payment on the account. On XX/XX/XXXX, borrower made payment for XXX and XXX additionally was provided with fax number for insurance department to send over the declaration page. On XX/XX/XXXX, borrower made payment. On XX/XX/XXXX, borrower made a payment for $X.XX was disputing the non-sufficient fees said will be sending email to the servicer to look into it. On XX/XX/XXXX, borrower made payment and confirmation number was emailed. On XX/XX/XXXX, borrower made payment for $X.XX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.  As per comments bankruptcy is active in the file.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	09/01/2024
284515697	XXXX	579118704	NULL	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX This is a commercial loan. For Bridge/commercial loan please use TRF to transfer the call in RC. Borrower called in to make the complaint that her payment went up. Advised the increase is due to insurance. Did task 252 to verify borrower is not paying for 2 insurance policies in error. Also told the borrower if she pays for her own insurance also to send in proof. Borrower wanted to pay what she felt she owes which is $X.XX on XX/XX/XXXX. On XX/XX/XXXX borrower called in to see why payment has increased informed borrower payment went up due to escrow increasing and there is a shortage of $X.XX Opened task 258Borrower then paid the shortage and asked for office fax and loan servicing email to have escrow removed. On XX/XX/XXXX The borrower called in today to confirm payment amount also made a payment today XX/XX/XXXX. On XX/XX/XXXX Borrower made a partial payment $X.XX due date XX/XX/XXXX reference number XXX paid on XX/XX/XXXX. On XX/XX/XXXX advised we are calling due to payment shortage. Advised borrower closed with escrow and not making the full payment makes loan delinquent. Borrower wants to pay her taxes and insurance. Borrower states not going t send full payment. On XX/XX/XXXX advised that borrower wanted to schedule a payment broke down the full amount borrower advised that wanted to schedule the full amount due advised that use the account on file.  advised that borrower wanted to use her credit card so that borrower could get points and advised that we do not take credit cards advised that borrower took the money out of the bank account to pay for credit card to get the points. On XX/XX/XXXX the borrower called to process payment. On XX/XX/XXXX The borrower calling in to request copy of payment history sent via mail. On XX/XX/XXXX The borrow called to request escrow removed and sent documents on XX/XX/XXXX. On XX/XX/XXXX advised borrower that the request was denied said already paid the taxes and I asked borrower to send the proof and request for a new EA to be made so that can remove those charges borrower also made a payment. On XX/XX/XXXX Borrower calling in to verify payment due. Confirmed payment due. Also requesting refund of escrow surplus. Advised will receive any surplus once EA is completed in XXX. On XX/XX/XXXX The borrower called in to make a payment in the amount of $X.XX which was due on XX/XX/XXXX from the checking account ending with XXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	09/02/2024
284515515	XXXX	709471718	NULL	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to on XX/XX/XXXX. On XX/XX/XXXX Borrower asking if ACH was set up on the account, assure ACH transferred. Advised payment for XXX was reversed due to insufficient funds, said borrower will take care to it. Provided welcome call details. Got notice about payment increase on XXX. Advised of the new analysis and increase insurance. Advised option to cover shortage to lower down payment, new payment amount by XXX will be $X.XX, sent copy of welcome packet for mortgage clause refinance. On XX/XX/XXXX talk to borrower cannot create online access creating online access. On XX/XX/XXXX Borrower call in about the payment as there was an issue with third back/ process one time draft payment amounts $X.XX with confirmation.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	09/03/2024
284514769	XXXX	709467930	NULL	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in about the general status of the account, agent confirmed loan was transferred to new servicer. On XX/XX/XXXX borrower called to schedule a payment in the amount of $X.XX, agent advised of the some options. On XX/XX/XXXX agent called borrower and borrower stated husband gets paid by the loan as they are truck driver. On XX/XX/XXXX borrower called to set up payment of $X.XX for XX/XX. On XX/XX/XXXX borrower called to make a payment in the amount of $X.XX for XX/XX. On XX/XX/XXXX agent called borrower about payment, borrower made payment of $X.XX for XX/XX/XXXX. On XX/XX/XXXX borrower called and promise to pay on XX/XX/XXXX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284515360	XXXX	709472732	NULL	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in and advised about the total amount due on the account and the reason for default is father is passed away.  There was no additional contact and currently file is Performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284514374	XXXX	709472948	NULL	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called to scheduled XXX and XXX payment. call was dropped before agent could schedule the XXX payment. On XX/XX/XXXX Borrower called regarding to intention to keep, mortgagee clause and billing statement. On XX/XX/XXXX borrower called in wans a 12 months payment history voluntary payments sent to e-mail address. payment scheduled for XX/XX/XXXX. On XX/XX/XXXX borrower provided verbal authorization for third party. Third party called regarding to confirm loan number and monthly payment information along with loan status. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comment dated XX/XX/XXXX property was damaged due to XXX. New claim filed. claim classified as non-monitored. On XX/XX/XXXX claim check endorses and released $X.XX. On XX/XX/XXXX exception review of the claim on XX/XX/XXXX. There is no indication of claim closed or repair status completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	09/03/2024
284514905	XXXX	686153206	303967988	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. Comment dated XX/XX/XXXX, servicer advised XXX month payment is due for $X.XX. Borrower informed payment was made on XX/XX/XXXX to the company. Borrower will call to the company soon. Borrower will set up a payment for XX/XX/XXXX in the amount of $X.XX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, the property is located in XXX disaster declared on XX/XX/XXXX XXX.
							07/31/2024	08/23/2024
284515642	XXXX	686153248	303967986	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in was not able to login into online account informed borrower one does not have an account registered yet and will need to register before login. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: XXX disaster number XXX declared on XX/XX/XXXX for XXX identified as per comment dated XX/XX/XXXX.
							07/31/2024	08/20/2024
284514593	XXXX	686149550	303465999	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called pertaining to payment said made payment to prior servicer advised borrower would be transfer from service bank but will cause delay. On XX/XX/XXXX spoke with borrower provided denied authorized asked if we have permission to contact in the next 7 days which advised Yes and update payment via application will until email borrower to make payment sure they don't pull as well RFD was making sure old company wasn't going to pull payment before I ended the call i asked had any question,
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, indicated the property is in XXX disaster area due to XXX with disaster declared on XX/XX/XXXX (XXX). No Damages were reported. Comment dated XX/XX/XXXX, indicated the property is in XXX disaster area due to XXX with disaster declared on XX/XX/XXXX (XXX). No Damages were reported.
							07/31/2024	08/28/2024
284515778	XXXX	719064347	303979501	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called in regarding wanted to know about private mortgage insurance being removed. Agent advised while using the tool to find out home does not meet XX% loan to value requirement and said they will think that the appraisal would come back high enough to be XX% loan to value of the new appraised value. Borrower inquired that how to make payment and agent provided payment options. Borrower will make a payment online today and agent advised that the loan term will be same and due is on every XX of the month. Borrower also inquire about if they can make partial payment will help them to shorten the life of loan and agent advised they can additional pay towards principle. On XX/XX/XXXX Agent called borrower made partial payment today  and another payment on XX/XX/XXXX for full monthly mortgage. On XX/XX/XXXX Agent called borrower and provided total amount due. Borrower trying to make partial payment of $X.XX online but cannot make it online. Agent advised if borrower can add extra to non sufficient funds fee and explained. On XX/XX/XXXX Borrower called in to inform that there was a issue with their bank which was currently investigated and payment did not go through. Borrower asked to process XX payments in one draft of $X.XX including non sufficient fee and requested to waive late fee. Agent discussed payment change and borrower also informed that they will not be able to encashed the check for coverage as did not notice the mail and requested stop and reissue for the check in the amount of $X.XX. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/27/2024
284515231	XXXX	680414877	303979494	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no contact prior to XX/XX/XXXX. As per comment dated XX/XX/XXXX borrower called in to follow up on check reissue for escrow overage last XXX or if it has been forwarded to the state. Also submitted request for reissue if funds have not been forwarded yet. Borrower also understood and confirmed mailing address. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/28/2024
284516065	XXXX	680295201	303979492	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The loan is performing and there were minimal attempts to contact the borrower. The borrower makes their payments online.
							07/31/2024	08/28/2024
284515522	XXXX	7000332046	303979765	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX [2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called in to make a payment. Bankruptcy department was closed hence payment not taken. Borrower will call back tomorrow. On XX/XX/XXXX Borrower called in made XX/XX/XXXX’s payment on XX/XX/XXXX in the amount of $X.XX via Speed pay. Confirmation provided. On XX/XX/XXXX Borrower made a payment in the amount of X.XX. Confirmation provided. Requested for billing statement. Billing statement sent out via mail. On XX/XX/XXXX Borrower called in to make a payment had question outside of making a payment. Borrower is on active bankruptcy hence call transferred to bankruptcy department. Bankruptcy department has took a payment in the amount of $X.XX. Confirmation provided. On XX/XX/XXXX Borrower called and made a payment. On XX/XX/XXXX Borrower called in stated received a notice from bank that two mortgage payment was submitted for the month of XX/XXXX. Need to know if one of the mortgage payment will apply for XX/XX/XXXX. Call transferred to bankruptcy department. Bankruptcy department advised XX/XX/XXXX payment was still showing due. Borrower believes this is incorrect. Advised request updated ledger be ran on account. From XX/XX/XXXX to XX/XX/XXXX each month Borrower called in made a payment in the amount of $X>XX. Confirmation provided. On XX/XX/XXXX Borrower called in made a payment in the amount of $X.XX. Confrontation provided. Discussed about escrow. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.  Prior bankruptcy was filed on XX/XX/XXXX. No other information provided.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	09/02/2024
284515569	XXXX	688003003	304070372	3	[3] There is evidence of property damage. [2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in regarding the loss draft claim and servicer asked the borrower to speak with the loss draft department. On XX/XX/XXXX borrower stated had an insurance claim that being processed and claim check was issued. Borrower needs to get the check reissued so that borrower can get the repairs done. Borrower also stated due to repairs borrower not able to bring the account current. On XX/XX/XXXX borrower called in and stated doing the home repairs by own and servicer advised to send the self repair letter with all the list for management review. Also informed about the funds to be release within 8-10 business days. Borrower informed about the claim check received and servicer advised to wait for the check to be processed. Also requested inspection of the property repairs. On XX/XX/XXXX borrower informed about the repairs as almost completed and currently borrower is in hospital due to illness.  Servicer advised once work is completed will submit the inspection request through portal. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  As per the comment dated XX/XX/XXXX bankruptcy was discharged.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX, borrower stated insurance claim is in process and received claim check needs to reissue to borrower to complete repairs. On XX/XX/XXXX, claim check was reviewed and adjuster report was requested. On XX/XX/XXXX, borrower informed doing the damage repairs by own. Servicer requested list of damage repairs done to be review by the management to release the funds. On XX/XX/XXXX, there was a XXX damage to the property on dated XX/XX/XXXX. On XX/XX/XXXX indicate loss draft balance as $X.XX. On XX/XX/XXXX loss draft check was deposited in the amount of $X.XX. There is no evidence of repairs completed or 100% inspection done.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/22/2024
284515459	XXXX	688304922	303980373	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was not contact prior to XX/XX/XXXX. On XX/XX/XXXXBorrower called in regarding service transfer. Borrower called in wanted to know can set up payment with the new servicer since she received letter. Advised the loan will be transferred as of XX/XX so she would need contact new servicer to set up ACH. On comment dated XX/XX/XXXX Borrower called in to got auto pay set up. Advised used website and form, filled up and sent the form. On XX/XX/XXXX Borrower called in to know the monthly payment. Borrower wants to know which payment amount on their statement. advise the amount that says monthly payment amount. There was no additional contact, and the loan is Performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/09/2024
284515379	XXXX	7000115125	304332300	2	[2] Bankruptcy - BK Filed - No evidence POC filed [2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in to make payment. On XX/XX/XXXX borrower was called out by the servicer to inform of additional funds received for damage but do not have an insurance estimate that matches the funds. On XX/XX/XXXX to XX/XX/XXXX borrower called in to make the payment. On XX/XX/XXXX borrower pay in the amount of $X.XX effective XX/XX/XXXX. From XX/XX/XXXX to XX/XX/XXXX borrower called in to make the payment. There was a damage to the property however XX% inspection was completed. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.  As per the comment dated XX/XX/XXXX bankruptcy is active.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/27/2024
284515500	XXXX	7000229447	304332003	2	[2] Bankruptcy - BK Filed - No evidence POC filed [2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period. Comment dated XX/XX/XXXX, the property is located in a disaster area designated by XXX. XXX. Declared on XX/XX/XXXX. No damages were reported.
							07/31/2024	08/28/2024
284515894	XXXX	7000118191	304332278	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called in regarding the mortgage assistance inquiries. Borrower stated that a letter received in the email that is concerning it says there has been a sale date is scheduled for the property on XX/XX/XXXX. Borrower was advised that while the account is in the loss mitigation process, foreclosure was on hold. And the borrower made XX trial payment on XX/XX/XXXX. The agreement is attached. On XX/XX/XXXX The borrower called in to know the general status of the account. On XX/XX/XXXX The borrower called in to check detailed payoff amount including all the fees and wants to verify the active bankruptcy or foreclosure status and need to verify the outstanding fees. On XX/XX/XXXX and XX/XX/XXXX the borrower called in regarding the documents are due on XX/XX/XXXX The cover letter is attached and following up on to ensure that the documents pass quality control. On XX/XX/XXXX The borrower called in to start the refund process and sent bank statements showing funds are being withdrawn from the account. On XX/XX/XXXX and XX/XX/XXXX The borrower made a payment after completion of loan modification hence borrower wants to reimburse that one additional which was made as trial payment. On XX/XX/XXXX the borrower called regarding the insurance which was on hold with the release date provided as XX/XX/XXXX. On XX/XX/XXXX The PDF was received.  Based on the   account status the next payment isn't due until XX/XX, will look further into how the funds were applied.  I do not see any refund in the notes yet. Please continue to follow up. On XX/XX/XXXX The insurance hold date has been extended by XX/XX/XXXX. On XX/XX/XXXX The borrower called in regarding the amount dues. On XX/XX/XXXX The borrower wanted to know why payment has increased? And went over for escrow analysis. And the temporary insurance hold has extended by XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: XXX disaster declared on XX/XX/XXXX for other as per comment dated XX/XX/XXXX.
							07/31/2024	08/29/2024
284515512	XXXX	7000093940	304332314	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no contact prior to XX/XX/XXXX. As per comment dated XX/XX/XXXX borrower called, verified name and address. Called to make a payment of $X.XX but was denied as the minimum payment if $X.XX. So servicer will contact borrowers attorney to discuss further. As per comment dated XX/XX/XXXX successor in interest called as wanted to make a payment. Servicer advised that modification terms still in process to be completed and is still working on it. Also informed that borrower needs to follow up to check what terms are or can email assigned representative to check on updated. As per comment dated XX/XX/XXXX borrower called in to check on status of modification. Servicer advised that its due to total amount due and modification is being reworked and will be sending documents shortly as XX payment will be due on XX/XX/XXXX. Borrower got attorney on the line and gave XXX disclosure. Servicer informed that is redoing documents and XX payment is XX/XX/XXXX and wants account noted that the terms are for XX months. As per the comment dated XX/XX/XXXX borrower made payment of $X.XX and took payment via speed pay, verified 4 last digits of social security number. As per comment dated XX/XX/XXXX borrower made XXX payment and process payment via speed pay payment on XX/XX/XXXX for $X.XX. Borrower will be calling in XXX to make payment and asked more about how much force as insurance was per month. As per comment dated XX/XX/XXXX borrower called verified payment, fee inquiry and to obtain speed pay. As per comment dated XX/XX/XXXX borrower called in as had a policy on account for insurance. And went over to the monthly payment to know why insurance is getting placed in first place. As per comment dated XX/XX/XXXX borrower called in regards to lender placed insurance that was paced on loan. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/27/2024
284515391	XXXX	7000117657	304332291	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no contact prior to XX/XX/XXXX. On XX/XX/XXXX calling to get a copy of tax statements from last year and sent 1099 and 1098 via fax and borrower verified. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  As per comment dated XX/XX/XXXX, bankruptcy status is updated as closed with Chapter XX and no other case details are found.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/27/2024
284515807	XXXX	7000093723	304332317	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							07/31/2024	08/10/2024
284514453	XXXX	7000118085	304332281	2	[2] Bankruptcy - BK Filed - No evidence POC filed [2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in regarding to schedule payment in the amount of $X.XX for today. On XX/XX/XXXX borrower called in regarding to discuss about bankruptcy and loss mitigation on file. On XX/XX/XXXX borrower called in regarding to inform about national emergency declaration and ask for mortgage assistance. On XX/XX/XXXX borrower called in regarding modification and trial payment. On XX/XX/XXXX customer called in regarding modification. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Comment dated XX/XX/XXXX indicates that modification was booked.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/30/2024
284515473	XXXX	7000212621	304332149	2	[2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in regarding bankruptcy inquiry. Property is owner occupied. On XX/XX/XXXX borrower called in to make a payment. On XX/XX/XXXX borrower called in to make a payment and inquiring about the Bankruptcy. On XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX borrower called in about fee and payment inquiry. On XX/XX/XXXX and XX/XX/XXXX borrower called in about payment collection. On XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX borrower called in to make a payment and inquiring about the Bankruptcy along with borrower wants to keep the property.  There was no additional contact and currently file is Bankruptcy.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/27/2024
284514725	XXXX	7000094133	304332311	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in and intends to keep the property. On XX/XX/XXXX, borrower called in advised loan is current. On XX/XX/XXXX, and claim was filed due to XXX. On XX/XX/XXXX, the borrower called in to check with loss draft about insurance payment. On XX/XX/XXXX, borrower called in and intends to keep the property. On XX/XX/XXXX, the borrower called for an update on the claim funds. On XX/XX/XXXX, the borrower called in and borrower is making payment on XX/XX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX, XXX damage reported for the estimated repair amount $X.XX. No 100% inspection reported.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/30/2024
284514690	XXXX	7000126265	304332258	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX On XX/XX/XXXX Borrower called in to inquire if there was any payment made. Advised no payment made. Borrower stated will make payment for XXX on XX/XX and XXX at end of month. On XX/XX/XXXX Borrower called in to confirm the payment. Advised last payment received on XX/XX/XXXX for XXX payment. Borrower stated will made XXX payment by XX/XX/XXXX. On XX/XX/XXXX Borrower called in to see how much payment were made. Advised that not showing how much. Advised owes $X.XX. Advised of TAD, borrower stated will make payment around XX or XX. On XX/XX/XXXX Borrower stated will make a payment XX/XX and XX/XX in the amount of $X.XX. Declined to scheduled a payment. On XX/XX/XXXX Borrower stated reason for default was illness of family member. Will make a payment via CSM on XX/XX/XXXX. On XX/XX/XXXX Borrower was called out regarding payment. Advised did not made full payment. Advised about credit reporting and late fees. Borrower called in again stated not able to make payment this month. Will call back and set up payment on XX/XX. On XX/XX/XXXX Borrower called in to check payment received or not. Advised no payment received. Borrower confirmed phone number. Borrower will call back. On XX/XX/XXXX Borrower called in stated have a goal to pay by XXX and for XXX in grace period. Borrower was advised owes for XXX. Borrower said will pay $X.XX on XX/XX/XXXX. On XX/XX/XXXX Borrower was called out for payment. Borrower stated in XXX will make XX payment. Advised about late fees and credit reporting. On XX/XX/XXXX Borrower called in stated another borrower will make payment on XXX via website. Advised XX payment due, borrower hung up the call unable to finish call. On XX/XX/XXXX Borrower called in to check payment received or not. Advised no payment received since XXX and due for XXX. On XX/XX/XXXX Borrower called in stated will pay XXX payment in XXX. Advised of mortgage assistance. On XX/XX/XXXX Borrower was called out for payment, stated no good time to talk hung up the phone. Call back advised need 2 out of 3 payments. Discussed about repayment plan. Borrower will pay $X.XX on XX/XX/XXXX and $X.XX on XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX Borrower called in made a payment in the amount of $X.XX confirmation provided. On XX/XX/XXXX Borrower called in for repayment plan. Advised allow 3 business day to proceed. On XX/XX/XXXX Borrower called in to check payment received or not. Advised payment received. Borrower is on repayment plan. On XX/XX/XXXX Borrower called in made a first half of repayment plan payment. Will be bringing account current next month. On XX/XX/XXXX Borrower called in to check repayment plan status. Advised one more payment needed due by XX/XX/XXXX. On XX/XX/XXXX Borrower called in to set up last repayment plan payment. Covered escrow shortage and new payment amount in XXX. Borrower sending out ACH form. Interested in biweekly payment. On XX/XX/XXXX Borrower called in moved XX/XX SPP in the amount of $X.XX to XX/XX/XXXX. next due date XX/XX/XXXX. On XX/XX/XXXX Borrower called in for statement. Statement printed after XXX payment made. On XX/XX/XXXX Borrower was called out regarding payment discussion. Borrower was busy stated will make payment this week. On XX/XX/XXXX Borrower authorized a payment. Advised $X.XX fees are pending. On XX/XX/XXXX Borrower called in asked can pay the amount bit by bit until paid in full. Advised yes and there are no additional fees included. On XX/XX/XXXX Borrower called in stated will make the payment on XX/XX/XXXX. On XX/XX/XXXX Borrower called in to check mortgage is up to dated. Advised of equity loan options. Wanted to speak with Loan Officer to set up call back. On XX/XX/XXXX Borrower made a payment. Confirmation provided. On XX/XX/XXXX Borrower was called out for payment stated will make payment online. On XX/XX/XXXX Borrower made a payment. Confirmation provided. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/23/2024
284514685	XXXX	7000214028	304332017	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no contact prior to XX/XX/XXXX. As per comment dated XX/XX/XXXX borrower called to inform was not impacted by disaster. As per comment dated XX/XX/XXXX borrower called in about a letter which was received for co-borrower. Tax notice is required for co-borrower and $X.XX penalty which will transfer to tax department. As per comment dated XX/XX/XXXX borrower verified payment, fee inquiry, collection and balance inquiry. Servicer informed of the reason for call ass payment reminder and to schedule payment. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the property is in a XXX disaster area due to XXX. No damages reported.
Comments on XX/XX/XXXX indicated the property is in a XXX disaster area due to XXX. No damages reported.
							07/31/2024	08/14/2024
284514404	XXXX	7000227411	304332105	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no contact prior to XX/XX/XXXX. Borrower called to inform that management approved for $X.XX reinstatement by end of the month. Borrower also confirmed email address to sent mailing address for cashier to check, money order and to wire instalment. As per comment dated XX/XX/XXXX borrower called to confirm reinstatement payment which was received and when is the next payment is due. Servicer informed of receiving the payment of $X.XX payment and the next payment is due for XX/XX/XXXX. Also advised of the payment due date, 15 days grace period, late charge fee will also be applied after XX of the month. Servicer informed of late charge fee is $X.XX. Borrower called on XX/XX/XXXX regarding payment, fee inquiry and the payment methods. Credit reported to go over 30 days in a payment of XX/XX/XXXX for $X.XX and the fees can be paid over time. Borrower informed that payment amount of $X.XX will be made on XX/XX/XXXX. Negative escrow balance of $X.XX loss draft in place did not end up and need to transfer to loss draft department to see what had happened to the money. As per comment dated XX/XX/XXXX borrower verified account as it seems like its due for XX month. Servicer informed that it was due for XXX and the payment scheduled for today will be applied to XXX once it posts. Servicer advised that does have a total due of $X.XX that includes foreclosure fee. Borrower asked to know if dispute can be made due to never advised of the fees and thought when to pay the lump sum that covered everything. As per comment dated XX/XX/XXXX borrower verified payment, fee inquiry and collection.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the property is in a XXX disaster area due to XXX. No damages reported.
							07/31/2024	08/28/2024
284515476	XXXX	7000214042	304332123	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX customer called in regarding do discuss about payment arrangement. On XX/XX/XXXX customer called in regarding to inquire about to make payment. On XX/XX/XXXX customer called in regarding to get 1098 information for XXXX agent advised taxes are paid $X.XX and interest paid for XXX $X.XX. On XX/XX/XXXX customer called in regarding to make payment in the amount of $X.XX for XX/XX/XXXX. On XX/XX/XXXX customer called in regarding to inform about reason for default. On XX/XX/XXXX customer called in and wanted to make payment for $X.XX. On XX/XX/XXXX customer called in regarding to confirm about the payment. On XX/XX/XXXX customer called in regarding to discuss about disaster forbearance. On XX/XX/XXXX customer called in regarding to discuss about ach for $X.XX. On XX/XX/XXXX servicer contacted borrower regarding to inform that the payment. On XX/XX/XXXX customer called in regarding payment and inspection was on hold. On XX/XX/XXXX customer called in regarding payment was executed. On XX/XX/XXXX customer called in regarding to make payment. On XX/XX/XXXX customer called in regarding borrower received ach for $X.XX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, the property is located in a disaster area designated by XXX. XXX declared on XX/XX/XXXX.
							07/31/2024	08/30/2024
284514422	XXXX	7000227348	304332109	2	[2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.  Active chapter XX bankruptcy was on the file and transfer of claim was filed on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
XXX disaster declared on XX/XX/XXXX for XXX identified as per comment dated XX/XX/XXXX.
							07/31/2024	08/28/2024
284514757	XXXX	7000221330	304332117	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in about fee inquiry along with collection and borrower wants to keep the property. On XX/XX/XXXX, XX/XX/XXXX on XX/XX/XXXX borrower called in about fee inquiry along with collection. On XX/XX/XXXX borrower called in to make a payment. On XX/XX/XXXX borrower called in about fee inquiry along with collection and borrower wants to keep the property. On XX/XX/XXXX and XX/XX/XXXX called in about the payment method.  On XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX borrower called in to make a payment. On XX/XX/XXXX borrower called in about the preferred language and fees inquiry. There was no additional contact and currently file is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the property is in a XXX disaster area due to XXX declared on XX/XX/XXXX. No damages reported.
							07/31/2024	08/27/2024
284514454	XXXX	7000118049	304332283	2	[2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.  Currently the loan is in active bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, the property is located in major disaster area (XXX) declared on XX/XX/XXXX.
							07/31/2024	08/27/2024
284515753	XXXX	7000212545	304332153	2	[2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called in to inquire about bankruptcy review fee. On XX/XX/XXXX Borrower called in made a payment in the amount of $X.XX. Confirmation provided. On XX/XX/XXXX Borrower called and made a payment in the amount of $X.XX confirmation provided. On XX/XX/XXXX Borrower called in made a payment in the amount of $X.XX. Confirmation provided. Requested for 1098 form. Same day 1098 form mailed. From XX/XX/XXXX to XX/XX/XXXX Borrower called in made a payment in the amount of $X.XX. Confirmation provided. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/27/2024
284514392	XXXX	7000212648	304332021	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no contact prior to XX/XX/XXXX. On XX/XX/XXXX called advise need inspection to release additional funds and advise needs inspection in order to request disbursement had check for an old claim asked amount $X.XX said supplemental and advised to send endorsed claim check with property address.  There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  As per comment dated XX/XX/XXXX damage identified advised to send endorsed claim check with property address. There is no evidence of damage being repaired or 100% inspection completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/27/2024
284514337	XXXX	7000143037	304332218	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Comment dated on XX/XX/XXXX Inbound Contact called from Primary Borrower about loss mitigation status inquiry Borrower  had question then call drop, about funds $X.XX by tomorrow XX/XX, borrower responsible for foreclosure fees and cost later. On the same date primary borrower called regarding foreclosure status. Borrower called in to pay mortgage has money to pay. Asking about bank to bank transaction because only certificate funds allowed. Content Management System cannot take a check from Borrower received. On XX/XX/XXXX. Talked To Primary Borrower call  to confirm wire information for routing and acct  number and address completed due to No Jurisdiction. On XX/XX/XXXX Inbound talked form secondary borrower  stated has been divorce with the borrower. Second borrower do not live in the property only borrower live in the property because they been divorced for the past XX years. Borrower is the one how making the payment. On XX/XX/XXXX called Secondary Borrower stated  first borrower  lost job, as per second borrower's  family member  stated that divorced 8 years ago, First borrower needed to remove second borrower from the mortgage per divorce decree, first borrower contempt of court since borrower didn't do it, Second borrower wanted to know if house is being sold.  On XX/XX/XXXX, Secondary Borrower stated  not to do anything with loan as per divorce decree. Advised Borrower no refinance procedures have been started with Content Management System to take second borrower off the loan.XX/XX/XXXX Outbound call to second borrower .stated  they are no longer living at the property since they have separated. Second borrower  stated they are no longer in contact so they have no idea when Prime  borrower is going to make the pmt. Adv Second borrower previous foreclosure fees on the acc. Second borrower stated they will try to let them know about the payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/27/2024
284514330	XXXX	7000143221	304332213	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing except XX/XX/XXXX and XX/XX/XXXX and there has not been any contact during the review period. Comment dated XX/XX/XXXX, the property is located in a disaster area designated by XXX. XXX declared on XX/XX/XXXX. No damages were reported.
							07/31/2024	08/30/2024
284514691	XXXX	7000087975	304332327	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in and intends to keep property. Borrower wanted to make payment. On XX/XX/XXXX, borrower called in to make payment in the amount of $X.XX. On XX/XX/XXXX, borrower called in and hold was placed for property inspection. On XX/XX/XXXX, borrower intends to keep property. On XX/XX/XXXX, borrower called in advised confirmation letter was sent out. On XX/XX/XXXX, borrower called in and intends to keep property. On XX/XX/XXXX, borrower called in to see why payment went up. Advised of escrow and what went up in. On XX/XX/XXXX, borrower called in and intends to keep property. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, indicated the property is in XXX disaster area declared on XX/XX/XXXX. No damages were reported.
Comment dated XX/XX/XXXX, indicated the property is in XXX disaster area declared on XX/XX/XXXX. No damages were reported.
							07/31/2024	08/27/2024
284514861	XXXX	690567557	304306861	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There is no evidence has been found regarding skip trace activity.
							07/31/2024	09/11/2024
284514611	XXXX	737125534	304306583	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX authorized third party called in and discussed about payment. On XX/XX/XXXX authorized third party called in and discussed about the assistance. On XX/XX/XXXX authorized third party called in and discussed about to make payment. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Comment dated XX/XX/XXXX indicates that modification was booked.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284515687	XXXX	737126235	304308217	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX talk to borrower advised unable to accept payment will send payment via online. On XX/XX/XXXX borrower wanted to know if we processed payment. On XX/XX/XXXX Borrower wanted to make payment but advised of service transfer and was not allowed to make payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/30/2024
284515309	XXXX	737119545	304305967	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was not contact prior to XX/XX/XXXX. On comment dated XX/XX/XXXX Authorized third party called in verification made. Discussed with the borrower regarding expired insurance and customer will contact their insure. Advised complete Package Pending. Entered all correspondence should go to the attorney and entered the mailing address and task authorized party completed. On XX/XX/XXXX Borrower called in to go over account. advised of pending decision and timelines and advise last plan not active said atty may call in for review the account. On XX/XX/XXXX Borrower called in regarding modification and account status. Borrower stated that They contact to the lawyer when account put on the trial modification with the monthly payment of $X.XX. Borrower called in regarding payoff quote request. On XX/XX/XXXX Borrower called into make payment. Borrower did the payment for the XXX in the amount of $X.XX of check date XX/XX/XXXX. On XX/XX/XXXX Borrower called to make payment. Borrower made the payment in the amount of $X.XX for XX/XX/XXXX and sent out the confirmation email for the same. On XX/XX/XXXX Borrower called to schedule payment in the amount of $X.XX for check date XX/XX/XXXX. On XX/XX/XXXX Borrower called to set up XX payments for XX/XX/XXXX in the amount and for XX/XX/XXXX in the amount of $X.XX. Payment entry made and sent confirmation mail to the borrower. On XX/XX/XXXX Borrower calling in regarding wanting to add a new account on file. Borrower stated they called prior to add a new account.  Advised there was no new account added when we spoke with them XX/XX/XXXX.  Advised we can add a new one & remove the old one. On XX/XX/XXXX Borrower called in to make payment. Borrower promised to pay and schedule payment for XX/XX/XXXX in the amount of $X.XX and payment for XX/XX/XXXX in the amount of $X.XX also provide confirmation on email for the same. On XX/XX/XXXX Borrower called in regarding received bill. Advised that was paid.  There was no additional contact, and the loan has been current throughout the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/19/2024
284515421	XXXX	737113316	304308248	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in discussed final modification agreement is being prepared. On XX/XX/XXXX borrower called in discussed evaluation of the modification. On XX/XX/XXXX stated the payment amount on the final modification was different than the trial modification payments advised borrower refinancing is the only way to remove borrower 2 from loan. On XX/XX/XXXX called in discussed modification terms, verified balloon payment applicable due to amount that will be paid in P&I not sufficient to cover full principal remaining by maturity date. Advised borrower modification was sent out XX/XX/XXXX that need to sign and date and be notarized. Borrower1 said  modification is to much money  to pay and that borrower 2 don't live there and send divorce decree advised borrower1 if modification is to much not to sign and send back, advised the payment was for XX month  information about the modification and advise borrower1 to make payments on time. On XX/XX/XXXX discussed account and states should be able to get modification back on XX/XX/XXXX. On XX/XX/XXXX borrower 1 went to 2 separate notaries and would not notarize without ex-spouse signature advise civil matter can present recorded quit claim deed and divorce decree, borrower 1 will contact attorney.  On XX/XX/XXXX borrower wanted to know where the mistake was on the notary advised in the paragraph there is blank line that the borrower placed name and it needs to be notaries and borrower is sending corrected copy of the modification with corrected notary details. On XX/XX/XXXX borrower called in to follow up on modification advise already receive it advise to allow some time. On XX/XX/XXXX called in concerned modification not updated went over 360 update. On XX/XX/XXXX borrower called in wanted insurance phone number. On XX/XX/XXXX borrower called in got letter about not having insurance and said will not accept the loan modification for showing current. Borrower called about getting a letter is not longer on foreclosure. On XX/XX/XXXX borrower called in received cancellation of insurance need letter stating no longer in foreclosure and advise ombudsman was going to send out a letter gave number to ombudsman department. On XX/XX/XXXX borrower was following up regarding a letter needs reflecting account is no longer in foreclosure and stated cannot get insurance until receives written proof that account is out of foreclosure.  On XX/XX/XXXX discussed need to resign modification agreement. On XX/XX/XXXX borrower called in to go over account and discussed modification. On XX/XX/XXXX spoke with customer said that he no longer needs a call back it was regarding new insurance and said resigned the modification and sent it back. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/23/2024
284515902	XXXX	737121459	304306414	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On  XX/XX/XXXX authorized third party called in regards retention status. On XX/XX/XXXX authorized third party called in regarding the modification received an has not been implemented as borrower was trying to make payment online because it has not been updated and amount is showing incorrect. Servicer advised to give more time to implement the modification. On XX/XX/XXXX authorized third party escalated to discuss payment history and servicer confirmed last payment received on XX/XX was unapplied. Borrower will send in cure amount for $X.XX via certified funds. On XX/XX/XXXX borrower called in to set up a payment. On XX/XX/XXXX authorized third party called in to get copy of final modification done in XXXX with signature as modification was never sent back to borrower. There was no additional contact, and the loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/28/2024
284514344	XXXX	737115766	304307735	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX On XX/XX/XXXX Borrower called in to discussed account and agent went over the modification agreement with customer. On XX/XX/XXXX Agent called borrower regarding the documents and advised as per notes on XX/XX/XXXX documents needed. Borrower received modification on XX/XX/XXXX but unable to accept recordable modification, missing pages and notary seal overlaps. Agent advised need to resend the original agreement with the borrower signature, notary details will all the pages. Borrower said already resend the modification agreement and already sent the tracking details. On XX/XX/XXXX Agent advised as of notes on XX/XX/XXXX with the notary page is not filled out correctly and requested to send modification agreement again. On XX/XX/XXXX Agent spoke with borrower and stated that barely received the copy of outstanding documents and borrower will get it notarized, signed it and send it. On XX/XX/XXXX Agent talk to borrower had sent the modification agreement  and discussed the grace period no pending payment on the file. On XX/XX/XXXX Borrower promised to pay $X.XX and set up next month payment. On XX/XX/XXXX Borrower said that they will be making payment. On XX/XX/XXXX Borrower promised to pay $X.XX on XX/XX/XXXX. On XX/XX/XXXX Borrower called in regarding fraud with their debit card  and stated that payment made for XXX was returned. Agent advised borrower to process the payment for second time. On XX/XX/XXXX Borrower will make payment next week and look for insurance. On XX/XX/XXXX Authorized 3rd party call while working on the other account and agent told about missing documents. On XX/XX/XXXX Borrower stated they have sent payment of $X.XX via mail. On XX/XX/XXXX Borrower stated the account is not in default and stated account was serviced transferred. Borrower mentioned their attempt to schedule a payment and was informed that service transfer. Agent advised that the account is not pending for a service transfer. Borrower stated that did not cover the payment due to error on servicer part as they informed borrower that the account is going to be service transferred and mentioned concern with negative credit reporting. Agent advised the notice generated on XX/XX/XXXX advising of the pending service transfer was generated for a different account was service. Borrower promise to pay $X.XX on XX/XX/XXXX. On XX/XX/XXXX Borrower will call back to set up payment. On XX/XX/XXXX Agent talked with borrower  and advised on insurance. Borrower will make the payment tomorrow. On XX/XX/XXXX Borrower called in to discussed account and promise to pay in the amount of $ X.XX. On XX/XX/XXXX Borrower made a payment on XX/XX/XXXX over the phone and agent advised that they do not have record of payment. borrower was upset that system did not process the payment. On XX/XX/XXXX Borrower wanted to make changes pending payment agent assisted getting on website to locate the last 2 monthly statement and obtained his own insurance will have to send in the policy. On XX/XX/XXXX Agent spoke with borrower regarding the modification needs to redone. request notary to reach out for signature. On XX/XX/XXXX Agent called borrower said that XXX payment was sent a long time ago no record of receipt and bank has no record of it took Ez pay $X.XX on XX/XX/XXXX. On XX/XX/XXXX Borrower discussed the account and set up payment. On XX/XX/XXXX Borrower called in to see that if they can switch bank accounts for the Ez pay dated today. Agent advised need 1 business day to edit and that they will try a 2nd attempt if borrower wished to put money in the account. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/24/2024
284514507	XXXX	737122150	304307800	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX The borrower called in to make a payment on the account and discussed lender placed Insurance. On XX/XX/XXXX The borrower called in for assistance logging in online to talk about the LPI said shopping for insurance. On XX/XX/XXXX The borrower called to know that the process of obtaining private insurance to cancel the LPI. Borrower would like to confirm the mortgage clause. On XX/XX/XXXX The borrower called and went over modification that needs to be returned. Borrower is getting notarized today and did not need of service for notary, and went over how to return will make payment online and set up ACH.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: XXX disaster number XXX declared on XX/XX/XXXX for XXX identified as per comment dated XX/XX/XXXX.
XXX disaster number XXX declared on XX/XX/XXXX for XXX identified as per comment dated XX/XX/XXXX.
							07/31/2024	08/19/2024
284515489	XXXX	737125377	304308088	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called discussed modification first payment. On XX/XX/XXXX Borrower called canceling ACH due to fraud advises borrower will be called to make one-time payment for XXX once borrower account is cleared for usage advises borrower will turn on ACH then. On XX/XX/XXXX Borrower called need to begin making attempts to these borrowers to discuss the updated modification that has recently been sent out that will need to be signed, returned, and sent back. Letters have now been sent. these borrowers can expect the third party to being calling them to set up a time to get this modification notarized. In the meantime, they can also call to schedule an appointment as well. Informed them wanted them to sign modification papers again that were mailed on XX/XX. On XX/XX/XXXX Borrower received the modification explained the different borrower will forward to borrower attorney to understood borrower will work on it please stop calling I sent agreement today. I will get back when I decide. On XX/XX/XXXX Outbound calling to discuss the updated modification that has been sent out that will need to be signed, retuned and send back. letters have now been sent. These borrowers can expect the third party to bring calling them to set up to get this modification. On XX/XX/XXXX Advised borrower that we have sent a updated modification agreement and we need to have it sent back due to principal balance being incorrect modification. says is having attoney look at modification agreement and will get back it signed and sent back.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/21/2024
284515428	XXXX	737121079	304308112	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. Comment dated XX/XX/XXXX, borrower stated haven't receive modification agreement. On dated XX/XX/XXXX, borrower will be getting modification agreement notarized tomorrow. On dated XX/XX/XXXX, borrower made a payment online towards the permanent modification starting from XX/XX/XXXX.  On dated XX/XX/XXXX, borrower called to reset online password.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, the property is located in disaster area designated by XXX. XXX amendment declared on XX/XX/XXXX.
							07/31/2024	08/27/2024
284515855	XXXX	737118588	304307888	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in regarding to discuss about the page was missing of modification and agent advised to look at bottom pages are numbered. On XX/XX/XXXX customer called in regarding to discuss about the modification and agent informed that foreclosure was on hold due to retention review and sending in the executed modification agreement today. On XX/XX/XXXX customer called in and discussed about borrower sent full modification agreement via email last week and should have it probably today. On XX/XX/XXXX Customer called in to discuss about final modification copy by UPS tracking number. On XX/XX/XXXX customer called in and wanted to know that the modification agreement received to servicer. On XX/XX/XXXX customer called in regarding to discuss about pending modification agreement terms implementation concerned with foreclosure sale date provided foreclosure attorney and number. On XX/XX/XXXX customer called in regarding to discuss about the status of the loan. On XX/XX/XXXX customer called in regarding to know the modification was implemented. On XX/XX/XXXX customer called in regarding that received a foreclosure sale date letter for XXX and agent advised at this time not able to see a foreclosure sale date active then customer wants to verify that canceling foreclosure sale date. On XX/XX/XXXX Customer called in regarding to make payment and also asked for why payment was increased. On XX/XX/XXXX Customer called in regarding modification agreement resigned, notarized and sent back to borrower agrees document promised. On XX/XX/XXXX customer called in regarding that received the prior modification correction documents and will use bank and send the corrected signed modification agreement. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Comment dated XX/XX/XXXX indicates that modification was booked.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, the property is located in a disaster area designated by XXX. XXX (XXX) XXX declared on XX/XX/XXXX.
							07/31/2024	08/22/2024
284515372	XXXX	737121384	304306422	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in and discussed about that borrower got hacked bank account and will make payment in XXX month. On XX/XX/XXXX borrower called in regarding to inquire about the 1099 and modification on the loan. On XX/XX/XXXX borrower called in and discussed about loan status. On XX/XX/XXXX borrower called in and discussed about that the account shows in foreclosure and not able to set up payment and customer send $X.XX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/27/2024
284514350	XXXX	737118562	304306284	3	[3] There is evidence of property damage. [2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in regarding and appointment with the notary and took the paperwork with them once it was signed and notarized. On XX/XX/XXXX borrower called in regarding to discuss about modification documents to be signed, notarized and send back to lender. On XX/XX/XXXX borrower called in and discussed about the account has been recently modified also informed about some repairs on the property. On XX/XX/XXXX  borrower called in regarding to make payment and why it is increase. On XX/XX/XXXX borrower called in and discussed about modification agreement received on XX/XX/XXXX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Comment dated XX/XX/XXXX indicates that modification was booked.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comment dated XX/XX/XXXX indicates that the subject property had some damage due to XXX. Comment dated XX/XX/XXXX indicates that agent advised about claim. However as per latest comment the damage is not completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, the property is located in a disaster area designated by XXX. XXX (XXX) declared on XX/XX/XXXX.
							07/31/2024	08/19/2024
284515135	XXXX	737118448	304306048	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Spoke with borrower to discuss payment history. I confirmed that no payment has been received. On XX/XX/XXXX Borrower called to make payment also setup ACH. On XX/XX/XXXX Borrower said in about payment last made. On XX/XX/XXXX Borrower called in to see if borrower could move auto pay, confirmed pulling today can't stop. Borrower said if attempts second will process. property condition good. yard not so much. On XX/XX/XXXX Borrower verified XX/XX/XXXX has been not returned yet by financial institution. verified payment scheduled XX/XX currently reflecting posted XX/XXXX. Borrower funds have drafted as of XX/XX however the other pending transition that will not draft, advised allow 10 business days to confirm as we have not received notification from bank borrower understood.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: As per comment dated on XX/XX/XXXX. This property is located in a disaster area designated by XXX. XXX (XXX) declared on XX/XX/XXXX.  There is no evidence for property damage.
							07/31/2024	08/19/2024
284515069	XXXX	737116921	304308340	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. Comment dated XX/XX/XXXX, borrower called in about getting unpaid principal balance and payoff. Borrower requested for deferral. Servicer advised not an option. Borrower will make a payment on XX/XX/XXXX. On dated XX/XX/XXXX, servicer spoke with borrower about escrow increase so payment increase for the next year. On dated XX/XX/XXXX, borrower called in about XXX month payment was processed yesterday should show on bank statement. On dated XX/XX/XXXX, borrower received a check from servicing company in the amount of $X.XX. Borrower would like to confirm this would be legitimate check or not. Borrower must wait until gets disability check on the second XXX of the month.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/27/2024
284515944	XXXX	737121962	304308069	3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was not contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called in to make payment. Borrower promised to pay in the amount of $X.XX for XX/XX/XXXX. ezpay confirmation Email sent to borrower. On XX/XX/XXXX Borrower called in to make payment in the amount of $X.XX. On XX/XX/XXXX Borrower called in to make payment in the amount of $X.XX. On XX/XX/XXXX Borrower called in to make payment in the amount of $X.XX. Check date XX/XX/XXXX and check amount$X.XX. On XX/XX/XXXX Authorized third party called to request for the assistance with the payment due to medical reason. Discussed deferral and forgiveness as per modification agreement. On XX/XX/XXXX Authorized third party called in about the modification terms. On XX/XX/XXXX authorized third party called into make payment. Party Promise to Pay for XX/XX/XXXX in the amount of $X.XX. On XX/XX/XXXX authorized third party called in to ask reason for payment increased. Advised payment increased due to escrow analysis and went over the analysis with party. There was no additional contact, and the loan is status currently performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the property is in a XXX disaster area due to XXX declared on XX/XX/XXXX. No damages reported.
							07/31/2024	09/03/2024
284514617	XXXX	737111955	304308307	3	[3] Property Damage - XXX - No evidence of repair [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called in and stated that had XXX loss at the property. Insurance company will be sending a claim check and provided loss draft number. On XX/XX/XXXX Borrower called in had XXX and received the insurance claim check. On XX/XX/XXXX Borrower called in to say insurance decreased requested a new analysis of $X.XX on XX/XXXX. On XX/XX/XXXX Borrower called in regarding account and want to go service transfer. borrower wanted to go over Hamp incentives. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comment dated XX/XX/XXXX Borrower stated that had XXX loss at the property. Insurance company will be sending a claim check and provided loss draft number. Comment dated XX/XX/XXXX Borrower received insurance claim check and there is no evidence of 100% inspection or repair completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/23/2024
284515934	XXXX	737121483	304308150	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  As per comment dated XX/XX/XXXX Bankruptcy Status Date Bankruptcy is not active. which is discharged on XX/XX/XXXX for chapter#XX of case#-XXX which is filed on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							07/31/2024	08/27/2024
284515658	XXXX	737118281	304306453	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called in to following up on claim. On XX/XX/XXXX Borrower called and stated did not have enough funds in account for automatic clearing house app to withdraw. Borrower wanted to set up ez-pay. Borrower draft two times payment and wanted to avoid double payment. On XX/XX/XXXX borrower called to ask if the payment went thorough. Agent advised went over the escrow analysis and payment change date. On XX/XX/XXXX borrower called in to on other account and borrower is aware of the XXX payment returned.  On XX/XX/XXXX borrower said funds were taken by system, Borrower was unaware the fund were processed again. Borrower will call bank to check payment status. On XX/XX/XXXX borrower is upset that taxes do not get paid. Agent advised that will pay for taxes. On XX/XX/XXXX Borrower called regarding taxes need to be escrowed. Borrower set up letter to borrower. Agent advised there is task set up in system, but we need the written letter. Borrower will mail the letter back.  On XX/XX/XXXX Borrower has auto payment scheduled for XX/XX/XXXX.There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comment date XX/XX/XXXX stating that property was damage due to XXX. XXX damaged the XXX. On XX/XX/XXXX borrower having issue with open claim. On XX/XX/XXXX borrower inquired about insurance claim status. No indication of claim closed or repair status.  The damage repair amount is estimated at $0.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/16/2024
284515211	XXXX	737113688	304307367	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower1 called in informed borrower 2 passed away and send in death certificate. Borrower did not know the payment increased and if can be exempt from property taxes and late fee waiver letter has been mailed to borrower on XX/XX/XXXX. On XX/XX/XXXX the borrower called in about the escrow payment and advised does not have the death certificate is trying to get it but under investigation. Borrower advised keep making a payments for death benefits. On XX/XX/XXXX the borrower called in for insurance information. On XX/XX/XXXX the borrower cancelled XXX and received a refund amount $X.XX and once paid reanalyzed will change payment to $X.XX effective XX/XX/XXXX.On XX/XX/XXXX the borrower went over prior notes and did not pay escrow shortage and setting up a payment as per new analysis. On XX/XX/XXXX the borrower called in regarding a payment adjustment advised showed a payment received of $X.XX which were applied to the XXX payment Borrower stated that the also send back the insurance pay to the escrow account. On XX/XX/XXXX the borrower states before was showing says $X.XX on XX/XX/XXXX but no record of payment in the system when attempted inquire details of whether provided loan number and city code  and state code. Borrower frustrated and states that makes the payment the same way all the time and doesn't have an issue. On XX/XX/XXXX the borrower called in advised payment pending for XXX advised XXX payment were applied and discussed about automatic clearing set up. On XX/XX/XXXX the borrower called in to set up an payment. On XX/XX/XXXX the borrower called in to discuss about payment information and advised received the information from bank about a non sufficient funds advised to contact them to discuss further If it is non sufficient funds total of three times to draft the payment and after the third time if it is still non sufficient funds then it would get reversed off the account. There was no additional contact and the loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX the property located in a disaster area designated by XXX [XXX] declared on XX/XX/XXXX.
							07/31/2024	08/20/2024
284515829	XXXX	737118026	304306435	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX The borrower called in regarding the payment on the account and advised that the last payment received and payment plan too. On XX/XX/XXXX called in because her last payment did not go through.  Advised the last scheduled payment was on XX/XX/XXXX IAO $X.XX. Advised I am not able to validate her payment, advised she would need to confirm with her bank institution if her payment did clear or not.  customer stated the transaction was attempted on XX/XX/XXXX and again on XX/XX/XXXX.   Advised can be scheduled a one-time payment to make up for failed payment if she is aware the transaction was attempted twice. Advised borrower is actively participating in a verbal repayment plan, advised if borrower can make up the missed payment from XX/XX/XXXX, Borrower may see the plan remaining active. On XX/XX/XXXX The borrower called and agreed to make repayment plan payments to bring current. but was struggling, so requested modification review.  went over returned payment. On XX/XX/XXXX Borrower called and discussed completed package and confirmed upcoming payments. On XX/XX/XXXX The borrower called in about past due payments discussed dragging XX payments behind and now due for this month states illness in the family and borrower may be able to apply for assistance offer verbal plan said borrower has one schedule already advise well payment has not gone through yet, so must wait till it clears for plan to adjust just XX pass due payment. On XX/XX/XXXX The borrower called to make a payment in the amount of $X.XX due for XXX, XXX, XXX pending ez pay already scheduled on XX/XX/XXXX. On XX/XX/XXXX and XX/XX/XXXX The borrower called in to discuss account status with due payment for XX/XX/XXXX-XX/XX/XXXX in the amount of $X.XX,  Borrower will be sending a check for endorsement due to property damages, and inquired retention options, advised account not eligible for retention review however XX month payment plan available,  Borrower accepted plan and enrolled in loss mitigation ACH effective XX/XX/XXXX,  payment received XX/XX applied XX/XXXX , XX/XX applied to XX/XXXX and  discussed XXX. On XX/XX/XXXX The borrower called and advised the informal plan would start on XX/XX and go through XX/XX advised loss mitigation ACH was setup and would withdraw every month on the XX during that time. On XX/XX/XXXX called in about plan offer to schedule to make payment discuss no late fees will assess during plan wanted to go over payment history. On XX/XX/XXXX The borrower called for repayment plan auto pay and not gone through yet? And said had roof damage and has a check and provide claim check information. On XX/XX/XXXX The borrower called to cancel ACH and will call back on XX/XX. On XX/XX/XXXX The borrower called in and discussed about the set-up payments and advised of possible default working on repairs. On XX/XX/XXXX The borrower wants to make a payment in the amount of $X.XX and borrower is working on XXX repairs. On XX/XX/XXXX The borrower called in about claim check and has not got the money to get the XXX done. On XX/XX/XXXX The borrower owned for XXX and XXX payments and borrower is fixing the XXX and finish with roof. On XX/XX/XXXX The borrower called and advised of denial of retention options and discussed XXX payment and stated repairs are completed on the house. On XX/XX/XXXX The borrower called in to make partial payments. On XX/XX/XXXX Borrower scheduled a payment in the amount of $X.XX for XX/XXXX. On XX/XX/XXXX The borrower called in about a letter she received about transaction to go through today advise already show it pending only one payment today and one drafted yesterday. On XX/XX/XXXX Borrower called about her past due payment and advised it is upto date and she needs to pay in XXX. On XX/XX/XXXX borrower called in about restricted escrow said send in documents stating repairs have been completed. On XX/XX/XXXX the borrower called and asked to be transfer to loss draft department right away. On XX/XX/XXXX The borrower called in regarding questions for loss draft dept for claim check. Borrower wants to be transfer to loss draft department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per comment dated XX/XX/XXXX property has identified with XXX damage and the claim has been filed and borrower provided a claim check detail. as there is no evidence damage was resolved via 100% inspection for monitored or closed via non-monitored claim.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/22/2024
284515908	XXXX	737120816	304307791	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called in to advised on XXX hold and stated property has not been impacted. Borrower confirmed they have ability to make payments have not impacted and confirmed that intention to keep property. Borrower had question regarding XXX payment website payment scheduled on XX/XX/XXXX.Agent advised the last payment was scheduled online in the amount of $X.XX  was returned and account is due for XX/XX/XXXX. Agent offered to scheduled a one time payment to cure XXX month payment. Borrower declined the offer and stated that reach out to his bank to confirm non sufficient funds once confirmed borrower will schedule another one-time payment online. On XX/XX/XXXX Borrower called in to check the payment status. On XX/XX/XXXX Borrower called in for the new payment and agent advised the new payment is $X.XX with the interest of X.XX% for XX years. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: XXX disaster declared on XX/XX/XXXX for XXX (XXX) XXX as per comment dated XX/XX/XXXX. No property damage reported.
							07/31/2024	08/20/2024
284514352	XXXX	737113845	304307221	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							07/31/2024	08/19/2024
284515056	XXXX	737113886	304306604	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no contact prior to XX/XX/XXXX. On XX/XX/XXXX called in regarding to the escrow shortage and account discussed. On XX/XX/XXXX damage identified had insurance claim due to XXX damage in XXX and insurance owes $X.XX and they will not give it to them and wants to know why escrow went up advise of loss mitigation options. On XX/XX/XXXX advised got a letter said payment was about $X.XX and advised viewed letter and payment made correct.  There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per comment dated XX/XX/XXXX damage identified had insurance claim due to XXX damage in XXX and insurance owes $X.XX they will not give it to them. There is no evidence of 100% inspection completed and damage being repaired.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284514465	XXXX	737117002	304306899	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called to confirm why payment had increased. advised of escrow shortage. Advised of escrow advance that were paid. also confirmed $X.XX is a foreclosure attorney fees, not bring charged each month - will stay on account till paid no other questions.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, the property is located in disaster area due to XXX (XXX) on XX/XX/XXXX. No property damage found. Comment dated XX/XX/XXXX, the property is located in disaster area due to XXX (XXX) on XX/XX/XXXX. No property damage found.
							07/31/2024	08/29/2024
284515061	XXXX	737111948	304308234	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called in to discussed account and informed that try to make payment. Borrower said that payment went up to $X.XX, total shortage is $X.XX. Agent advised that shortage now of $X.XX and borrower asked that why principle is still high. Borrower required help to wave late fee. Agent advised late fee waved to secured the payment. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: XXX disaster declared on XX/XX/XXXX for XXX (XXX) XXX as per comment dated XX/XX/XXXX. No property damage reported.
Additional XXX disaster identified beyond the status date XX/XX/XXXX and following details for the same. XXX disaster declared on XX/XX/XXXX for XXX (XXX) XXX as per comment dated XX/XX/XXXX.
							07/31/2024	08/29/2024
284515716	XXXX	737118695	304306017	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in and discussed with loss mitigation options. On XX/XX/XXXX borrower called in to reinstatement to quote on XX/XX/XXXX. On XX/XX/XXXX borrower called in regarding tax exempt. On XX/XX/XXXX borrower called in to make a payment and borrower was working with the HHF options. On XX/XX/XXXX shows that borrower stated that tax is exempt will send the document. On XX/XX/XXXX called in to make a payment and discussed the escrow account. There was no additional contact and currently file is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284515304	XXXX	737117739	304305970	3
[3] Property Damage - Other Natural Causes - No evidence of resolution

[2] Property is located in a XXX disaster area.

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX On XX/XX/XXXX Borrower called in to discuss payment. Advised that wanted last payment received to be applied towards the next monthly payment. Representative reached out to management and got approval for payment correction. On XX/XX/XXXX Borrower called in about escrow analysis. Confirmed insurance increased and new escrow reserve requirement. Borrower is not due until XX/XXXX. Borrower said will start making monthly payment towards the escrow account. Borrower not impacted by covid, but XXX was impacted and working on repairs. On XX/XX/XXXX Borrower called in discussed escrow shortage. Stated will pay extra each month to cover the shortage due to no payment is due. On XX/XX/XXXX Borrower called in to check XXX funds can be apply to escrow. On XX/XX/XXXX Borrower stated is on fix income hence not able to afford increased payment. Advised about insurance increased. Borrower also dose not want loss mitigation option. Wanted to keep the terms of modification as is. On XX/XX/XXXX Borrower called in to check funds has been applied to escrow or not. Payment history checked. Borrower wanted XXX number not able to found. On XX/XX/XXXX Borrower called in for following up on request to spread escrow shortage. Advised unable to spread shortage over a longer period of time. Advised to have escrow account reviewed for removal. On XX/XX/XXXX Borrower called in wanted to change of address for the check only. On XX/XX/XXXX Borrower called in for insurance check also gave number to XXX for XXX fund application. On XX/XX/XXXX Borrower called in to get escrow shortage amount. Escrow shortage amount provided. On XX/XX/XXXX Borrower called in state pending payment of$X.XX towards escrow shortage. Asked to provide couple of days to clear a payment. Then new escrow analysis can be generated. On XX/XX/XXXX Borrower called in for shortage of escrow analysis $X.XX wanted to know about principal adjustment. Borrower will make payment towards escrow shortage while not having to make monthly payments. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On XX/XX/XXXX Borrower stated impacted by XXX working on repairs. On XX/XX/XXXX Borrower called in change address for insurance check only. On XX/XX/XXXX Borrower called in for insurance check. No indication check received found.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, the property is located in a disaster area designated by XXX. XXX (XXX) declared on XX/XX/XXXX. No Damages were reported. Comment dated XX/XX/XXXX, the property is located in a disaster area designated by XXX. XXX (XXX) XXX declared on XX/XX/XXXX. Damages were reported.
							07/31/2024	08/27/2024
284514853	XXXX	737113118	304308152	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called in to make a payment. Attempted through credit card. Advised not able to proceed with credit card. Scheduled payment. Borrower will call back to discuss modification. On XX/XX/XXXX Borrower called in set a payment and advised about unpaid principal balance. On XX/XX/XXXX Borrower called in with another party provided authorization. Asked why the 1099 exist. Advised due to forgiveness of principal from the modification. On XX/XX/XXXX Borrower called in stated will try to pay the escrow shortage within the month. On XX/XX/XXXX Advised about new payment after modification agreement. Took XX payment. Advised remaining amount $X.XX would need to be made towards escrow as soon as able to make. Took escrow only payment during call. On XX/XX/XXXX Borrower called in advised yesterday was a holiday the payment set yesterday is still drafting. Advised of $X.XX late fees. Borrower declined to set up ACH. On XX/XX/XXXX Borrower was called out advised the payment made on XX has been processed. Next payment due for XXX. On XX/XX/XXXX Discussed payment. Waived late fees. Borrower scheduled a one time payment. On XX/XX/XXXX Borrower called in to confirm XX/XX/XXXX payment. On XX/XX/XXXX Borrower called and set up payment. Dated XX/XX/XXXX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, the property is located in a disaster area designated by XXX. XXX (XXX) XXX declared on XX/XX/XXXX. No damages were reported.
							07/31/2024	08/19/2024
284515229	XXXX	737112623	304306360	3	[3] Property Damage - UTD - No evidence of resolution [2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called and advised where should the claim check be sent for it to be endorsed. On XX/XX/XXXX the borrower called and requested to have a copy of the XXXX modification agreement uploaded online. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  As per the comments dated XX/XX/XXXX the borrower had called with regards to an enquire as to where can the claim check be sent in order to get it endorsed, this lets us know that the property was damaged, we we do not have any exclusive commentary on the type of damage and the repair status, hence the damage remains unresolved as per the status date.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: XXX disaster number (XXX) declared on XX/XX/XXXX for XXX identified as per comment dated XX/XX/XXXX.
							07/31/2024	08/26/2024
284514888	XXXX	737115527	304307757	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On  XX/XX/XXXX borrower called in to set up payment on the account for this month. Borrower intends to keep the property.  Servicer advised borrower is escrowed for taxes. On XX/XX/XXXX borrower called in and informed mailing the payment today and also refused assistance. There was no additional contact, and the loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, indicated the property is in XXX disaster area due to XXX (XXX) with disaster declared on XX/XX/XXXX. No Damages were reported.
							07/31/2024	08/21/2024
284515232	XXXX	737113134	304308345	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX authorized 3rd party called about the escrow shortage. On XX/XX/XXXX authorized 3rd party called about the account status and escrow removal. On XX/XX/XXXX authorized 3rd party called and go over the escrow removal and stated they will be submitting the escrow document that is required and also call about the home owner assistance found. On XX/XX/XXXX authorized 3rd party called in about the property taxes. On XX/XX/XXXX authorized 3rd party called about the general status of the account and inquire about the insurance. On XX/XX/XXXX authorized 3rd party called about schedule onetime payment. On XX/XX/XXXX authorized 3rd party called to setup online payment on account. There was no additional contact, and the loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/19/2024
284515215	XXXX	737116897	304306389	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							07/31/2024	08/20/2024
284515080	XXXX	737114066	304307736	2	[2] Evidence loan has been modified. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called in about XXX impacted and advise about insurance information and wanted to know how to open claim. Advised borrower that XXX  program is just protection meaning  should not impact on the late fees or demand of the payment. On XX/XX/XXXX borrower called in on another account and natural disaster as going over forbearance plan with on another account. Borrower advised we look at other options  at the end but no guarantee advised to watch for forbearance letter will mailed out and will be explained in letter. On XX/XX/XXXX borrower called in about payment received $X.XX. On XX/XX/XXXX the borrower called in about the escrow account. On XX/XX/XXXX the borrower called in discussed about previous completed forbearance and advised account is current. On XX/XX/XXXX borrower called in about the website payment received $X.XX.On XX/XX/XXXX the borrower called in to discuss about account and will make principal and interest payment.. On XX/XX/XXXX the borrower called in to make a payment to escrow in the amount of $X.XX and also on the other account. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX the property located in a disaster area designated by XXX XXX [XXX] declared on XX/XX/XXXX.
Comment dated XX/XX/XXXX the property located in a disaster area designated by XXX XXX [XXX] declared on XX/XX/XXXX.
							07/31/2024	08/31/2024
284515342	XXXX	737112458	304308177	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in said had damage tot the home is occupying the property and has tenant on one of the floors and filed a insurance claim the claim will be paid out by the end of the month. On XX/XX/XXXX stated is unable to make a payment until gets funds from insurance company. On XX/XX/XXXX borrower called in verified last payment received and borrower not interest in homeowners assistance fund. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per comment dated XX/XX/XXXX damage identified on rental properties. On XX/XX/XXXX had damage to the home occupying the property filed an insurance claim the claim will be paid by the end of the month. There is no evidence of 100% inspection completed and damage being repaired.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/20/2024
284515873	XXXX	737114959	304306688	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior toXX/XX/XXXX. On XX/XX/XXXX Borrower called in regarding insurance claim check. On XX/XX/XXXX Borrower called in insurance claim check sent in XXX and unable to cash the check. Agent informed borrower to contact insurance department and gave insurance department number. Agent gave insurnace department contact number. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comment dated XX/XX/XXXX borrower received claim check XXX and unable to cash the check for unknown property damage. There is no evidence of property damage completed or inspection completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/20/2024
284515682	XXXX	737119776	304306471	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period
Comment dated XX/XX/XXXX, indicated the property is in XXX disaster area(XXX) due to XXX with disaster declared on XX/XX/XXXX. No Damages were reported. Comment dated XX/XX/XXXX, indicated the property is in XXX disaster area(XXX) due to XXX  with disaster declared on XX/XX/XXXX. No Damages were reported.
							07/31/2024	08/19/2024
284515361	XXXX	737116822	304307753	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX On XX/XX/XXXX Authorized third party called in set up online login account and paid for total shortage. Same day called again and for information related to Lender place insurance policy coverage and other details of the policy. On XX/XX/XXXX Authorized third party called in stated not got one statement from servicer. Not aware of the increase in payment and escrow shortage. Last payment was short. Advised wait for next year’s escrow analysis to continue with regular payments. On XX/XX/XXXX Borrower called in regarding insurance coverage. Portfolio servicing statement provided. On XX/XX/XXXX Authorized third party called in requested for last monthly statement. Delivery detailed provided. Document prepared to be mailed on ready for QC. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, the property is located in a disaster area designated by XXX  (XXX) XXX declared on XX/XX/XXXX. No damages were reported.
							07/31/2024	08/19/2024
284515426	XXXX	737119933	304306480	3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, authorized third party called in and said that borrower is deceased. On XX/XX/XXXX, authorized third party called in do does not want to assume loan and not going to pay the increased payment due to new escrow analysis. On XX/XX/XXXX, authorized third party called in to ask if servicer received the death certificate. On XX/XX/XXXX, authorized third party called in wanted to verify why payment changed, discussed the increase in taxes and insurance. On XX/XX/XXXX, authorized third party called in to set up ez pay. On XX/XX/XXXX, authorized third party called in and set up XX payments. On XX/XX/XXXX, authorized third party called in advised $X.XX is the cure amount, set up payment for XXX XX/XX of cure amount. On XX/XX/XXXX, authorized third party called in advised authorized third party is potential SII per the loss mitigation review due to name on deed present. On XX/XX/XXXX, authorized third party called in and would like to confirm if fax has been received. On XX/XX/XXXX, authorized third party called in stated that deed was sent on XX/XX by fax. On XX/XX/XXXX, authorized third party called in advised of documents received. On XX/XX/XXXX, authorized third party called in wanted to be added to loan. Advised assumption workout. On XX/XX/XXXX, authorized third party called in advised that assumption paperwork has been sent. On XX/XX/XXXX, authorized third party called in advised how to access information for assumption on website. Authorized third party wanted information on modification agreement. There was no additional contact, and the loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/30/2024
284515324	XXXX	737114561	304306370	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was not contact prior to XX/XX/XXXX. On XX/XX/XXXX called regarding receiving a letter regarding SSN or TIN number being incorrect. Borrower mentioned we have correct SSN. advised name could not be matching. On XX/XX/XXXX Borrower called in to make payment. Borrower promised to pay payment for XX/XX/XXXX in the amount of $ X.XX. There was no additional contact, and the loan is status currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the property is in a XXX disaster area (XXX) due to XXX declared on XXX. No damages reported. Comments on XX/XX/XXXX indicated the property is in a XXX disaster area (XXX) due to XXX declared on XX/XX/XXXX. No damages reported. Comments on XX/XX/XXXX indicated the property is in a XXX disaster area (XXX) due to XXX declared on XX/XX/XXXX. No damages reported.
							07/31/2024	08/20/2024
284515986	XXXX	737113472	304307868	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower informed they has not received the insurance document and discussed about escrow analysis. Also informed they will make payment in next couple of days. On XX/XX/XXXX the borrower made a quick call and inquired about escrow account. On XX/XX/XXXX the borrower called in and resetting the online password. On XX/XX/XXXX the borrower called in regarding the letter they received from the insurance company that they cancelled. And informed they will fix the roof and then take new policy and also setup the payment for May. On XX/XX/XXXX borrower answered the call but disconnected before start reviewing the account. On XX/XX/XXXX the borrower called in to get the password reset and refused the workout option. On XX/XX/XXXX the servicer called borrower regarding monthly payment; Borrower informed they will make payment once they got paycheck. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/30/2024
284514828	XXXX	737113712	304306240	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called in regarding roof repairs. Advised can not take out equity loans. On XX/XX/XXXX Borrower called in about payment change. Went over analysis. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per comment dated XX/XX/XXXX Repairs for XXX is needed. No indication of claim filed. No other damage related information provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/20/2024
284514712	XXXX	737111724	304308339	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was not contact prior to XX/XX/XXXX.  On comment dated XX/XX/XXXX Borrower stated that they obtained new insurance today. Advised borrower upload declaration page on our website, discussed sending refund check for old insurance back to us. Borrower declined paperless. On XX/XX/XXXX Borrower called stated that switched insurance companies, they received check due to early policy cancellation, inquired next steps, advised need to verified will cash due to addressed to borrower and verified can then make payment to their escrow account. On XX/XX/XXXX Borrower called in regarding changed insurance. Borrower said prior company sent them check went over this and set up payment for the insurance refund and went over new analysis and payment change that will be in XXX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/19/2024
284515386	XXXX	709473474	NULL	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX The borrower called in to know the general status of the loan. Currently account is in foreclosure with no sale date, and confirmed modification review is closed. Borrower was seeking for assistance through state program. On XX/XX/XXXX The borrower called about the following up on loan modification. Borrower was advised that if borrower applies for the XXX because it is being released to XXX servicing. On XX/XX/XXXX Borrower called and wants to confirm insurance is not expired and went over for new servicer. On XX/XX/XXXX The borrower called in to know if borrower can get the modification package and borrower completed the pre-boarding process. On XX/XX/XXXX The borrower called in to get the update on the loan modification and advised that the pre-boarding of loan is in the process. Borrower sent an application for the same. On XX/XX/XXXX The borrower’s intention is to receive a loan modification. On XX/XX/XXXX The borrower called in to confirm the documents are needed to complete the package and provided email address for the same. On XX/XX/XXXX advised borrower regarding the loan modification as it should be received on XX/XX/XXXX. On XX/XX/XXXX Borrower was advised that loan modification is under process. Borrower got letter said sent financial package update on account advised check website for update advised pending with underwriting decision advised processor can take up to 30 days. On XX/XX/XXXX Borrower was informed about the pending estimated turn around time. On XX/XX/XXXX till XX/XX/XXXX borrower was following up on the loan modification and approved for trial modification and discuss next steps in the process. On XX/XX/XXXX till XX/XX/XXXX The borrower called and confirmed the modification terms and advised final modification terms pending will be provided once the trial plan competed. And advised borrower will make a first trial payment in the month of XXX. On XX/XX/XXXX The borrower was advised on the property damage, but borrower said everything is fine and completed the welcome call. On XX/XX/XXXX The borrower went over the trial modification terms, wanted to know the reinstatement amount, hence borrower was advised either go with reinstatement or make a first trial payment. On XX/XX/XXXX till XX/XX/XXXX the borrower called and asking about the modification application status as borrower advised the modification will take effect once the borrower will make the trial payments and advised about the trial plan in ending in the month of XXX. The borrower went over the interview tab with a supervisor in reference to modifications terms. On XX/XX/XXXX The borrower called in regarding the wire amount and advised that the wire funds are received in the amount of $X.XX for reinstatement. On XX/XX/XXXX till XX/XX/XXXX The borrower called and stated that loan modification is not accepting and will go with the reinstatement. Borrower went over the for-escrow analysis to get the payment amount corrected. On XX/XX/XXXX The borrower called and requested the payment history and set up a payment dated XX/XX/XXXX in the amount of $X.XX to apply towards escrow shortage. On XX/XX/XXXX The borrower called and advised that pay history will be sent via email. On XX/XX/XXXX The borrower called in to inquire about why the payment has changed? Informed due to escrow analysis done on XX/XX/XXXX. On XX/XX/XXXX The servicer called in to find out the intention of the property as the property is considering the bankruptcy discharge. On XX/XX/XXXX The borrower called in regarding the payments which are posted recently and advised escrow analysis completed previously and reinstatement completed on XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284514838	XXXX	709469910	NULL	3
[3] Deceased Borrower(s) -  No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX customer called in regarding to make payment and payment was posted. On XX/XX/XXXX customer called in regarding to inform that co-borrower was deceased on XX/XX/XXXX and will make the payment next month. On XX/XX/XXXX customer called in regarding to send the copy of death certificate.  There was no additional contact, and the loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284515203	XXXX	709498091	NULL	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in wanted to set up auto draft and provided the total amount due. On XX/XX/XXXX borrower called in to make a payment. Borrower reviewed the bank information and saw that payment has been put back. Borrower also upset regarding it take too much time for escrow analysis. On XX/XX/XXXX borrower called in and verify the loan terms. On XX/XX/XXXX borrower confirmed escrow surplus check was disbursed. Borrower also said that website was not secure. On XX/XX/XXXX borrower called in and upset about extra payments and requested be applied towards principle. On XX/XX/XXXX borrower called in to make a payment and payment was schedule for XX/XX/XXXX. On XX/XX/XXXX borrower is upset about a missing payment and borrower sent proof of check and cashed. Borrower also upset for negative credit reporting and borrower dispute for the same. On XX/XX/XXXX borrower was called about the account said made the payment of $X.XX. On XX/XX/XXXX customer is stating that already reached out to an attorney and advised that when loan originally   transferred back in Oct. Borrower called because was on auto pay and advised that to send in check which drafted auto pay and also cashed his check in the mount of $X.XX. On XX/XX/XXXX borrower follow up on payment and borrower submitted the credit correction. Credit dispute was resolved. On XX/XX/XXXX borrower called in talked about the credit dispute. On XX/XX/XXXX borrower called in due to wanted to go over the taxes and total amount due and payment was schedule for XX/XX/XXXX. On XX/XX/XXXX Borrower called in about the tax notice and wants to send the notice
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284515371	XXXX	709500136	NULL	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX borrower called in and wanted to process payment online but access still restricted. Agent informed borrower that account is still active in bankcruptcy. Borrower informed that bankruptcy has been already closed/discharged. On XX/XX/XXXX borrower called in to schedule payment for XX/XX/XXXX. Account still showing active. Borrower wanted information on bankruptcy. Borrower again called related to bankruptcy. Agent advised that loan is out bankruptcy and e-mailing bankruptcy closing documents.  There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The proof of claim was filed XX/XX/XXXX.  Bankruptcy chapter XX has been filed on XX/XX/XXXX which has been closed.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	09/01/2024
284515434	XXXX	709489124	NULL	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in to discuss payment. Borrower discuss late charge. On XX/XX/XXXX borrower want to provided intention with property. On XX/XX/XXXX authorized third party called in to confirm amount of due. On XX/XX/XXXX Borrower called to set up payment for XX/XX. On XX/XX/XXXX borrower called to set up payment for XX/XX. On XX/XX/XXXX authorized party called in regarding to make payment for XXX. Agent advised this payment will be apply for XX/XXXX. Person said loan was acquired in XX/XXXX was due for XX/XX/XXXX and never stop making payment. request you to provided the amount for XXX and XXX without the late fees and using the $X.XX unapplied funds $X.XX. Payment scheduled for XX/XX/XXXX. On XX/XX/XXXX borrower called in for payment for XX/XX/XXXX. On XX/XX/XXXX authorized third party called in regarding escrow analysis. discuss about escrow shortage, On XX/XX/XXXX authorized third party called in to make payment for XXX. On XX/XX/XXXX authorized third party called to make payment. On XX/XX/XXXX Authorized third party was trying to make payment in system. On XX/XX/XXXX authorized third party is called for payment posted for XX/XX. On XX/XX/XXXX authorized third party is calling about payment. person is inquired about payment and made$X.XX.person requested to make payment for XX/XX/XXXX. On XX/XX/XXXX Authorized third party called in referenced to set up payment for today. person promised to pay with confirmation. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.  Bankruptcy chapter XX has been discharged on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284515722	XXXX	709490759	NULL	2	[2] Bankruptcy - CH XX - Discharged with Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Agent spoke with borrower regarding equity line of credit and agent advise they do not offer equity line of credit. On XX/XX/XXXX Agent talked with borrower and welcome call was completed. On XX/XX/XXXX Borrower called in to make payment and went over Bankruptcy discharged. On XX/XX/XXXX Borrower called in to provide reason for delinquency had to repair to the house and they could not get loan as borrower is on fixed income used their funds to make repairs. Borrower wanted to make partial payment and Agent said outstanding amount as of today  of $X.XX offered to secure outstanding for XX/XX/XXXX borrower declined the offer they will call back to make that difference of payment. Borrower stated that they are changing insurance and will be sending in XXX. Prior agent gave new payment amount. borrower return the call agent inquired that if voluntary payment were also intentions borrower became combative and rude after agent explained. On XX/XX/XXXX borrower called in to verify last 4 digit of social security number and zip code and confirmed payment change. Borrower made payment to complete and stated will make next  payment on XXX . On XX/XX/XXXX Borrower called in to make payment for $X.XX. On XX/XX/XXXX Borrower called in to see if servicer got their policy updated. Agent advised to borrower that they have not received updated policy allow more time once received servicer will run new analysis. On XX/XX/XXXX Borrower called in regarding insurance policy and they are waiting to get paid and escrow. Borrower need XXX gave number to know amount check was made and date. On XX/XX/XXXX Agent talked with borrower stated that they are unable to get in online service agent advised username email in all capital letter and take a payment of $X.XX provided confirmation number advised to borrower obtain cheaper insurance had issue with it now resolved. Agent advised next month payment will be $X.XX. Borrower stated as per amortization schedule should be paying $X.XX each month and asked if this can scheduled was before or after modification order. Borrower promise to pay in the amount of $X.XX on XX/XX/XXXX. On XX/XX/XXXX Borrower called in for assistance with their mortgage payment, principle questions and wants a new analysis. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.  Bankruptcy chapter XX discharged on XX/XX/XXXX with case number XXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284515940	XXXX	709486724	NULL	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, borrower called in regard to payment sent. On XX/XX/XXXX, borrower called in about the account. On XX/XX/XXXX, the borrower called in borrower was informed by previous agent that borrower may not have access to XXX site as of yet. On XX/XX/XXXX, borrower called in regarding Feb payment with previous servicer. Borrower paid $X.XX today. On XX/XX/XXXX, borrower called in to confirm XXX applied to XXX payment. On XX/XX/XXXX, the borrower called in borrower called in stated that will make payment on XX/XX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284515674	XXXX	709483861	NULL	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called and promise to pay on or before the XX and will catch up for XXX payment next months. On XX/XX/XXXX the borrower was called and not impacted by disaster and gave total amount due for $X.XX due on XX/XX, customer will try to make a payment in 10 days via online. On XX/XX/XXXX the borrower was called to make a payment for $X.XX. On XX/XX/XXXX the borrower is waiting for the funds form his account. On XX/XX/XXXX the borrower was called and advised account due. Customer stated will get funds on the XX and will settle payment on the website. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comment on XX/XX/XXXX identified the property is damaged on XX/XX/XXXX. The customer is filed for claim and step wise check has been received till XX/XX/XXXX. Waiting for final draw to be completion of repairs.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284515285	XXXX	709496905	NULL	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. Comment dated XX/XX/XXXX, borrower called to make a payment in the amount of $X.XX. Servicer assessed borrower's financial situation and explored options to avoid foreclosure. On dated XX/XX/XXXX, borrower called to make a payment. Servicer assessed borrower's financial situation and explored options to avoid foreclosure. On dated XX/XX/XXXX, borrower called to make a payment. Servicer assessed borrower's financial situation and explored options to avoid foreclosure.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284514996	XXXX	709483796	NULL	3
[3] Deceased Borrower(s) -  No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX customer called in and wanted to see about the county taxes and insurance and agent advised due to the escrow analysis sent the copy. On XX/XX/XXXX servicer contacted borrower about payoff amount. On XX/XX/XXXX Servicer contacted borrower and discussed about voluntary payment change intends to maintain with voluntary payments sent bill pay today. On XX/XX/XXXX borrower called in regarding to ask about escrow shortage. On XX/XX/XXXX customer called in regarding to make payments but also wanted to have all the late fees waived on XX/XX/XXXX. On XX/XX/XXXX borrower called in regarding to missing payments from XX/XXXX. On XX/XX/XXXX borrower called in and said that the XXX month payment was never given. On XX/XX/XXXX servicer contacted borrower about borrower was disputing XXX month payment and not able to make payment. On XX/XX/XXXX customer called in regarding to inform that the second borrower was deceased and the name has been updated. On XX/XX/XXXX customer called in regarding that co-borrower was deceased and borrower is executor of estate. On XX/XX/XXXX authorized third party called in regarding about XXX month payment. On XX/XX/XXXX authorized third party called in regarding about co-borrower was deceased and never filed a bankruptcy. There was no additional contact, and the loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Comment dated XX/XX/XXXX indicates that prior servicer modification was completed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284515926	XXXX	709499461	NULL	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called in to make a payment. advised on mortgage transfer and won't be able to make payment until XX/XX advised XXX to mortgage transfer give new loan number. On XX/XX/XXXX Borrower called said repayment plan with prior servicer. Relayed notes show prior workout option, but all hasn't uploaded yet. Borrower wanted to make payment relayed to call back next week and hopefully if repayment plan details are in, we can accept payment. Borrower understood. On XX/XX/XXXX Borrower called to check modification general inquiry. On XX/XX/XXXX Borrower calling in to requested intent is to Pring loan. advised to follow up next week. confirmed no sale date found. On XX/XX/XXXX Received call from borrower looking for quote. we set up reinstatement. On XX/XX/XXXX Borrower already have reinstatement quote requested last week? advised were still waiting for the foreclosure fees. Borrower will follow up later. We setup reinstatement. On XX/XX/XXXX Borrower was calling and stated will try and send wire today has wire information and provided account number. On XX/XX/XXXX Borrower called to verify that we received the payment to reinstate the loan, and we did as of yesterday. stated it unto 48 business hours for borrower to start making payment online. I did not discuss workout options for the loan is now reinstated. Borrower asked about new payment. I stated that there was an escrow shortage of $X.XX for last year but a deceased in escrow shortage payment online and then borrower's payment will be $X.XX starting XX/XXXX No. On XX/XX/XXXX Borrower called to shedule a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284515374	XXXX	709495535	NULL	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, loss mitigation available options were discussed. On XX/XX/XXXX, borrower called in account verified. On XX/XX/XXXX, borrower called in to get wire information. The wire information was provided. On XX/XX/XXXX, borrower called in and intends to keep the property and payment will be done within couple of the days. On XX/XX/XXXX, borrower called in and will make payment on XXX online. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  On XX/XX/XXXX, prior servicer completed modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284515261	XXXX	709488993	NULL	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX authorized third party called in regarding to make payment. On XX/XX/XXXX customer called in regarding to discuss about forbearance. On XX/XX/XXXX borrower called in regarding to inform about the property got damage due to XXX. On XX/XX/XXXX customer called in regarding to ask any options are available to bring the account current. On XX/XX/XXXX customer called in regarding modification to bring the account current. On XX/XX/XXXX customer called in and discussed about repayment plan offer. On XX/XX/XXXX customer called in regarding that borrower has modification package related questions. On XX/XX/XXXX customer called in regarding that borrower applied modification. On XX/XX/XXXX servicer contacted borrower and discussed about to inform borrower modification. On XX/XX/XXXX customer called in and asked about denial letter received. On XX/XX/XXXX borrower called in regarding to ask how to apply modification online. On XX/XX/XXXX customer called in and inquire about assistance for website and password reset. On XX/XX/XXXX customer called in regarding to make payment. On XX/XX/XXXX customer called in regarding to inquire about new modification on the loan. On XX/XX/XXXX servicer contacted borrower and discussed about payment. On XX/XX/XXXX servicer contacted borrower and discussed about monthly payment for XX/XX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been denied for modification.  Comment dated XX/XX/XXXX indicates that modification was rejected.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comment dated XX/XX/XXXX indicates that the subject property had damage in XXX due to XXX and claim also filed. However there was no there was no evidence that the damage are completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284515589	XXXX	709491740	NULL	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called and wanted to add one of the family member in the account. On XX/XX/XXXX borrower called in about the recurring payment and agent helped borrower process the payment today in the amount of $X.XX. On XX/XX/XXXX agent called borrower regarding the scheduled a payment. On XX/XX/XXXX agent called borrower regarding making payment, borrower promise to pay in the amount of $X.XX. On XX/XX/XXXX borrower called in about the add authorized person in the account. On XX/XX/XXXX agent called borrower regarding the account information and stated processed payment today for XXX in the amount of $X.XX and also paid late fees in the amount of $X.XX. On XX/XX/XXXX borrower called and wanted add successor in interest on account. On XX/XX/XXXX agent called borrower about account and online payment information. On XX/XX/XXXX authorized 3rd party called about how to handle the further loan as borrower is deceased. On XX/XX/XXXX authorized 3rd party called to check status of the loan assumption. On XX/XX/XXXX successor in interest said payment is setup automatic bill pay every XX of the month. On XX/XX/XXXX authorized 3rd party called in about processed payment in the amount of $X.XX. There was no additional contact, and the loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284515350	XXXX	709497333	NULL	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX agent called borrower regarding the process May payment. On XX/XX/XXXX agent called borrower regarding XX/XX/XXXX payment. There was no additional contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per the comment dated XX/XX/XXXX XXX and XXX damage identified and date of loss is XX/XX/XXXX, claim classified non-monitored. As per the comment dated XX/XX/XXXX loss draft check issued on XX/XX/XXXX in the amount of $X.XX. As per the comment dated XX/XX/XXXX claim auto closed, however there is no any evidence regarding the 100% repair completed.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284515381	XXXX	709491286	NULL	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior toXX/XX/XXXX.  On XX/XX/XXXX the third party called and was provided the life of the loan, Customer assisted for the nest step regarding the insurance claim check. Advised customer will connect to loss draft for further assistance. On XX/XX/XXXX the third party called to verified 4 digits of social security number and customer query letter received regarding unapplied funds and advised that the payment received on XX/XX which include short payment for XXX. Customer will make a payment with full amount on account. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284515160	XXXX	709494447	NULL	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower was informed about modification denial. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284516002	XXXX	709485700	NULL	3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. Borrower called to make payment scheduled for XX/XX/XXXX. On XX/XX/XXXX Borrower upset of getting call every month and said borrower good and hung up. On XX/XX/XXXX. Borrower advised send death certificated several times, but borrower family member still appears on the mortgage and asked if is normal. advised yes as both of them sighed the note and will just have remarks about the death of borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284514351	XXXX	709484307	NULL	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in and paid the escrow shortage in the amount of $X.XX and payment will be $X.XX. On XX/XX/XXXX borrower informed made the large payment towards the shortage still payment not decreased. Borrower requested to have the payment delete for today and so can make payment for $X.XX. Also borrower informed will make payment after change. On XX/XX/XXXX borrower called in to know the status of the claim for XXX damage. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On XX/XX/XXXX, indicate XXX damage on the property. On XX/XX/XXXX, claim was classified as non-monitored. On XX/XX/XXXX, indicate claim check need to be endorsed. On XX/XX/XXXX, indicate XXX damage to the property on dated XX/XX/XXXX. On XX/XX/XXXX, auto claim closed. There is no evidence of repairs completed or 100% inspection done.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284515969	XXXX	709493647	NULL	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX . The borrower called on XX/XX/XXXX and wanted to make payment, was advised of the servicing transfer and the process was explained and a copy of transfer letter was emailed. On XX/XX/XXXX the borrower called and requested for a call back to see the available options as wanted to continue with the payments. On XX/XX/XXXX the borrower called and advised that have been impacted by the XXX, a forbearance was ended on XX/XX/XXXX, the borrower made partial payment for $X.XX. On XX/XX/XXXX the borrower called and was advised of the options like reinstate, repayment plan, modification, SPO, deed in lieu, borrower informed that was impacted by XXX and a disaster forbearance was setup, a one time draft was taken for $X.XX. The borrower called on XX/XX/XXXX to make payment using suspense funds, was advised that forbearance will expire after this month, borrower stated plans to reinstate the loan and the call was transferred. The borrower called on XX/XX/XXXX  to verify that payment is showing posted, was verified that payment is showing for today of $X.XX, customer also added son to the call and was informed that the call was recorded and a payment was processed for $X.XX and brought account current. Customer also was upset up $X.XX inspection fee, a VOC was submitted. The borrower called on XX/XX/XXXX to request for a new escrow analysis, a payment of $X.XX dated XX/XX/XXXX was done for insurance escrow analysis as informed to the customer. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XX.  As per comments dated XX/XX/XXXX a damage was reported on the property for XXX and XXX, however there was no claim filed and the damage still remains unresolved by the status date.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/30/2024
284514417	XXXX	737115782	304306374	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was not contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called in to make escrow payment. Borrower wanted to know how to pay the escrow shortage. advised over phone or online. On XX/XX/XXXX Borrower called in to informed they received a refund from the insurance carrier for the Hazard insurance. Borrower would like to make an additional escrow payment IAO $X.XX.  Reviewed the last completed escrow analysis on XX/XX/XXXX. Advised of the shortage in the amount of $X.XX.   Advised of XX-month escrow spread. Advised effective XX/XX/XXXX new monthly payment in the amount of $X.XX.    Advised the next analysis is scheduled to occur on XX/XXXX. There was no additional contact, and the loan is status currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the property is in a XXX disaster area (XXX) due to XXX declared on XX/XX/XXXX. No damages reported.
							07/31/2024	08/29/2024
284514813	XXXX	737117028	304306153	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in consent to record. On XX/XX/XXXX borrower called in and set up the payment. On XX/XX/XXXX called in borrower was verified. On XX/XX/XXXX borrower called in to make a payment. On XX/XX/XXXX borrower called in to make a payment in the amount of $X.XX. On XX/XX/XXXX and XX/XX/XXXX borrower was verified. On XX/XX/XXXX and XX/XX/XXXX borrower called in and set up payment dated on XX/XX/XXXX. On XX/XX/XXXX borrower called in and account was discussed. Comment dated on XX/XX/XXXX borrower called in to make their payments and also advised for escrow shortage. There was no additional contact and currently file is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/21/2024
284515994	XXXX	737114389	304307937	3	[3] Property Damage - UTD - No evidence of resolution [2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in to reset the password and also wanted to submit deed request. Comment dated on XX/XX/XXXX shows that there is damage on the property. Borrower wants to file a claim. On XX/XX/XXXX borrower told that received the claim check from the insurance. There was no additional contact and currently file is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comment dated on XX/XX/XXXX shows that there is damage on the property. Borrower wants to file a claim.  On XX/XX/XXXX borrower told that received the claim check from the insurance. There is no any indication of repair has been done on the property. There is no further information available about the damage.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the property is in a XXX disaster area (XXX) due to XXX declared on XX/XX/XXXX. No damages reported.
							07/31/2024	08/30/2024
284515167	XXXX	737122978	304307593	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called in stated borrower one is deceased. Will submit a copy of death certificate. Did not have checking account to set up easy pay payment. There was no additional contact, and the loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, indicated the property is in XXX disaster area due to XXX (XXX) with disaster declared on XX/XX/XXXX.No Damages were reported.
							07/31/2024	08/19/2024
284516119	XXXX	737110296	304307386	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower 1 called to inform  the other borrower passed away and they will be taking care of payment.  On XX/XX/XXXX the borrower called to inform the other borrower passed away on XX/XX/XXXX and set a payment. On XX/XX/XXXX the borrower called to know when the next payment is due and representative assisted. On XX/XX/XXXX the borrower called servicer to know if they can waive the late fees. There was no additional contact, and the loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/19/2024
284514488	XXXX	737124172	304307652	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no contact prior to XX/XX/XXXX. As per comment dated XX/XX/XXXX borrower will be calling back on XXX to make monthly payment. Servicer informed that the payoff quote is $X.XX with good trough of XX/XX/XXXX and original maturity date is XX/XX/XXXX. As per comment dated XX/XX/XXXX borrower stated that property is owner occupied and explained shortage. Borrower asked for assistance as the insurance went up and can make payment for the escrow shortage. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the property is in a XXX disaster area due to XXX (XXX) XXX declared on XX/XX/XXXX. No damages reported.
Comments on XX/XX/XXXX indicated the property is in a XXX disaster area due to XXX (XXX) declared on. No damages reported.
							07/31/2024	08/30/2024
284514540	XXXX	737106971	304307254	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX On XX/XX/XXXX Borrower was called out regarding payment. Informed about hardship program. On XX/XX/XXXX Borrower called in informed about trial modification completed and keep a look out for the permanent agreement. On XX/XX/XXXX Borrower called in discussed modification on account. Advised final modification document sending today. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/19/2024
284515606	XXXX	737111260	304308251	3
[3] Property Damage - Other Natural Causes - No evidence of resolution

[2] Property is located in a XXX disaster area.

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no contact prior to XX/XX/XXXX. As per comment dated XX/XX/XXXX borrower called in verified and gave consent to record. Also provided account number, borrower is filing a claim for damage due to XXX, due to which XXX. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  As per comment dated XX/XX/XXXX borrower is filing a claim for damage due to XXX due to which XXX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: XXX disaster number XXX declared on XX/XX/XXXX for XXX identified as per comment dated XX/XX/XXXX.
XXX disaster number XXX declared on XX/XX/XXXX for XXX identified as per comment dated XX/XX/XXXX.
							07/31/2024	08/19/2024
284514378	XXXX	709484083	NULL	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower was called and advised to spread shortage to XX months and new payment in the amount of $X.XX. On XX/XX/XXXX borrower called in to make a payment. On XX/XX/XXXX borrower called in to make a payment and payment was schedule for XX/XX/XXXX. There was no additional contact and currently file is Performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	09/03/2024
284515987	XXXX	709502199	NULL	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX authorized 3rd party called in and servicer discussed about missing documents. Authorized 3rd party confirmed per fraud alert borrower have applied for modification. Servicer advised to send signed and dated hardship letter. On XX/XX/XXXX authorized 3rd party called in and servicer explained about partial payment application and corporate advances. Servicer advised about modification denial and escrow account. On XX/XX/XXXX servicer called and spoke to borrower who made the payment over the phone for $X.XX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284514419	XXXX	709484497	NULL	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in and advised about the mortgage statement and does not have any outstanding balance. On XX/XX/XXXX outstanding called and just needing information on new servicer. Servicer spoke with power of attorney on XX/XX/XXXX about letter received for overdue payment. On XX/XX/XXXX borrower was called and said that unable to make payment online. Borrower said that account has been reinstated on XX/XX/XXXX. On XX/XX/XXXX borrower called in and send request to have foreclosure removed. There was no additional contact and currently file is Performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284515267	XXXX	709492482	NULL	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Authorized third party called in stated intention to assume the loan. Inquired about assumable. Advised about corporate advances. Talked about divorce settlements. On XX/XX/XXXX Borrower called in to get total amount due. Advised amount, but dose not inculcated the attorney fees. Borrower claimed was ordered by the court to pay the loan until XXX. Borrower stated family member can able to pay partial amount. Ordered foreclosure fee and cost but borrower dropped the call. On XX/XX/XXXX  Authorized third party called in for reinstatement  amount. Stated in divorce house awarded. Advised request put and allow time till end of week. On XX/XX/XXXX  Authorized third party called in for reinstatement quote. Stated can make XX partial payment. Advised for quote allow 7-10 business days. On XX/XX/XXXX  Authorized third party called in again called for reinstatement quote. Wanted to be current for assume the loan. On XX/XX/XXXX Authorized third party called in provide reinstatement amount and wire information. On XX/XX/XXXX Authorized third party called in to check reinstatement funds received or not. Advised one payment is received and another payment did not received due to missing account number. On XX/XX/XXXX  Authorized third party called in for follow up on reinstatement amount. Advised case is pending. On XX/XX/XXXX  Authorized third party called in for follow up on missing wire payment. Advised case is still pending. On XX/XX/XXXX and XX/XX/XXXX  Authorized third party called in for missing fund. Emailed manager to follow up. Case is still opened. On XX/XX/XXXX  Authorized third party called in advised loan is current now. Submitted request for assume the loan. On XX/XX/XXXX  Authorized third party called in advised assumption started on XX/XX/XXXX. Assisted under global research assumption tacker. On XX/XX/XXXX Authorized third party called in regarding assumption process advised need to be Successor in interest first then can proceed with assumption. Authorized third party upset stated doing this calls from XXX no one advised about it. Advised document needed divorce degree stated property is awarded. On XX/XX/XXXX  Authorized third party called in for follow up on assumption process. Advised assumption process was closed. First need to be successor in interest. On XX/XX/XXXX  Authorized third party called in to follow up on assumption. Advised must be successor in interest prior to assuming.  Authorized third party stated document sent on email. Opened research case provided case number. Advised will follow up in a week. On XX/XX/XXXX Authorized third party called in advised successor in interest confirmed. Authorized third party’s intention to live in property. Assume loan submitted. Advised exception and time frame. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284515816	XXXX	709490478	NULL	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with authorized party prior to XX/XX/XXXX. On XX/XX/XXXX Successor in interest called wanted to make a payment using credit or debit card. Advised payment can be accept only from saving or checking account. Card payment can done thru IVR. Successor in interest asked for financial hardship program as dose not have a job and relies on social security. Call transferred to loss mitigation team for further assistance. On XX/XX/XXXX Successor in interest called in to make a payment using credit card also wanted mortgage assistance. Advised of options sell property as well. Successor in interest has a surgery and having a hard time to make a payment. There was no additional contact, and the loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	09/04/2024
284516017	XXXX	709622690	NULL	3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX authorized third party called in and verified the name and welcome call was completed. On XX/XX/XXXX authorized third party called in to make a payment in the amount of $X.XX for XX/XX/XXXX. On XX/XX/XXXX, Successor in interest called in regards payment which was mailed on XX/XX/XXXX. On XX/XX/XXXX  Successor in interest called in for escrow surplus check was re-issued. On XX/XX/XXXX authorized third party called in to make a payment. On XX/XX/XXXX Successor in interest called to setup advance option and payments. There was no additional contact and currently file is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284515043	XXXX	709643530	NULL	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX borrower called to inform they will be reinstating the loan and representative order reinstatement quote. Borrower gave authorization to son and representative advised it will take up to 7 business days. Borrower informed about death of spouse. On XX/XX/XXXX the borrower called to gave authorization to son and requested for reinstatement quote. On XX/XX/XXXX the third party called to inform they will reinstate the loan end of week and representative advised borrower to confirm the reinstatement amount prior to doing the wire. On XX/XX/XXXX authorized third party called to inform they will be wiring the funds today to reinstate the loan. On XX/XX/XXXX authorized third party called to make payment and agent advised payment received and foreclosure was removed. On XX/XX/XXXX authorized third party called about online access and representative assisted in creating online access and set up automated clearing house on the account. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284514636	XXXX	709641443	NULL	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was not contact prior to XX/XX/XXXX. On comment dated XX/XX/XXXX called to process the payment advised to avoid negative reporting for payment due. Borrower promised to pay and schedule payment in the amount of $X.XX for XX/XX/XXXX. On XX/XX/XXXX. Borrower called in regarding loss draft. Borrower wanted to know the insurance claim procedure. Provide loss draft claim phone number. XX/XX/XXXX Borrower to about the insurance claim check which they have received. On XX/XX/XXXX Borrower called in regarding missing claim information for XXX damage on XX/XX/XXXX. Borrower does not have claim amount for correct date of loss set up claim   for borrower and advised once they have all the proper information then will be able to provide detail. On XX/XX/XXXX Talked to customer regarding account registration on website and confirmed payment set up online. Borrowers request paperless and confirm email address. On XX/XX/XXXX Borrower called in regarding claim check status drafted for XXX damaged. advised that checks have not been received yet. Borrower stated checks arrived this morning will follow up later today to see checks have been sent to Loss draft department. On XX/XX/XXXX Borrower called in regarding claim check status drafted for XXX damaged. Advised claim check in the amount of $X.XX and $X.XX sending for endorse and release via XXX. On XX/XX/XXXX Borrower called in regarding claim check status drafted for XXX damaged on XX/XX/XXXX. On XX/XX/XXXX Borrower called in regarding payment set up, Payment schedule for XX/XX/XXXX. Borrower stated about hardship due to hospitalized due to Covid and set up for the reinstalment of $X.XX for XX/XX. On XX/XX/XXXX Called to borrower regarding follow up for r the requested document. Borrower advised they are ready for an inspection but will send the AWS. On XX/XX/XXXX Called to borrower regarding inspection. Borrower stated that they are waiting for months. On XX/XX/XXXX called to borrower regarding loan assistance advised for the loan modification also discussed about total amount due breakup with the borrower. Borrower promised to pay in the amount of $X.XX for XX/XX/XXXX and provide confirmation number. On XX/XX/XXXX called to borrower regarding payment processed. Borrower wanted to make payment. Payment schedule for $XX/XX/XXXX in the amount of$X.XX and provide confirmation number for the same. On XX/XX/XXXX called to borrower regarding payment reminder. Processed payment in the amount of $X.XX for XX/XX/XXXX and provide confirmation number for the same. There was no additional contact, and the loan is showing performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284515347	XXXX	709644165	NULL	3
[3] Loan has evidence of title issue(s).

[3] There are indications of fraud on the loan.

[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior XX/XX/XXXX. On XX/XX/XXXX, borrower called in regarding the check status of payment. Borrower inquire about onboarding and taxes insurance. On XX/XX/XXXX, borrower called in to get home owners insurance on the loan. On XX/XX/XXXX, borrower called in and intends to keep the property. On XX/XX/XXXX, borrower called in to make a payment. On XX/XX/XXXX, borrower called in there is a tax lien sale because taxes were not paid. The borrower advised they did not remember completing a modification in XXXX. On XX/XX/XXXX, borrower called in advised that borrower had sent information for tax lien. On XX/XX/XXXX, borrower called in there was wrong legal description and had never been corrected until XX years ago. On XX/XX/XXXX, the borrower indicated they did not sign the modification and there was fraud. The servicer advised to submit a dispute in writing. The modification moved $X.XX to the end of the loan and if the modification is disputed the loan would become delinquent and may face foreclosure activities. The servicer advised they can open a fraud case, and it can take up to 90 days or more since the modification was completed with the prior servicer. The borrower was also disputing the deferred balance. The borrower also advised there were 2 acres of land they owned free and clear and the servicer was not paying the property taxes. A tax sale date was scheduled for XX/XX/XXXX and taxes were owed for $X.XX The servicer advised they will make a request for the taxes to be paid – which was paid on XX/XX/XXXX in the amount of $X.XX. On XX/XX/XXXX, the borrower indicated they did not complete the modification and the will send in a written dispute for the modification. There was no evidence the written dispute was received and there was no further mention of the dispute. On XX/XX/XXXX, borrower called in inquiring if the taxes will be paid on the 2 acres of property in back of borrower's land. On XX/XX/XXXX, borrower called in to provide an update for the delinquent taxes being paid. On XX/XX/XXXX, borrower called in wanting on update from XXX. There was no additional contact, and the loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  As per the comment dated XX/XX/XXXX bankruptcy was discharged.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  On XX/XX/XXXX, there was wrong legal description and had never been corrected until 3 years ago, No further details found.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284514474	XXXX	709638258	NULL	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.On XX/XX/XXXX, borrower called in and provided total amount due, last payment date and fees. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284514918	XXXX	709640924	NULL	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called and stated unable to make payment. On XX/XX/XXXX borrower called and wanted to make a payment. On XX/XX/XXXX borrower called in about the reinstement amount. On XX/XX/XXXX agent called borrower regarding the account status and borrower stated spouse is not working stating they lost job XX month ago. On XX/XX/XXXX borrower called and wanted to make the payment in the amount of $X.XX. On XX/XX/XXXX borrower called and stated they applied for home assistance fund. On XX/XX/XXXX borrower called and wanted an update about modification. On XX/XX/XXXX borrower called and promise to pay. On XX/XX/XXXX borrower called and wanted to make payment in the amount of $X.XX. On XX/XX/XXXX agent called borrower regarding the payment reminder. On XX/XX/XXXX borrower called to make a payment in the amount of  $X.XX. On XX/XX/XXXX borrower called in about the insurance claim received. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  As per the comment dated XX/XX/XXXX property was damage on XX/XX/XXXX, there is no other detail available regarding damage. As per the comment dated XX/XX/XXXX insurance claim auto closed. As per the comment dated XX/XX/XXXX XX% inspection are completed. there is no evidence found regarding 100% repair completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	09/04/2024
284514616	XXXX	709639678	NULL	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower was called to make a payment and borrower agree to setup XX payment to bring the account current. On XX/XX/XXXX borrower called to make payment. borrower wasn't aware of servicing transfer. On XX/XX/XXXX borrower called and stated make XX payment today and will try and make another payment next week. On XX/XX/XXXX borrower called to make XX payments and future date payment. On XX/XX/XXXX borrower called to set payment of $X.XX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	09/01/2024
284515184	XXXX	709638118	NULL	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in and request for password reset and said that password is key sensitive and tried to forget the password. On XX/XX/XXXX borrower got email regarding Cyber-attack and property is owner occupied. On XX/XX/XXXX borrower was called about property intention. There was no additional contact and currently file is Performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comment dated on XX/XX/XXXX shows that there is damage on the property. Claim was filed. On XX/XX/XXXX shows that Claim was classified as non-monitored. Borrower authorized for payment request in the amount of $X.XX to be used for repairs. On XX/XX/XXXX shows that claim was closed. There is no any indication of repair has been done on the property. There is no further information available about the damage.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/19/2024
284515661	XXXX	709636906	NULL	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called in and made the payment. On XX/XX/XXXX the borrower called in to make a payment. On XX/XX/XXXX the servicer called borrower regarding monthly payment and borrower informed they wants to retain the property and will making voluntary payment at end of month. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  As per comment dated XX/XX/XXXX the bankruptcy was discharged. No additional details available.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284515684	XXXX	709648562	NULL	3
[3] Deceased Borrower(s) -  No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in and completed the welcome call. Servicer also sent borrower modification packet. Also advised borrower can make the payment over the phone and all the possible payment options. On XX/XX/XXXX servicer called in and borrower informed about the reason for delinquency due to a cancer patient and has been in hospital. Servicer advised the total amount due and advised all the possible payment options. Also advised of demand expired on the loan and possible foreclosure review. Borrower agreed to set up the payment over the phone. There was no additional contact, and the loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	09/03/2024
284514975	XXXX	709639165	NULL	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. Comment dated XX/XX/XXXX, borrower wanted to set up online account/ make payment. On dated XX/XX/XXXX, servicer called and informed about payment. Borrower will schedule a payment for XX/XX/XXXX. On dated XX/XX/XXXX, servicer called to borrower for payment. Borrower will call back to make a payment in the amount of $X.XX on XX/XX/XXXX. On dated XX/XX/XXXX, borrower called to make a payment. On dated XX/XX/XXXX, borrower called to schedule a payment for $X.XX to be drafted on XX/XX/XXXX. On dated XX/XX/XXXX, borrower confirmed if the payment was posted. Servicer informed that payment was posted and just need to wait for it to be drafted. On dated XX/XX/XXXX, borrower wanted to schedule a payment. On dated XX/XX/XXXX, borrower scheduled a payment for XX/XX/XXXX. On dated XX/XX/XXXX, borrower schedule a payment for XX/XX/XXXX in the amount of $X.XX. On dated XX/XX/XXXX, servicer called to borrower for payment. Borrower will make a payment for XX/XX/XXXX. On dated XX/XX/XXXX, borrower process to make a payment in the amount of $X.XX for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024
284515532	XXXX	709637268	NULL	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX customer called in regarding to make payment for modification. On XX/XX/XXXX customer called in regarding to reinstate the loan. On XX/XX/XXXX customer called in regarding workout options. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been denied for modification.  Comment dated XX/XX/XXXX indicates that modification was rejected.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2024	08/29/2024